GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 90.6%
Australia – 0.5%
10,111	Allkem Ltd.* (Metals & Mining)	$ 93,870
6,251	Ampol Ltd. (Oil, Gas & Consumable Fuels)	135,558
15,388	Challenger Ltd. (Diversified Financial Services)	78,891
16,465	Charter Hall Group (Equity Real Estate Investment Trusts (REITs))	162,124
4,782	CSL Ltd. (Biotechnology)	1,009,721
67,492	De Grey Mining Ltd.* (Metals & Mining)	71,521
25,186	Deterra Royalties Ltd. (Metals & Mining)	87,383
12,955	Eagers Automotive Ltd. (Specialty Retail)	105,367
19,599	GrainCorp Ltd. Class A (Food & Staples Retailing)	105,235
86,164	HomeCo Daily Needs REIT (Equity Real Estate Investment Trusts (REITs))	82,706
5,180	IGO Ltd. (Metals & Mining)	53,847
25,932	Incitec Pivot Ltd. (Chemicals)	63,409
4,114	JB Hi-Fi Ltd. (Specialty Retail)	141,450
88,462	Nine Entertainment Co. Holdings Ltd. (Media)	127,989
57,971	Orora Ltd. (Containers & Packaging)	122,663
2,789	Pro Medicus Ltd. (Health Care Technology)	133,199
3,298	Sandfire Resources Ltd. (Metals & Mining)	14,698
7,529	Seven Group Holdings Ltd. (Trading Companies & Distributors)	121,177
20,378	Steadfast Group Ltd. (Insurance)	75,708
19,176	Super Retail Group Ltd. (Specialty Retail)	173,045

		2,959,561

Austria – 0.1%
2,197	ANDRITZ AG (Machinery)	131,384
3,383	BAWAG Group AG*(a) (Banks)	209,559
4,482	Wienerberger AG (Construction Materials)	134,778

		475,721

Belgium – 0.2%
1,119	Aedifica SA (Equity Real Estate Investment Trusts (REITs))	98,195
9,229	Anheuser-Busch InBev SA (Beverages)	557,078
4,849	KBC Group NV (Banks)	359,152
3,678	Warehouses De Pauw CVA (Equity Real Estate Investment Trusts (REITs))	116,636

		1,131,061

Shares	Description	Value

Common Stocks (continued)
Bermuda – 0.1%
1,335	Assured Guaranty Ltd. (Insurance)	$ 83,571
3,204	Axis Capital Holdings Ltd. (Insurance)	200,474
366	RenaissanceRe Holdings Ltd. (Insurance)	71,623

		355,668

Brazil – 0.6%
2,415	Afya Ltd. Class A* (Diversified Consumer Services)	36,901
70,542	Banco Bradesco SA ADR (Banks)	196,812
18,000	Banco BTG Pactual SA (Capital Markets)	76,662
44,050	Banco do Brasil SA (Banks)	353,178
3,050	BB Seguridade Participacoes SA (Insurance)	22,699
23,250	Cielo SA (IT Services)	22,946
4,200	ERO Copper Corp.* (Metals & Mining)	68,972
10,800	Gerdau SA (Metals & Mining)	69,655
44,250	Hypera SA (Pharmaceuticals)	404,468
31,939	JBS SA (Food Products)	126,339
13,400	Localiza Rent a Car SA (Road & Rail)	156,298
14,285	Pagseguro Digital Ltd. Class A* (IT Services)	144,136
11,400	Petro Rio SA* (Oil, Gas & Consumable Fuels)	94,545
18,950	Sendas Distribuidora SA (Food & Staples Retailing)	73,354
8,759	StoneCo Ltd. Class A* (IT Services)	97,750
44,400	TOTVS SA (Software)	263,008
15,400	Vale SA (Metals & Mining)	286,716
62,300	WEG SA (Electrical Equipment)	469,309
6,950	XP, Inc. Class A* (Capital Markets)	123,849

		3,087,597

Canada – 2.7%
16,100	Alamos Gold, Inc. Class A (Metals & Mining)	177,632
11,849	Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	541,088
7,500	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	87,144
3,300	ATS Corp.* (Machinery)	133,632
11,500	Birchcliff Energy Ltd. (Oil, Gas & Consumable Fuels)	73,725
4,100	Boralex, Inc. Class A (Independent Power and Renewable Electricity Producers)	114,722
1,490	BRP, Inc. (Leisure Products)	124,336
13,145	Canadian National Railway Co. (Road & Rail)	1,565,032
14,645	Canadian Pacific Railway Ltd. (Road & Rail)	1,155,490

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
Canada (continued)
4,080	Capital Power Corp. (Independent Power and Renewable Electricity Producers)	$ 137,099
15,900	Capstone Mining Corp.* (Metals & Mining)	78,033
15,900	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels)	118,782
3,400	Definity Financial Corp. (Insurance)	91,609
7,000	Element Fleet Management Corp. (Diversified Financial Services)	98,906
3,850	Empire Co. Ltd. Class A (Food & Staples Retailing)	110,794
8,753	Enerplus Corp. (Oil, Gas & Consumable Fuels)	155,366
3,800	Filo Mining Corp.* (Metals & Mining)	67,943
8,300	First Capital Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	111,972
2,950	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	92,499
2,000	Granite Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	122,401
2,527	Intact Financial Corp. (Insurance)	366,605
4,988	International Petroleum Corp.* (Oil, Gas & Consumable Fuels)	53,669
4,100	Keyera Corp. (Oil, Gas & Consumable Fuels)	93,521
2,517	Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	772,417
3,790	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	101,803
2,460	Stantec, Inc. (Construction & Engineering)	128,237
1,900	Stella-Jones, Inc. (Paper & Forest Products)	69,143
9,791	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	339,821
1,130	TFI International, Inc. (Road & Rail)	125,854
5,599	The Descartes Systems Group, Inc.* (Software)	408,773
8,522	The Toronto-Dominion Bank (Banks)	589,632
4,201	Thomson Reuters Corp. (Professional Services)	499,744
1,127	Toromont Industries Ltd. (Trading Companies & Distributors)	90,030
128,050	Wheaton Precious Metals Corp. (Metals & Mining)	5,857,007
16,200	Whitecap Resources, Inc. (Oil, Gas & Consumable Fuels)	135,025

Shares	Description	Value

Common Stocks (continued)
Canada (continued)
27,100	Yamana Gold, Inc. (Metals & Mining)	$ 163,551

		14,953,037

Chile – 0.1%
62,278	Cencosud SA (Food & Staples Retailing)	111,860
1,967	Sociedad Quimica y Minera de Chile SA ADR (Chemicals)	191,861

		303,721

China – 3.9%
3,762	360DigiTech,Inc.(Consumer Finance )	90,777
92,700	3SBio, Inc.(a) (Biotechnology)	100,971
288,924	Agricultural Bank of China Ltd. Class H (Banks)	103,993
5,000	Airtac International Group (Machinery)	170,996
154,800	Alibaba Group Holding Ltd.* (Internet & Direct Marketing Retail)	2,128,292
337	Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	37,137
5,170	Autohome, Inc. ADR (Interactive Media & Services)	180,226
3,069	Baidu, Inc. ADR* (Interactive Media & Services)	413,333
52,650	Baidu, Inc. Class A* (Interactive Media & Services)	885,049
1,041,987	Bank of China Ltd. Class H (Banks)	396,648
492,363	Bank of Communications Co. Ltd. Class H (Banks)	304,329
414,000	Beijing Capital International Airport Co. Ltd. Class H* (Transportation Infrastructure)	314,870
19,650	BYD Co. Ltd. Class H (Automobiles)	622,267
36,100	BYD Electronic International Co. Ltd. (Communications Equipment)	125,128
37,100	Centre Testing International Group Co. Ltd. Class A (Professional Services)	130,691
111,300	China Aoyuan Group Ltd.*(b) (Real Estate Management & Development)	8,375
522,311	China Cinda Asset Management Co. Ltd. Class H (Capital Markets)	74,157
208,000	China CITIC Bank Corp. Ltd. Class H (Banks)	100,350
64,500	China Coal Energy Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	51,760
49,100	China Feihe Ltd.(a) (Food Products)	47,108
160,862	China Galaxy Securities Co. Ltd. Class H (Capital Markets)	86,713
120,850	China Hongqiao Group Ltd. (Metals & Mining)	140,564

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
China (continued)
173,000	China Longyuan Power Group Corp. Ltd. Class H (Independent Power and Renewable Electricity Producers)	$ 238,816
64,532	China Medical System Holdings Ltd. (Pharmaceuticals)	111,396
15,500	China Merchants Bank Co. Ltd. Class H (Banks)	100,535
15,050	China Resources Beer Holdings Co. Ltd. (Beverages)	113,301
193,000	China Resources Pharmaceutical Group Ltd.(a) (Pharmaceuticals)	145,376
33,650	China Shenhua Energy Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	104,740
42,950	China Taiping Insurance Holdings Co. Ltd. (Insurance)	59,487
1,133,700	China Tower Corp. Ltd. Class H(a) (Diversified Telecommunication Services)	128,812
37,300	China Yangtze Power Co. Ltd. Class A (Independent Power and Renewable Electricity Producers)	114,916
74,000	China Yongda Automobiles Services Holdings Ltd. (Specialty Retail)	63,997
60,500	Chinasoft International Ltd.* (IT Services)	53,190
23,100	Chongqing Brewery Co. Ltd. Class A (Beverages)	412,722
419,300	CIFI Holdings Group Co. Ltd. (Real Estate Management & Development)	62,218
1,820	Contemporary Amperex Technology Co. Ltd. Class A (Electrical Equipment)	126,281
26,250	Cosco Shipping Energy Transportation Co. Ltd. Class H* (Oil, Gas & Consumable Fuels)	24,730
94,750	COSCO Shipping Holdings Co. Ltd. Class H (Marine)	98,282
73,700	Country Garden Holdings Co. Ltd. (Real Estate Management & Development)	27,655
79,000	Country Garden Services Holdings Co. Ltd. (Real Estate Management & Development)	213,573
214,550	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	244,631
154,700	Dongfeng Motor Group Co. Ltd. Class H (Automobiles)	92,235
39,100	Fu Shou Yuan International Group Ltd. (Diversified Consumer Services)	32,991
14,500	Glodon Co. Ltd. Class A (Software)	140,696
81,500	Great Wall Motor Co. Ltd. Class H (Automobiles)	115,074
37,000	Haier Smart Home Co., Ltd. Class H (Household Durables)	136,460

Shares	Description	Value

Common Stocks (continued)
China (continued)
16,300	Hansoh Pharmaceutical Group Co. Ltd.(a) (Pharmaceuticals)	$ 33,361
7,390	Hello Group, Inc. ADR (Interactive Media & Services)	75,748
815,600	Industrial & Commercial Bank of China Ltd. Class H (Banks)	436,280
5,891	iQIYI, Inc. ADR* (Entertainment)	39,470
12,500	JD Health International, Inc.*(a) (Internet & Direct Marketing Retail)	103,804
28,540	JD.com, Inc. Class A (Internet & Direct Marketing Retail)	847,448
96,000	Jiumaojiu International Holdings, Ltd.(a) (Hotels, Restaurants & Leisure)	245,969
954	JOYY, Inc. ADR (Interactive Media & Services)	34,039
12,200	Koolearn Technology Holding Ltd.*(a) (Diversified Consumer Services)	99,092
228,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	182,872
71,000	Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	701,882
20,600	LONGi Green Energy Technology Co. Ltd. Class A* (Semiconductors & Semiconductor Equipment)	147,711
7,600	Luzhou Laojiao Co. Ltd. Class A (Beverages)	267,936
6,502	Meituan Class B*(a) (Internet & Direct Marketing Retail)	145,349
43,500	NetEase, Inc. (Entertainment)	771,782
9,800	New Oriental Education & Technology Group, Inc.* (Diversified Consumer Services)	41,599
72,850	PICC Property & Casualty Co. Ltd. Class H (Insurance)	68,490
3,122	Pinduoduo, Inc. ADR* (Internet & Direct Marketing Retail)	305,894
160,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	1,242,832
14,000	Pony Testing International Group Co. Ltd. Class A (Professional Services)	71,017
32,200	Shenzhen Inovance Technology Co. Ltd. Class A (Machinery)	340,815
7,200	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health Care Equipment & Supplies)	356,070
57,000	Sinopec Engineering Group Co. Ltd. Class H (Construction & Engineering)	28,732
87,600	Sunac China Holdings Ltd.*(b) (Real Estate Management & Development)	25,584
4,098	TAL Education Group ADR* (Diversified Consumer Services)	29,956
66,866	Tencent Holdings Ltd. (Interactive Media & Services)	3,258,307

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
China (continued)
29,200	TravelSky Technology Ltd. Class H (IT Services)	$ 60,694
9,850	Trip.com Group Ltd.* (Hotels, Restaurants & Leisure)	362,336
17,400	Trip.com Group Ltd. ADR* (Hotels, Restaurants & Leisure)	639,624
11,550	Tsingtao Brewery Co. Ltd. Class H (Beverages)	111,513
3,363	Vipshop Holdings Ltd. ADR* (Internet & Direct Marketing Retail)	52,026
29,300	Yadea Group Holdings Ltd.(a) (Automobiles)	66,800
11,053	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	680,975
8,500	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A (Personal Products)	176,742
11,200	ZTE Corp. Class H (Communications Equipment)	27,048

		21,555,645

Colombia – 0.0%
1,582	Bancolombia SA ADR (Banks)	47,855

Czech Republic – 0.0%
450	Komercni Banka A/S (Banks)	15,188

Denmark – 0.6%
5,983	ALK-Abello A/S* (Pharmaceuticals)	89,374
1,499	Bavarian Nordic A/S* (Biotechnology)	48,003
3,107	Carlsberg AS Class B Class B (Beverages)	441,075
2,051	DSV A/S (Air Freight & Logistics)	339,297
973	GN Store Nord A/S (Health Care Equipment & Supplies)	23,991
1,307	NKT A/S* (Electrical Equipment)	81,559
16,051	Novo Nordisk A/S Class B (Pharmaceuticals)	2,221,294
2,171	Royal Unibrew A/S (Beverages)	152,452
1,471	Sydbank A/S (Banks)	67,075

		3,464,120

France – 4.0%
9,023	Air France-KLM* (Airlines)	15,253
15,096	Air Liquide SA (Chemicals)	2,403,678
39,921	Alstom SA (Machinery)	1,187,058
836	Alten SA (IT Services)	128,456
834	Arkema SA (Chemicals)	84,391
33,065	AXA SA (Insurance)	1,031,596
4,693	BNP Paribas SA (Banks)	322,324
5,824	Capgemini SE (IT Services)	1,105,311
26,872	Carrefour SA (Food & Staples Retailing)	511,131
3,450	Cellectis SA ADR* (Biotechnology)	10,523

Shares	Description	Value

Common Stocks (continued)
France (continued)
9,538	Cie de Saint-Gobain (Building Products)	$ 547,779
11,552	Cie Generale des Etablissements Michelin SCA (Auto Components)	365,272
5,378	Constellium SE* (Metals & Mining)	78,142
23,378	Danone SA (Food Products)	1,282,032
7,201	Dassault Systemes SE (Software)	267,812
45,515	Engie SA (Multi-Utilities)	646,307
4,503	EssilorLuxottica SA (Health Care Equipment & Supplies)	826,207
4,517	Euroapi SA* (Pharmaceuticals)	72,506
5,431	Faurecia SE* (Auto Components)	107,933
714	Gaztransport Et Technigaz SA (Oil, Gas & Consumable Fuels)	78,937
141	Kering SA (Textiles, Apparel & Luxury Goods)	87,978
4,134	Klepierre SA (Equity Real Estate Investment Trusts (REITs))	104,922
5,101	Legrand SA (Electrical Equipment)	454,826
1,016	L’Oreal SA (Personal Products)	419,518
2,484	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	2,168,471
975	Nexans SA (Electrical Equipment)	103,393
9,672	Pernod Ricard SA (Beverages)	2,002,394
6,726	Rexel SA* (Trading Companies & Distributors)	148,795
10,236	Sanofi (Pharmaceuticals)	1,002,354
14,388	Schneider Electric SE (Electrical Equipment)	2,333,957
839	SOITEC* (Semiconductors & Semiconductor Equipment)	127,248
759	Sopra Steria Group SACA (IT Services)	126,239
4,996	SPIE SA (Commerical Services & Supplies)	136,392
4,453	Technip Energies NV (Energy Equipment & Services)	86,332
6,666	TotalEnergies SE (Oil, Gas & Consumable Fuels)	412,097
10,078	Valeo (Auto Components)	220,252
9,573	Vallourec SA* (Energy Equipment & Services)	139,737
1,793	Verallia SA(a) (Containers & Packaging)	66,201
6,074	Vinci SA (Construction & Engineering)	686,299

		21,900,053

Germany – 2.1%
25,414	Bayer AG (Pharmaceuticals)	1,581,893
7,590	Beiersdorf AG (Personal Products)	922,774
113,074	BNP Paribas SA* (Banks)	1,637,341
1,794	CompuGroup Medical SE & Co KgaA (Health Care Technology)	84,080

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
Germany (continued)
2,536	CTS Eventim AG & Co. KGaA* (Entertainment)	$ 178,019
5,503	Deutsche Boerse AG (Capital Markets)	984,719
46,064	Deutsche Telekom AG* (Diversified Telecommunication Services)	1,026,251
4,222	Encavis AG (Independent Power and Renewable Electricity Producers)	81,803
581	KION Group AG (Machinery)	23,395
4,910	Merck KGaA (Pharmaceuticals)	1,024,856
1,411	MTU Aero Engines AG (Aerospace & Defense)	352,627
371	Rheinmetall AG (Aerospace & Defense)	86,687
17,147	RWE AG (Independent Power and Renewable Electricity Producers)	763,365
21,348	SAP SE (Software)	2,530,591
1,491	Scout24 SE(a) (Interactive Media & Services)	86,803
838	Sixt SE (Road & Rail)	104,189
1,235	Stroeer SE & Co. KGaA (Media)	67,716
3,501	thyssenkrupp AG* (Metals & Mining)	27,503

		11,564,612

Greece – 0.0%
21,150	Eurobank Ergasias Services and Holdings SA Class A* (Banks)	28,698
4,600	Hellenic Telecommunications Organization SA (Diversified Telecommunication Services)	72,515
13,900	National Bank of Greece SA* (Banks)	66,090

		167,303

Hong Kong – 0.6%
210,925	AIA Group Ltd. (Insurance)	2,385,065
12,200	BOE Varitronix Ltd. (Electronic Equipment, Instruments & Components)	29,059
134,929	China Jinmao Holdings Group Ltd. (Real Estate Management & Development)	30,993
112,150	China Traditional Chinese Medicine Holdings Co. Ltd. (Pharmaceuticals)	53,732
127,250	GCL Technology Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	35,239
84,750	Geely Automobile Holdings Ltd. (Automobiles)	137,490
51,291	Hopson Development Holdings Ltd. (Real Estate Management & Development)	60,793
21,000	Hysan Development Co. Ltd. (Real Estate Management & Development)	70,654

Shares	Description	Value

Common Stocks (continued)
Hong Kong (continued)
23,000	Kingboard Holdings Ltd. (Electronic Equipment, Instruments & Components)	$ 93,951
133,350	Kunlun Energy Co. Ltd. (Gas Utilities)	105,167
43,200	Man Wah Holdings Ltd. (Household Durables)	49,945
1,638	Melco Resorts & Entertainment Ltd. ADR* (Hotels, Restaurants & Leisure)	22,375
5,050	Orient Overseas International Ltd. (Marine)	83,945
192,400	Shimao Group Holdings Ltd.*(b) (Real Estate Management & Development)	54,227
65,800	Sino Biopharmaceutical Ltd. (Pharmaceuticals)	38,288
24,000	Sino Land Co. Ltd. (Real Estate Management & Development)	31,188
180,100	Truly International Holdings Ltd. (Electronic Equipment, Instruments & Components)	31,375
36,500	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	59,877
95,550	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	138,997

		3,512,360

India – 1.6%
2,350	Adani Enterprises Ltd. (Trading Companies & Distributors)	85,704
16,250	Adani Power Ltd.* (Independent Power and Renewable Electricity Producers)	44,618
3,363	Adani Total Gas Ltd. (Gas Utilities)	86,880
2,420	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	126,287
10,000	Aurobindo Pharma Ltd. (Pharmaceuticals)	49,998
51,641	Axis Bank Ltd. (Banks)	551,925
4,501	Bajaj Finance Ltd. (Consumer Finance)	325,370
500	Bajaj Holdings & Investment Ltd. (Diversified Financial Services)	36,018
223,482	Bharat Electronics Ltd. (Aerospace & Defense)	260,030
19,034	Bharti Airtel Ltd. (Wireless Telecommunication Services)	179,352
58,850	Coal India Ltd. (Oil, Gas & Consumable Fuels)	162,446
2,900	Cummins India Ltd. (Machinery)	51,046
900	Eicher Motors Ltd. (Automobiles)	35,979
5,300	HCL Technologies Ltd. (IT Services)	73,085
46,894	HDFC Bank Ltd. (Banks)	922,810

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
India (continued)
1,900	Hindustan Aeronautics Ltd. (Aerospace & Defense)	$ 59,461
12,019	Housing Development Finance Corp. Ltd. (Diversified Financial Services)	386,921
17,921	ICICI Bank Ltd. (Banks)	183,353
39,132	ICICI Bank Ltd. ADR (Banks)	815,120
84,300	IDFC First Bank Ltd.* (Banks)	60,275
11,600	Indus Towers Ltd. (Diversified Telecommunication Services)	21,775
4,150	IndusInd Bank Ltd. (Banks)	55,158
24,918	Infosys Ltd. (IT Services)	469,338
112,150	ITC Ltd. (Tobacco)	483,997
5,700	Jindal Steel & Power Ltd. (Metals & Mining)	40,887
3,550	KPIT Technologies Ltd. (Software)	33,306
10,950	Mahindra & Mahindra Ltd. (Automobiles)	185,094
21,550	National Aluminium Co. Ltd. (Metals & Mining)	22,115
46,000	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	81,965
28,035	Power Finance Corp. Ltd. (Diversified Financial Services)	48,592
13,250	Power Grid Corp. of India Ltd. (Electric Utilities)	35,162
80,354	REC Ltd. (Diversified Financial Services)	119,906
16,403	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	473,184
136,767	Samvardhana Motherson International Ltd. (Auto Components)	126,704
2,650	Shriram Transport Finance Co. Ltd. (Consumer Finance)	41,806
6,800	State Bank of India (Banks)	46,179
27,400	Steel Authority of India Ltd. (Metals & Mining)	30,499
16,017	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	202,798
11,619	Tata Consultancy Services Ltd. (IT Services)	479,559
223,040	Tata Steel Ltd. (Metals & Mining)	328,480
2,674	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	77,992
1,100	Tube Investments of India Ltd. (Auto Components)	35,226
8,906	TVS Motor Co. Ltd. (Automobiles)	113,226
16,698	Varun Beverages Ltd. (Beverages)	234,513
35,800	Vedanta Ltd. (Metals & Mining)	146,277
54,300	Wipro Ltd. (IT Services)	265,892
1,443	WNS Holdings Ltd. ADR* (IT Services)	122,265

		8,818,573

Shares	Description	Value

Common Stocks (continued)
Indonesia – 0.2%
152,050	Adaro Energy Indonesia Tbk PT (Oil, Gas & Consumable Fuels)	$ 30,128
267,800	Adaro Minerals Indonesia Tbk PT* (Metals & Mining)	29,382
777,000	Bank Central Asia Tbk PT (Banks)	440,954
575,850	Bank Mandiri Persero Tbk PT (Banks)	383,710
89,950	Bank Negara Indonesia Persero Tbk PT (Banks)	55,138
927,900	Bank Rakyat Indonesia Persero Tbk PT (Banks)	284,557
451,850	Sumber Alfaria Trijaya Tbk PT (Food & Staples Retailing)	85,414
13,400	United Tractors Tbk PT (Oil, Gas & Consumable Fuels)	22,000

		1,331,283

Ireland – 1.3%
4,415	Accenture PLC Class A Class A (IT Services)	1,232,006
14,531	Bank of Ireland Group PLC (Banks)	155,247
44,071	Experian PLC (Professional Services)	1,611,653
4	Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	622
3,258	ICON PLC* (Life Sciences Tools & Services)	751,653
4,343	Keywords Studios PLC (IT Services)	152,541
16,713	Medtronic PLC (Health Care Equipment & Supplies)	1,398,711
17,027	Ryanair Holdings PLC ADR* (Airlines)	1,541,454

		6,843,887

Israel – 0.2%
67,759	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	112,291
5,116	Check Point Software Technologies Ltd.* (Software)	650,755
685	CyberArk Software Ltd.* (Software)	96,503
1,517	Nova Ltd.* (Semiconductors & Semiconductor Equipment)	137,592

		997,141

Italy – 1.1%
16,661	Banca Mediolanum SpA (Diversified Financial Services)	159,403
7,914	BFF Bank SpA(a) (Diversified Financial Services)	73,190
252,881	Enel SpA (Electric Utilities)	1,488,994
39,125	Eni SpA (Oil, Gas & Consumable Fuels)	602,064
3,647	Ferrari NV (Automobiles)	911,327
208,166	Intesa Sanpaolo SpA (Banks)	547,325
2,720	Prysmian SpA (Electrical Equipment)	111,078

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
Italy (continued)
108,304	UniCredit SpA (Banks)	$ 2,115,300

		6,008,681

Japan – 3.5%
2,200	ABC-Mart, Inc. (Specialty Retail)	118,567
5,100	ADEKA Corp. (Chemicals)	86,298
3,364	Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	128,404
19,600	Amada Co. Ltd. (Machinery)	176,062
4,100	Amano Corp. (Electronic Equipment, Instruments & Components)	75,014
3,700	BayCurrent Consulting, Inc. (Professional Services)	157,285
5,100	BIPROGY, Inc. (IT Services)	133,246
5,700	Canon Marketing Japan, Inc. (Electronic Equipment, Instruments & Components)	135,292
6,600	CKD Corp. (Machinery)	102,215
20,600	Concordia Financial Group Ltd. (Banks)	90,524
5,500	Credit Saison Co. Ltd. (Consumer Finance)	72,058
4,600	Daikin Industries Ltd. (Building Products)	798,995
700	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	69,173
9,800	Denso Corp. (Auto Components)	529,256
9,200	FANUC Corp. (Machinery)	1,625,544
5,400	Fukuoka Financial Group, Inc. (Banks)	124,587
13,100	H2O Retailing Corp. (Multiline Retail)	127,845
3,200	Hanwa Co. Ltd. (Trading Companies & Distributors)	101,892
20,000	Hitachi Ltd. (Industrial Conglomerates)	1,048,849
17,800	Hitachi Zosen Corp. (Machinery)	117,867
4,300	Hoya Corp. (Health Care Equipment & Supplies)	472,879
4,600	IHI Corp. (Machinery)	139,770
12,600	INFRONEER Holdings, Inc.* (Construction & Engineering)	100,579
6,400	Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	120,101
15,400	J. Front Retailing Co. Ltd. (Multiline Retail)	143,428
241	Japan Hotel REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	152,718
6,400	Japan Material Co. Ltd. (Semiconductors & Semiconductor Equipment)	120,035

Shares	Description	Value

Common Stocks (continued)
Japan (continued)
149	Japan Metropolitan Fund Investment Corp. (Equity Real Estate Investment Trusts (REITs))	$ 115,190
36	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts (REITs))	97,662
6,800	Kamigumi Co. Ltd. (Transportation Infrastructure)	139,104
1,520	Keyence Corp. (Electronic Equipment, Instruments & Components)	699,761
17,300	Koito Manufacturing Co. Ltd. (Auto Components)	291,819
5,900	KOMEDA Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	109,701
14,700	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	61,605
4,000	Kose Corp. (Personal Products)	441,332
14,900	Kubota Corp. (Machinery)	223,922
1,600	Kumagai Gumi Co. Ltd. (Construction & Engineering)	32,881
600	Kureha Corp. (Chemicals)	39,187
11,200	Kyocera Corp. (Electronic Equipment, Instruments & Components)	581,184
2,800	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	530,104
1,500	M&A Capital Partners Co. Ltd.* (Capital Markets)	50,805
2,300	MatsukiyoCocokara & Co. (Food & Staples Retailing)	114,734
14,800	Mazda Motor Corp. (Automobiles)	117,808
37	Mitsui Fudosan Logistics Park, Inc. (Equity Real Estate Investment Trusts (REITs))	129,132
15,900	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	908,534
2,000	Nippon Express Holdings, Inc. (Air Freight & Logistics)	116,065
2,000	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	102,932
400	NOF Corp. (Chemicals)	17,039
30,300	Olympus Corp. (Health Care Equipment & Supplies)	569,628
6,100	Persol Holdings Co. Ltd. (Professional Services)	133,746
11,600	Pola Orbis Holdings, Inc. (Personal Products)	167,362
22,300	Rengo Co. Ltd. (Containers & Packaging)	157,394
3,100	Sankyu, Inc. (Air Freight & Logistics)	121,804
5,500	SBI Holdings, Inc. (Capital Markets)	116,596
11,100	Sega Sammy Holdings, Inc. (Leisure Products)	175,763

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
Japan (continued)
1,300	Shimamura Co. Ltd. (Specialty Retail)	$ 121,945
1,700	Shin-Etsu Chemical Co. Ltd. (Chemicals)	250,619
1,300	SMC Corp. (Machinery)	660,284
2,600	SMS Co. Ltd. (Professional Services)	68,392
8,600	Sony Group Corp. (Household Durables)	768,423
2,200	Square Enix Holdings Co. Ltd. (Entertainment)	104,041
13,500	Sumitomo Mitsui Financial Group, Inc. (Banks)	586,724
3,500	Sumitomo Osaka Cement Co. Ltd. (Construction Materials)	92,094
4,500	Suzuken Co. Ltd. (Health Care Providers & Services)	118,521
28,700	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	902,253
16,800	Terumo Corp. (Health Care Equipment & Supplies)	489,054
21,100	The Chiba Bank Ltd. (Banks)	159,651
7,500	The Yokohama Rubber Co. Ltd. (Auto Components)	123,216
5,000	TIS, Inc. (IT Services)	144,177
1,300	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	454,381
17,100	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	86,769
4,000	Toyo Suisan Kaisha Ltd. (Food Products)	165,283
6,000	Toyoda Gosei Co. Ltd. (Auto Components)	99,624
6,500	Toyota Boshoku Corp. (Auto Components)	96,407
5,400	TRE Holdings Corp. (Commerical Services & Supplies)	60,850
3,200	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	149,702

		19,133,687

Luxembourg – 0.1%
4,895	ArcelorMittal SA (Metals & Mining)	151,857
2,562	Ternium SA ADR (Metals & Mining)	103,377

		255,234

Macau* – 0.1%
34,400	MGM China Holdings Ltd. (Hotels, Restaurants & Leisure)	43,460
91,200	Sands China Ltd. (Hotels, Restaurants & Leisure)	342,008

		385,468

Malaysia – 0.1%
103,700	Hartalega Holdings Bhd (Health Care Equipment & Supplies)	39,278

Shares	Description	Value

Common Stocks (continued)
Malaysia (continued)
78,950	Kossan Rubber Industries Bhd (Health Care Equipment & Supplies)	$ 19,484
83,900	Petronas Chemicals Group Bhd (Chemicals)	164,649
35,750	Sime Darby Plantation Bhd (Food Products)	36,348
91,580	Supermax Corp. Bhd (Health Care Equipment & Supplies)	17,449

		277,208

Mexico – 0.5%
21,000	Arca Continental SAB de CV (Beverages)	185,504
8,900	Banco del Bajio SA(a) (Banks)	35,840
5,853	Cemex SAB de CV ADR* (Construction Materials)	31,255
7,700	Grupo Aeroportuario del Pacifico SAB de CV Class B (Transportation Infrastructure)	132,933
5,100	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation Infrastructure)	138,520
48,300	Grupo Bimbo SAB de CV Series A (Food Products)	241,160
86,200	Grupo Financiero Banorte SAB de CV Class O (Banks)	714,988
26,350	Grupo Financiero Inbursa SAB de CV Class O* (Banks)	56,673
40,500	Grupo Mexico SAB de CV Series B (Metals & Mining)	180,105
203,800	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	798,295

		2,515,273

Netherlands – 1.4%
3,015	Aalberts NV (Machinery)	142,557
426	Adyen NV*(a) (IT Services)	644,072
18,633	Akzo Nobel NV (Chemicals)	1,387,878
2,862	Arcadis NV (Professional Services)	124,269
1,640	ASM International NV (Semiconductors & Semiconductor Equipment)	554,658
3,890	ASML Holding NV (Semiconductors & Semiconductor Equipment)	2,570,668
4,745	ASR Nederland NV (Insurance)	224,588
362	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	25,893
1,294	Euronext NV(a) (Capital Markets)	104,855
48,988	Koninklijke Philips NV (Health Care Equipment & Supplies)	845,800
7,717	QIAGEN NV* (Life Sciences Tools & Services)	376,459
5,767	Randstad NV (Professional Services)	369,655

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
Netherlands (continued)
3,869	Signify NV(a) (Electrical Equipment)	$ 140,079

		7,511,431

Poland – 0.0%
1,450	Dino Polska SA*(a) (Food & Staples Retailing)	131,362
2,450	KGHM Polska Miedz SA (Metals & Mining)	80,098
18,000	Orange Polska SA (Diversified Telecommunication Services)	29,059

		240,519

Portugal – 0.1%
28,911	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	395,735
108,376	Sonae SGPS SA (Food & Staples Retailing)	110,465

		506,200

Qatar – 0.1%
94,764	Barwa Real Estate Co. (Real Estate Management & Development)	74,123
105,182	Industries Qatar QSC (Industrial Conglomerates)	407,517
39,850	Ooredoo QPSC (Diversified Telecommunication Services)	97,917
15,400	Qatar Islamic Bank SAQ (Banks)	83,179
34,874	United Development Co. QSC (Real Estate Management & Development)	11,617

		674,353

Russia*(b) – 0.0%
61,284	Gazprom PJSC (Oil, Gas & Consumable Fuels)	—
5,200	LUKOIL PJSC ADR (Oil, Gas & Consumable Fuels)	—
2,390	Magnit PJSC GDR (Food & Staples Retailing)	—
3,393	Novolipetsk Steel PJSC GDR (Metals & Mining)	—
36	PhosAgro PJSC (Chemicals)	—
5,614	PhosAgro PJSC GDR (Chemicals)	—
19,000	Surgutneftegas PJSC ADR (Oil, Gas & Consumable Fuels)	—
23,847	VTB Bank PJSC GDR (Banks)	—

		—

Singapore – 0.2%
37,500	CapLand Ascendas REIT (Equity Real Estate Investment Trusts (REITs))	82,524
16,100	City Developments Ltd. (Real Estate Management & Development)	102,184
111,100	ComfortDelGro Corp. Ltd. (Road & Rail)	101,784

Shares	Description	Value

Common Stocks (continued)
Singapore (continued)
26,300	DBS Group Holdings Ltd. (Banks)	$ 719,996
64,800	Digital Core REIT Management Pte Ltd. (Equity Real Estate Investment Trusts (REITs))	40,956
75,500	First Resources Ltd. (Food Products)	88,485
56,300	Sembcorp Industries Ltd. (Multi-Utilities)	155,257

		1,291,186

South Africa – 0.2%
4,100	African Rainbow Minerals Ltd. (Metals & Mining)	66,861
2,250	Anglo American Platinum Ltd. (Metals & Mining)	167,335
3,150	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	27,483
1,517	Capitec Bank Holdings Ltd. (Banks)	156,685
8,042	Clicks Group Ltd. (Food & Staples Retailing)	122,655
46,122	FirstRand Ltd. (Diversified Financial Services)	171,371
10,750	Impala Platinum Holdings Ltd. (Metals & Mining)	124,655
8,815	Investec Ltd. (Capital Markets)	56,046
3,100	Kumba Iron Ore Ltd. (Metals & Mining)	94,922
6,200	Nedbank Group Ltd. (Banks)	80,233
37,850	Sibanye Stillwater Ltd. (Metals & Mining)	100,047
10,350	Standard Bank Group Ltd. (Banks)	103,269

		1,271,562

South Korea – 1.8%
350	BGF retail Co. Ltd.* (Food & Staples Retailing)	53,049
11,298	BNK Financial Group, Inc.* (Banks)	65,177
32,479	Coupang, Inc.* (Internet & Direct Marketing Retail)	548,570
350	Daesung Holdings Co. Ltd. (Gas Utilities)	33,971
1,450	Daou Data Corp. (Capital Markets)	58,549
3,450	DB HiTek Co. Ltd.* (Semiconductors & Semiconductor Equipment)	127,977
550	DB Insurance Co. Ltd.* (Insurance)	29,310
300	F&F Co. Ltd./New* (Textiles, Apparel & Luxury Goods)	37,216
4,856	Hana Financial Group, Inc. (Banks)	192,915
1,500	Hankook Tire & Technology Co. Ltd.* (Auto Components)	39,585
3,350	HMM Co. Ltd.* (Marine)	59,575
2,600	Hyundai Engineering & Construction Co. Ltd.* (Construction & Engineering)	80,832
1,457	Hyundai Mobis Co. Ltd. (Auto Components)	243,621

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
South Korea (continued)
2,750	Hyundai Motor Co. (Automobiles)	$ 374,884
3,100	Hyundai Steel Co. (Metals & Mining)	86,593
13,617	Industrial Bank of Korea (Banks)	113,650
2,750	JYP Entertainment Corp.* (Entertainment)	163,028
11,312	KB Financial Group, Inc. (Banks)	515,515
5,469	Kia Corp. (Automobiles)	297,962
3,955	Korea Aerospace Industries Ltd.* (Aerospace & Defense)	155,192
4,718	KT Corp. (Diversified Telecommunication Services)	134,442
1,903	KT Corp. ADR* (Diversified Telecommunication Services)	27,232
250	Kumho Petrochemical Co. Ltd.* (Chemicals)	30,069
3,950	LG Uplus Corp. (Diversified Telecommunication Services)	35,721
1,300	LX Semicon Co. Ltd. (Semiconductors & Semiconductor Equipment)	85,483
150	NCSoft Corp.* (Entertainment)	55,520
700	Orion Corp.* (Food Products)	70,855
730	POSCO Holdings, Inc. (Metals & Mining)	179,380
366	Samsung Biologics Co. Ltd.*(a) (Life Sciences Tools & Services)	236,319
48,054	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	2,345,098
1,235	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	1,530,613
1,072	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	600,751
8,650	Shinhan Financial Group Co. Ltd. (Banks)	292,494
12,799	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	925,929
1	SK Innovation Co. Ltd.* (Oil, Gas & Consumable Fuels)	133
1,712	S-Oil Corp. (Oil, Gas & Consumable Fuels)	123,500
9,955	Woori Financial Group, Inc. (Banks)	103,839

		10,054,549

Spain – 0.8%
5,599	Aena SME SA*(a) (Transportation Infrastructure)	841,244
27,446	Amadeus IT Group SA* (IT Services)	1,729,206
134,722	Banco de Sabadell SA (Banks)	176,131
24,090	CaixaBank SA (Banks)	106,886
3,339	CIE Automotive SA (Auto Components)	99,183
42,277	Iberdrola SA (Electric Utilities)	495,984

Shares	Description	Value

Common Stocks (continued)
Spain (continued)
25,450	Industria de Diseno Textil SA (Specialty Retail)	$ 794,570
7,401	Merlin Properties Socimi SA (Equity Real Estate Investment Trusts (REITs))	72,328

		4,315,532

Sweden – 0.5%
7,076	AAK AB (Food Products)	122,130
29,976	Atlas Copco AB Class A Class A (Machinery)	355,697
2,081	Castellum AB (Real Estate Management & Development)	28,554
6,384	Evolution AB(a) (Hotels, Restaurants & Leisure)	717,504
4,167	Loomis AB (Commerical Services & Supplies)	123,916
574	Neobo Fastigheter AB*(b) (Real Estate Investment Trusts)	1,073
676	Olink Holding AB ADR* (Life Sciences Tools & Services)	13,236
3,563	Saab AB Class B (Aerospace & Defense)	145,864
9,517	Samhallsbyggnadsbolaget i Norden AB (Real Estate Management & Development)	17,387
3,719	Spotify Technology SA* (Entertainment)	419,206
19,292	SSAB AB Class B (Metals & Mining)	131,468
27,063	Swedbank AB Class A (Banks)	520,595
6,310	Trelleborg AB Class B (Machinery)	157,778

		2,754,408

Switzerland – 2.7%
10,154	Alcon, Inc. (Health Care Equipment & Supplies)	766,206
705	BKW AG (Electric Utilities)	101,381
9,230	Cie Financiere Richemont SA Class A Class A (Textiles, Apparel & Luxury Goods)	1,422,871
515	Comet Holding AG (Electronic Equipment, Instruments & Components)	119,048
367	Dufry AG* (Specialty Retail)	16,848
263	Galenica AG(a) (Health Care Providers & Services)	20,569
6,510	Julius Baer Group Ltd. (Capital Markets)	417,579
669	Lonza Group AG (Life Sciences Tools & Services)	381,625
20,802	Nestle SA (Food Products)	2,538,032
19,862	Novartis AG (Pharmaceuticals)	1,795,704
1,356	PSP Swiss Property AG (Real Estate Management & Development)	169,044
8,391	Roche Holding AG (Pharmaceuticals)	2,619,421

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
Switzerland (continued)
4,275	SIG Group AG* (Containers & Packaging)	$ 105,960
4,255	Sika AG (Chemicals)	1,209,045
1,214	Sonova Holding AG (Health Care Equipment & Supplies)	303,587
2,199	Sophia Genetics SA* (Health Care Technology)	6,597
395	Tecan Group AG (Life Sciences Tools & Services)	165,771
51,138	UBS Group AG (Capital Markets)	1,091,560
343	VAT Group AG(a) (Machinery)	106,777
2,664	Zurich Insurance Group AG (Insurance)	1,317,424

		14,675,049

Taiwan – 1.4%
12,400	Accton Technology Corp. (Communications Equipment)	101,336
50,000	ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	168,702
8,000	Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	28,515
4,050	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	24,084
51,500	Chailease Holding Co. Ltd. (Diversified Financial Services)	388,111
2,600	Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	16,135
49,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	475,176
27,000	E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	156,675
7,700	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	128,415
10,400	Evergreen Marine Corp. Taiwan Ltd. (Marine)	53,131
225,667	Fubon Financial Holding Co. Ltd. (Insurance)	454,512
16,450	Gigabyte Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	63,886
2,300	Global Unichip Corp. (Semiconductors & Semiconductor Equipment)	60,705
5,382	Great Tree Pharmacy Co. Ltd. (Food & Staples Retailing)	55,452
12,950	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	43,185

Shares	Description	Value

Common Stocks (continued)
Taiwan (continued)
10,350	International Games System Co. Ltd. Class C (Entertainment)	$ 171,229
3,150	King Slide Works Co. Ltd. (Technology Hardware, Storage & Peripherals)	42,590
2,950	Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	74,992
8,000	Lotus Pharmaceutical Co. Ltd.* (Pharmaceuticals)	63,888
8,050	Makalot Industrial Co. Ltd. (Textiles, Apparel & Luxury Goods)	58,770
9,500	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	229,529
29,700	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	34,076
76,550	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	191,183
9,038	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	30,982
199,755	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,525,033
6,324	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	586,424
24,300	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	111,877
297,735	United Microelectronics Corp.* (Semiconductors & Semiconductor Equipment)	487,227
11,500	XinTec, Inc. (Semiconductors & Semiconductor Equipment)	41,373
21,200	Yang Ming Marine Transport Corp. (Marine)	44,527
7,350	Zhen Ding Technology Holding Ltd. (Electronic Equipment, Instruments & Components)	27,141

		7,938,861

Thailand – 0.5%
57,800	Airports of Thailand PCL NVDR* (Transportation Infrastructure)	130,346
16,150	Bangkok Bank PCL (Banks)	77,857
94,000	Bangkok Chain Hospital PCL (Health Care Providers & Services)	62,250
124,350	Bangkok Dusit Medical Services PCL Class F (Health Care Providers & Services)	112,432
417,500	Bangkok Dusit Medical Services PCL NVDR (Health Care Providers & Services)	377,485

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
Thailand (continued)
25,400	Bumrungrad Hospital PCL (Health Care Providers & Services)	$ 167,398
16,500	Central Pattana PCL (Real Estate Management & Development)	35,761
86,650	Central Plaza Hotel PCL* (Hotels, Restaurants & Leisure)	137,015
20,100	Hana Microelectronics PCL (Electronic Equipment, Instruments & Components)	37,166
19,350	Kasikornbank PCL (Banks)	85,342
44,600	Kasikornbank PCL NVDR (Banks)	196,706
40,100	Kiatnakin Phatra Bank PCL (Banks)	83,204
166,800	Krung Thai Bank PCL (Banks)	88,742
116,550	Minor International PCL* (Hotels, Restaurants & Leisure)	118,034
36,350	PTT Exploration & Production PCL (Oil, Gas & Consumable Fuels)	189,750
73,100	PTT Exploration & Production PCL NVDR (Oil, Gas & Consumable Fuels)	381,587
33,400	Thonburi Healthcare Group PCL (Health Care Providers & Services)	69,910
2,371,150	TMBThanachart Bank PCL (Banks)	106,028

		2,457,013

Turkey – 0.0%
14,400	BIM Birlesik Magazalar AS (Food & Staples Retailing)	95,485
15,123	Haci Omer Sabanci Holding AS (Banks)	31,454
73,229	Turkiye Is Bankasi AS Class C (Banks)	42,474

		169,413

United Arab Emirates – 0.2%
44,550	Abu Dhabi Commercial Bank PJSC (Banks)	100,837
47,765	Abu Dhabi Islamic Bank PJSC (Banks)	122,772
54,900	Aldar Properties PJSC (Real Estate Management & Development)	65,383
144,426	Americana Restaurants International PLC* (Hotels, Restaurants & Leisure)	134,474
219,263	Emaar Properties PJSC (Real Estate Management & Development)	333,174
29,047	Emirates NBD Bank PJSC (Banks)	102,613
106,574	Fertiglobe PLC (Chemicals)	116,259
26,972	First Abu Dhabi Bank PJSC (Banks)	100,049
4,769	Yalla Group Ltd.* (Interactive Media & Services)	22,653

		1,098,214

Shares	Description	Value

Common Stocks (continued)
United Kingdom – 4.7%
7,363	Anglo American PLC (Metals & Mining)	$ 317,569
13,484	AstraZeneca PLC (Pharmaceuticals)	1,766,572
16,501	B&M European Value Retail SA (Multiline Retail)	91,256
28,446	Balfour Beatty PLC (Construction & Engineering)	128,495
505,094	Barclays PLC (Banks)	1,161,105
19,301	Beazley PLC (Insurance)	158,836
4,623	Berkeley Group Holdings PLC (Household Durables)	236,733
79,874	BP PLC (Oil, Gas & Consumable Fuels)	482,459
8,840	British American Tobacco PLC (Tobacco)	338,871
84,012	Compass Group PLC (Hotels, Restaurants & Leisure)	2,006,879
4,006	Computacenter PLC (IT Services)	110,095
31,854	ConvaTec Group PLC(a) (Health Care Equipment & Supplies)	92,391
2,052	Cranswick PLC (Food Products)	80,498
3,295	CVS Group PLC (Health Care Providers & Services)	81,934
4,365	Dechra Pharmaceuticals PLC (Pharmaceuticals)	154,810
3,712	Derwent London PLC (Equity Real Estate Investment Trusts (REITs))	118,412
17,102	Diageo PLC (Beverages)	747,803
26,714	Dr. Martens PLC (Textiles, Apparel & Luxury Goods)	51,199
51,654	DS Smith PLC (Containers & Packaging)	226,136
1,530	Endava PLC ADR* (IT Services)	134,441
6,256	Entain PLC (Hotels, Restaurants & Leisure)	115,365
3,531	Ferguson PLC (Trading Companies & Distributors)	497,500
4,915	Future PLC (Media)	91,521
19,180	GB Group PLC (Software)	83,641
28,967	GSK PLC (Pharmaceuticals)	508,806
13,344	Harbour Energy PLC (Oil, Gas & Consumable Fuels)	51,612
22,102	Ibstock PLC(a) (Construction Materials)	45,941
13,923	IG Group Holdings PLC (Capital Markets)	136,895
7,616	IMI PLC (Machinery)	136,365
233	Immunocore Holdings PLC ADR* (Biotechnology)	14,276
2,880	Indivior PLC* (Pharmaceuticals)	69,153
19,896	J Sainsbury PLC (Food & Staples Retailing)	64,524
89,015	JD Sports Fashion PLC (Specialty Retail)	179,420
1,156	JET2 PLC (Airlines)	17,426
6,774	Linde PLC* (Chemicals)	2,241,372

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
United Kingdom (continued)
5,218	London Stock Exchange Group PLC (Capital Markets)	$ 477,681
20,172	Man Group PLC (Capital Markets)	62,058
17,178	OSB Group PLC (Thrifts & Mortgage Finance)	115,812
127,853	Prudential PLC (Insurance)	2,124,284
19,577	QinetiQ Group PLC (Aerospace & Defense)	87,814
26,687	Reckitt Benckiser Group PLC (Household Products)	1,901,740
65,269	RELX PLC (Professional Services)	1,939,953
14,344	Rio Tinto PLC (Metals & Mining)	1,123,153
1,712,687	Rolls-Royce Holdings PLC* (Aerospace & Defense)	2,240,765
18,385	Rotork PLC (Machinery)	72,423
14,131	RS Group PLC (Trading Companies & Distributors)	164,285
8,798	Safestore Holdings PLC (Equity Real Estate Investment Trusts (REITs))	109,550
62,548	Serco Group PLC (Commerical Services & Supplies)	112,507
4,206	St. James’s Place PLC (Capital Markets)	63,779
47,284	Supermarket Income Reit PLC (Equity Real Estate Investment Trusts (REITs))	56,174
143,581	Tesco PLC (Food & Staples Retailing)	436,397
5,865	The Weir Group PLC (Machinery)	129,288
1,692	TORM PLC Class A (Oil, Gas & Consumable Fuels)	42,803
67,931	Tritax Big Box REIT PLC (Equity Real Estate Investment Trusts (REITs))	130,887
19,354	Unilever PLC (Personal Products)	985,100
1,860	Watches of Switzerland Group PLC*(a) (Specialty Retail)	21,835
28,313	WH Smith PLC (Specialty Retail)	559,113
3,076	Whitbread PLC (Hotels, Restaurants & Leisure)	115,849

		25,813,561

United States – 51.7%
25,300	Abbott Laboratories (Health Care Equipment & Supplies)	2,796,915
7,162	AbbVie, Inc. (Biotechnology)	1,058,185
5,291	ABM Industries, Inc. (Commerical Services & Supplies)	248,201
507	Acuity Brands, Inc. (Electrical Equipment)	95,580
6,524	Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	490,279
8,692	Affirm Holdings, Inc.* (IT Services)	140,723

Shares	Description	Value

Common Stocks (continued)
United States (continued)
3,590	Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	$ 267,922
2,145	Alamo Group, Inc. (Machinery)	335,628
1,640	Allegiant Travel Co.* (Airlines)	141,089
1,824	Allison Transmission Holdings, Inc. (Machinery)	82,226
99,804	Alphabet, Inc. Class A* (Interactive Media & Services)	9,864,627
1,606	Altra Industrial Motion Corp. (Machinery)	98,078
94,397	Amazon.com, Inc.* (Internet & Direct Marketing Retail)	9,735,163
1,013	Amedisys, Inc.* (Health Care Providers & Services)	97,917
62,105	American International Group, Inc. (Insurance)	3,926,278
8,421	Ameris Bancorp (Banks)	397,134
3,316	AMERISAFE, Inc. (Insurance)	182,645
784	AMN Healthcare Services, Inc.* (Health Care Providers & Services)	75,139
15,760	Amphenol Corp. Class A (Electronic Equipment, Instruments & Components)	1,257,175
13,465	Aon PLC Class A (Insurance)	4,291,026
38,519	Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,557,906
10,148	Arcutis Biotherapeutics, Inc.* (Biotechnology)	168,152
3,452	Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts (REITs))	42,391
7,781	Arista Networks, Inc.* (Communications Equipment)	980,562
8,371	Artivion, Inc.* (Health Care Equipment & Supplies)	109,158
1,641	ASGN, Inc.* (Professional Services)	149,249
857	Ashland, Inc. (Chemicals)	93,644
432	Atkore, Inc.* (Electrical Equipment)	56,268
10,021	Atlassian Corp. PLC Class A Class A* (Software)	1,619,594
5,600	AtriCure, Inc.* (Health Care Equipment & Supplies)	242,368
1,727	Avantax, Inc.* (Capital Markets)	50,325
16,790	Avantor, Inc.* (Life Sciences Tools & Services)	401,281
9,896	Avient Corp. (Chemicals)	400,986
3,077	Avnet, Inc. (Electronic Equipment, Instruments & Components)	141,173
3,239	Azenta, Inc.* (Life Sciences Tools & Services)	181,060
2,059	Balchem Corp. (Chemicals)	268,967
83,141	Bank of America Corp. (Banks)	2,949,843
10,664	Becton Dickinson & Co. (Health Care Equipment & Supplies)	2,689,674

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
United States (continued)
2,994	Belden, Inc. (Electronic Equipment, Instruments & Components)	$ 242,783
12,127	Berkshire Hathaway, Inc. Class B* (Diversified Financial Services)	3,777,803
1,808	Berkshire Hills Bancorp, Inc. (Banks)	56,138
16,414	BGC Partners, Inc. Class A (Capital Markets)	71,401
11,273	BioCryst Pharmaceuticals, Inc.* (Biotechnology)	118,930
4,190	Blackstone Mortgage Trust, Inc. Class A (Mortgage Real Estate Investment Trusts (REITs))	99,890
2,591	Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	62,832
1,080	Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	2,628,828
2,998	Boot Barn Holdings, Inc.* (Specialty Retail)	250,303
24,795	BorgWarner, Inc. (Auto Components)	1,172,308
1,151	Cabot Corp. (Chemicals)	86,705
1,528	Cactus, Inc. Class A (Energy Equipment & Services)	82,680
5,188	Cadence Design Systems, Inc.* (Software)	948,522
2,454	Caleres, Inc. (Specialty Retail)	63,853
22,873	CarMax, Inc.* (Specialty Retail)	1,611,403
21,262	Carrier Global Corp. (Building Products)	968,059
2,887	Castle Biosciences, Inc.* (Health Care Providers & Services)	78,180
8,310	Caterpillar, Inc. (Machinery)	2,096,530
7,379	Cathay General Bancorp (Banks)	324,381
6,946	Central Garden & Pet Co. Class A* (Household Products)	275,270
8,406	ChampionX Corp. (Energy Equipment & Services)	277,566
4,120	Chemed Corp. (Health Care Providers & Services)	2,081,177
7,354	Chevron Corp. (Oil, Gas & Consumable Fuels)	1,279,743
416	Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	684,894
738	Chord Energy Corp. (Oil, Gas & Consumable Fuels)	105,778
1,439	Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	357,016
4,397	Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	150,509
8,543	Cigna Corp. (Health Care Providers & Services)	2,705,312
46,875	Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	3,214,219
4,477	Cohen & Steers, Inc. (Capital Markets)	328,925

Shares	Description	Value

Common Stocks (continued)
United States (continued)
11,015	CommScope Holding Co., Inc.* (Communications Equipment)	$ 92,526
29,482	ConocoPhillips (Oil, Gas & Consumable Fuels)	3,592,971
4,913	CoreCivic, Inc.* (Commerical Services & Supplies)	52,274
2,662	Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	72,992
4,591	CryoPort, Inc.* (Life Sciences Tools & Services)	104,813
1,263	Curtiss-Wright Corp. (Aerospace & Defense)	209,405
17,175	Danaher Corp. (Life Sciences Tools & Services)	4,540,726
3,516	Deere & Co. (Machinery)	1,486,705
1,385	Delek U.S. Holdings, Inc. (Oil, Gas & Consumable Fuels)	37,063
23,675	Dollar General Corp. (Multiline Retail)	5,530,480
19,081	Dominion Energy, Inc. (Multi- Utilities)	1,214,315
7,242	Ecovyst, Inc.* (Chemicals)	75,969
3,819	Eli Lilly & Co. (Pharmaceuticals)	1,314,309
445	EMCOR Group, Inc. (Construction & Engineering)	65,971
1,225	Employers Holdings, Inc. (Insurance)	53,741
669	EnerSys (Electrical Equipment)	55,540
20,225	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,632,360
816	Entravision Communications Corp. Class A (Media)	5,304
3,602	Envista Holdings Corp.* (Health Care Equipment & Supplies)	140,442
1,891	EPAM Systems, Inc.* (IT Services)	629,041
2,244	Essent Group Ltd. (Thrifts & Mortgage Finance)	98,803
1,249	Evercore, Inc. Class A (Capital Markets)	162,133
4,017	Extreme Networks, Inc.* (Communications Equipment)	72,427
1,306	Federal Agricultural Mortgage Corp. Class C (Thrifts & Mortgage Finance)	173,659
2,002	First Hawaiian, Inc. (Banks)	54,935
2,562	First Merchants Corp. (Banks)	109,244
929	FirstCash Holdings, Inc. (Consumer Finance)	85,635
23,489	Fiserv, Inc.* (IT Services)	2,505,807
989	Five Below, Inc.* (Specialty Retail)	194,962
13,792	Flywire Corp.* (IT Services)	371,970
2,146	Foot Locker, Inc. (Specialty Retail)	93,372
228	Fortinet, Inc.* (Software)	11,934
43,580	Freeport-McMoRan, Inc. (Metals & Mining)	1,944,540
3,441	Fresh Del Monte Produce, Inc. (Food Products)	98,413

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
United States (continued)
715	FTI Consulting, Inc.* (Professional Services)	$ 114,057
60,450	General Motors Co. (Automobiles)	2,376,894
4,722	Glacier Bancorp, Inc. (Banks)	215,276
8,546	Global Payments, Inc. (IT Services)	963,305
5,354	Globus Medical, Inc. Class A* (Health Care Equipment & Supplies)	404,227
3,192	Grand Canyon Education, Inc.* (Diversified Consumer Services)	372,060
1,420	Granite Construction, Inc. (Construction & Engineering)	60,464
5,035	Graphic Packaging Holding Co. (Containers & Packaging)	121,293
1,303	Haemonetics Corp.* (Health Care Equipment & Supplies)	110,234
7,399	Halozyme Therapeutics, Inc.* (Biotechnology)	383,046
1,721	Hancock Whitney Corp. (Banks)	88,597
3,834	HashiCorp, Inc. Class A* (Software)	123,378
9,304	HCA Healthcare, Inc. (Health Care Providers & Services)	2,373,171
4,685	HealthEquity, Inc.* (Health Care Providers & Services)	285,082
5,470	Heartland Express, Inc. (Road & Rail)	92,005
1,438	Helen of Troy Ltd.* (Household Durables)	162,652
3,709	Helios Technologies, Inc. (Machinery)	244,794
4,982	Herbalife Nutrition Ltd.* (Personal Products)	87,534
3,335	Heritage Commerce Corp. (Banks)	40,420
2,115	Highwoods Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	64,233
2,706	Hillenbrand, Inc. (Machinery)	126,803
6,237	Honeywell International, Inc. (Industrial Conglomerates)	1,300,290
3,232	Hope Bancorp, Inc. (Banks)	41,660
8,189	Horace Mann Educators Corp. (Insurance)	291,610
3,615	Houlihan Lokey, Inc. (Capital Markets)	358,138
1,219	Hub Group, Inc. Class A* (Air Freight & Logistics)	103,944
5,547	Humana, Inc. (Health Care Providers & Services)	2,838,400
4,602	IAC, Inc.* (Interactive Media & Services)	260,013
2,861	ICF International, Inc. (Professional Services)	292,366
1,060	ICU Medical, Inc.* (Health Care Equipment & Supplies)	204,824
2,300	IDACORP, Inc. (Electric Utilities)	243,363
2,752	Independent Bank Corp. (Banks)	219,307
18,584	Ingersoll Rand, Inc. (Machinery)	1,040,704

Shares	Description	Value

Common Stocks (continued)
United States (continued)
1,658	Ingevity Corp.* (Chemicals)	$ 136,686
521	Inmode Ltd.* (Health Care Equipment & Supplies)	18,261
2,016	Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	227,244
5,827	Insmed, Inc.* (Biotechnology)	125,455
1,623	Insulet Corp.* (Health Care Equipment & Supplies)	466,320
4,266	Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	244,442
43,555	Intercontinental Exchange, Inc. (Capital Markets)	4,684,340
1,864	InterDigital, Inc. (Software)	130,387
3,788	International Game Technology PLC (Hotels, Restaurants & Leisure)	100,193
3,922	Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	187,942
6,802	Intuit, Inc. (Software)	2,875,001
6,600	Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,621,554
2,735	ITT, Inc. (Machinery)	250,499
9,365	Jack Henry & Associates, Inc. (IT Services)	1,686,543
1,529	John Wiley & Sons, Inc. Class A (Media)	70,028
15,890	Johnson & Johnson (Pharmaceuticals)	2,596,744
2,971	Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	53,121
44,852	KKR & Co., Inc. (Capital Markets)	2,503,190
1,906	Korn Ferry (Professional Services)	102,905
400,459	Kosmos Energy Ltd.* (Oil, Gas & Consumable Fuels)	3,167,631
6,795	L3Harris Technologies, Inc. (Aerospace & Defense)	1,459,702
227	Landstar System, Inc. (Road & Rail)	39,232
745	Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	42,837
7,647	Laureate Education, Inc. (Diversified Consumer Services)	83,964
1,281	LCI Industries (Auto Components)	143,754
417	LHC Group, Inc.* (Health Care Providers & Services)	66,136
1,075	Lithia Motors, Inc. (Specialty Retail)	282,940
5,648	Live Nation Entertainment, Inc.* (Entertainment)	454,608
114,350	Luminar Technologies, Inc.* (Auto Components)	762,714
4,973	MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	333,290
13,886	Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)	327,848
7,673	Marsh & McLennan Cos., Inc. (Insurance)	1,342,084

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
United States (continued)
2,507	Martin Marietta Materials, Inc. (Construction Materials)	$ 901,617
4,251	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	183,431
573	Masonite International Corp.* (Building Products)	52,269
6,679	Mastercard, Inc. Class A (IT Services)	2,475,237
7,800	Matador Resources Co. (Oil, Gas & Consumable Fuels)	516,048
5,507	Match Group, Inc.* (Interactive Media & Services)	298,039
3,599	Mativ Holdings, Inc. (Chemicals)	99,188
539	MAXIMUS, Inc. (IT Services)	40,344
49,925	McCormick & Co., Inc. (Food Products)	3,750,366
1,329	Medpace Holdings, Inc.* (Life Sciences Tools & Services)	293,802
7,966	Meta Platforms, Inc. Class A* (Interactive Media & Services)	1,186,695
365	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	559,516
63,778	Microsoft Corp. (Software)	15,804,826
4,352	Minerals Technologies, Inc. (Chemicals)	302,246
1,919	MongoDB, Inc.* (IT Services)	411,069
3,530	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,505,757
8,940	Monster Beverage Corp.* (Beverages)	930,475
15,890	Motorola Solutions, Inc. (Communications Equipment)	4,083,889
24,338	Nasdaq, Inc. (Capital Markets)	1,464,904
6,495	National Energy Services Reunited Corp.* (Energy Equipment & Services)	49,102
3,040	National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	178,843
3,315	NCR Corp.* (Software)	90,897
921	Nelnet, Inc. Class A (Consumer Finance)	87,946
3,252	Netflix, Inc.* (Entertainment)	1,150,753
1,232	Nexstar Media Group, Inc. (Media)	252,277
63,730	NextEra Energy, Inc. (Electric Utilities)	4,756,170
10,974	NexTier Oilfield Solutions, Inc.*
	(Energy Equipment & Services)	103,375
4,700	NIKE, Inc. Class A Class B (Textiles,
	Apparel & Luxury Goods)	598,451
5,306	NorthWestern Corp. (Multi-Utilities)	301,381

Shares	Description	Value

Common Stocks (continued)
United States (continued)
2,492	Novanta, Inc.* (Electronic Equipment, Instruments & Components)	$ 402,383
3,964	NOW, Inc.* (Trading Companies & Distributors)	55,655
21,739	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,247,148
457	NVR, Inc.* (Household Durables)	2,408,390
13,702	OceanFirst Financial Corp. (Banks)	327,752
1,019	Old Dominion Freight Line, Inc. (Road & Rail)	339,572
699	OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	66,202
2,754	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	322,824
8,382	Pacific Premier Bancorp, Inc. (Banks)	271,074
1,746	PacWest Bancorp. (Banks)	48,294
2,327	Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	62,201
5,589	Parker-Hannifin Corp. (Machinery)	1,822,014
2,361	Patrick Industries, Inc. (Auto Components)	167,560
6,070	Patterson-UTI Energy, Inc. (Energy Equipment & Services)	101,976
8,953	Paycor HCM, Inc.* (Software)	224,810
400	Paylocity Holding Corp.* (Software)	83,316
813	PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	55,064
1,948	Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	54,330
1,767	Peapack-Gladstone Financial Corp. (Banks)	65,538
35,232	Peloton Interactive, Inc. Class A* (Leisure Products)	455,550
813	PennyMac Financial Services, Inc. (Thrifts & Mortgage Finance)	54,812
16,282	PepsiCo, Inc. (Beverages)	2,784,548
9,129	Performance Food Group Co.* (Food & Staples Retailing)	559,790
4,098	Petco Health & Wellness Co., Inc.* (Specialty Retail)	47,906
3,931	PetIQ, Inc. * (Health Care Providers & Services)	46,543
33,408	Pfizer, Inc. (Pharmaceuticals)	1,475,297
10,416	Phreesia, Inc.* (Health Care Technology)	390,496
1,984	PRA Group, Inc.* (Consumer Finance)	79,836
1,188	Preferred Bank (Banks)	84,502
11,390	Primoris Services Corp. (Construction & Engineering)	302,974
5,310	Progyny, Inc.* (Health Care Providers & Services)	182,611

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
United States (continued)
17,550	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 2,268,864
5,494	ProPetro Holding Corp.* (Energy Equipment & Services)	54,665
257	QuidelOrtho Corp.* (Health Care Equipment & Supplies)	22,002
7,843	R1 RCM, Inc.* (Health Care Providers & Services)	112,233
3,270	Rapid7, Inc.* (Software)	130,375
1,900	RBC Bearings, Inc.* (Machinery)	463,543
4,583	Resideo Technologies, Inc.* (Building Products)	88,131
1,988	ResMed, Inc. (Health Care Equipment & Supplies)	454,000
2,331	Revolve Group, Inc.* (Internet & Direct Marketing Retail)	66,527
39,955	Rivian Automotive, Inc. Class A* (Automobiles)	775,127
15,136	Ross Stores, Inc. (Specialty Retail)	1,788,924
3,457	Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	321,121
8,510	Saia, Inc.* (Road & Rail)	2,321,358
30,880	Salesforce, Inc.* (Software)	5,186,914
2,904	SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	864,027
2,012	Science Applications International Corp. (Professional Services)	208,805
11,602	Seacoast Banking Corp. of Florida (Banks)	372,540
2,956	ServiceNow, Inc.* (Software)	1,345,364
3,163	Shoals Technologies Group, Inc. Class A* (Electrical Equipment)	88,216
4,480	Silgan Holdings, Inc. (Containers & Packaging)	241,427
1,813	Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	284,478
4,068	Sinch AB*(a) (Software)	16,817
4,391	Skyline Champion Corp.* (Household Durables)	258,849
17,889	SLM Corp. (Consumer Finance)	314,310
3,395	SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	58,360
7,257	Sotera Health Co.* (Life Sciences Tools & Services)	125,111
863	SouthState Corp. (Banks)	68,695
1,747	Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	76,658
6,951	SPX Technologies, Inc.* (Machinery)	521,395
27,315	SS&C Technologies Holdings, Inc. (IT Services)	1,648,460

Shares	Description	Value

Common Stocks (continued)
United States (continued)
8,758	SSR Mining, Inc. (Metals & Mining)	$ 147,969
11,076	STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	394,306
1,130	Standard Motor Products, Inc. (Auto Components)	45,720
5,068	Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	105,871
3,076	STERIS PLC (Health Care Equipment & Supplies)	635,225
4,526	Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	162,257
4,942	Stifel Financial Corp. (Capital Markets)	333,140
729	StoneX Group, Inc.* (Capital Markets)	64,065
3,439	Stride, Inc.* (Diversified Consumer Services)	147,636
13,446	Stryker Corp. (Health Care Equipment & Supplies)	3,412,729
8,466	Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	347,191
1,936	Syneos Health, Inc.* (Life Sciences Tools & Services)	69,541
3,817	Synovus Financial Corp. (Banks)	160,123
6,297	Take-Two Interactive Software, Inc.* (Entertainment)	713,009
6,043	TEGNA, Inc. (Media)	120,437
4,211	Tempur Sealy International, Inc. (Household Durables)	171,598
7,638	Terex Corp. (Machinery)	389,309
13,735	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,433,979
4,429	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	444,804
3,148	The Brink’s Co. (Commerical Services & Supplies)	206,509
1,673	The Buckle, Inc. (Specialty Retail)	73,612
29,165	The Clorox Co. (Household Products)	4,219,884
1,126	The Hackett Group, Inc. (IT Services)	24,885
910	The Hanover Insurance Group, Inc. (Insurance)	122,468
13,409	The Hartford Financial Services Group, Inc. (Insurance)	1,040,672
5,367	The Home Depot, Inc. (Specialty Retail)	1,739,820
24,563	The Sherwin-Williams Co. (Chemicals)	5,811,360
8,470	The Shyft Group, Inc. (Machinery)	281,966
5,775	The Trade Desk, Inc. Class A* (Media)	292,792
13,200	The Walt Disney Co.* (Entertainment)	1,432,068

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
United States (continued)
19,845	Thoughtworks Holding, Inc.* (IT Services)	$ 214,326
10,434	Topgolf Callaway Brands Corp.* (Leisure Products)	255,529
2,516	Travel + Leisure Co. (Hotels, Restaurants & Leisure)	106,603
60,609	Truist Financial Corp. (Banks)	2,993,479
1,233	TTEC Holdings, Inc. (IT Services)	62,686
4,000	UFP Industries, Inc. (Building Products)	374,200
2,316	Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	77,933
23,215	Union Pacific Corp. (Road & Rail)	4,740,271
7,187	UnitedHealth Group, Inc. (Health Care Providers & Services)	3,587,679
1,608	Univest Financial Corp. (Banks)	43,657
9,675	Valley National Bancorp (Banks)	114,939
4,307	Valvoline, Inc. (Chemicals)	157,895
5,592	Vector Group Ltd. (Tobacco)	72,416
5,828	Veracyte, Inc.* (Biotechnology)	146,458
10,700	VeriSign, Inc.* (IT Services)	2,333,135
10,919	Veritex Holdings, Inc. (Banks)	307,370
30,091	Verizon Communications, Inc. (Diversified Telecommunication Services)	1,250,883
12,823	Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,143,111
1,377	Viad Corp.* (Commerical Services & Supplies)	40,690
19,710	Viavi Solutions, Inc.* (Communications Equipment)	222,723
5,450	Viper Energy Partners LP (Oil, Gas & Consumable Fuels)	173,037
15,284	Visa, Inc. Class A (IT Services)	3,518,530
1,353	Voya Financial, Inc. (Diversified Financial Services)	94,399
3,025	Wabash National Corp. (Machinery)	77,924
1,216	Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	115,982
3,204	Waste Connections, Inc. (Commerical Services & Supplies)	425,812
8,552	Waste Management, Inc. (Commerical Services & Supplies)	1,323,251
35,194	Wells Fargo & Co. (Banks)	1,649,543
1,278	Werner Enterprises, Inc. (Road & Rail)	60,028
34,580	Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	1,190,589
145	White Mountains Insurance Group Ltd. (Insurance)	221,554
1,576	Wintrust Financial Corp. (Banks)	144,157
6,292	Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	101,490

Shares	Description	Value

Common Stocks (continued)
United States (continued)
6,836	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	$ 193,459

		284,010,849

Uruguay* – 0.1%
640	Globant SA (IT Services)	103,795
521	MercadoLibre, Inc. (Internet & Direct Marketing Retail)	615,661

		719,456

TOTAL COMMON STOCKS (Cost $447,557,939)		$497,562,093

Shares	Dividend Rate	Value

Preferred Stocks – 0.1%
Brazil – 0.1%
Itau Unibanco Holding SA (Banks)
9,700	4.020%	$ 48,402
Itausa SA (Banks)
41,840	5.401	70,306
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)
57,000	40.365	292,731

TOTAL PREFERRED STOCKS (Cost $361,924)		$ 411,439

Shares	Description	Value

Exchange Traded Funds – 0.3%
13,500	iShares Core MSCI Emerging Markets ETF%	$ 686,745
29,190	iShares MSCI Saudi Arabia ETF	1,144,540
4,500	iShares MSCI Taiwan ETF	201,645

TOTAL EXCHANGE TRADED FUNDS (Cost $2,160,017)		$ 2,032,930

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Dividend Rate	Value

Investment Companies – 8.0%
Goldman Sachs Financial Square Government Fund - Class R6
18,981,287	4.237%	$ 18,981,287
Goldman Sachs Financial Square Government Fund - Institutional Shares
24,804,751	4.237	24,804,751

TOTAL INVESTMENT COMPANIES – 8.0% (Cost $ 43,786,038)		$ 43,786,038

TOTAL INVESTMENTS – 99.0% (Cost $ 493,865,918)		$543,792,500

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		5,552,070

NET ASSETS – 100.0%		$549,344,570

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

SECTOR ALLOCATION AS OF JANUARY 31, 2023

Sector	% of Total Market Value
Information Technology	18.8%
Financials	13.4
Health Care	13.4
Consumer Discretionary	11.6
Industrials	10.5
Investment Companies	8.1
Consumer Staples	5.9
Materials	5.7
Communication Services	5.5
Energy	2.9
Utilities	2.1
Real Estate	1.7
Exchange Traded Funds	0.4
100.0%

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BNP Paribas SA	CHF	5,110,000	USD	5,551,410	02/02/23	$31,441
	EUR	16,300,000	USD	17,722,669	02/02/23	446
	JPY	1,594,000,000	USD	12,233,951	02/02/23	15,367
	USD	4,413,143	AUD	6,210,000	03/02/23	24,536
	USD	1,481,833	DKK	10,110,000	03/02/23	1,179
	USD	17,755,243	EUR	16,300,000	03/02/23	163
	USD	8,325,333	GBP	6,730,000	03/02/23	22,766
	USD	1,408,103	HKD	10,980,000	02/02/23	7,628
	USD	1,404,773	HKD	10,980,000	03/02/23	2,150
	USD	281,459	ILS	960,000	03/02/23	3,084
	USD	408,355	NOK	4,000,000	02/02/23	7,580
	USD	404,813	NOK	4,000,000	03/02/23	3,520
	USD	97,122	NZD	150,000	03/02/23	131
	USD	1,856,982	SEK	19,350,000	02/02/23	6,420
	USD	1,876,938	SEK	19,350,000	03/02/23	23,494
	USD	731,254	SGD	960,000	03/02/23	84
JPMorgan Securities, Inc.	CHF	1,690,000	USD	1,835,985	02/02/23	10,398
	EUR	5,190,000	USD	5,642,985	02/02/23	142
	JPY	476,000,000	USD	3,653,300	02/02/23	4,589
	USD	1,264,959	AUD	1,780,000	03/02/23	7,033
	USD	451,439	DKK	3,080,000	03/02/23	359
	USD	5,653,356	EUR	5,190,000	03/02/23	52
	USD	2,381,317	GBP	1,925,000	03/02/23	6,512
	USD	569,397	HKD	4,440,000	02/02/23	3,084
	USD	568,050	HKD	4,440,000	03/02/23	869
	USD	58,637	ILS	200,000	03/02/23	642
	USD	107,193	NOK	1,050,000	02/02/23	1,990
	USD	106,263	NOK	1,050,000	03/02/23	924
	USD	38,849	NZD	60,000	03/02/23	52
	USD	590,204	SEK	6,150,000	02/02/23	2,040
	USD	596,546	SEK	6,150,000	03/02/23	7,467
	USD	198,048	SGD	260,000	03/02/23	23

TOTAL						$196,165

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BNP Paribas SA	AUD	6,210,000	USD	4,408,114	02/02/23	$(24,409)
	DKK	10,110,000	USD	1,478,866	02/02/23	(1,168)
	GBP	6,730,000	USD	8,320,171	02/02/23	(22,738)
	HKD	10,980,000	USD	1,402,738	02/02/23	(2,262)
	ILS	960,000	USD	281,200	02/02/23	(3,062)
	NOK	4,000,000	USD	404,340	02/02/23	(3,565)
	NZD	150,000	USD	97,086	02/02/23	(123)
	SEK	19,350,000	USD	1,874,014	02/02/23	(23,452)
	SGD	960,000	USD	730,829	02/02/23	(97)
	USD	4,191,657	AUD	6,210,000	02/02/23	(192,048)
	USD	5,523,111	CHF	5,110,000	02/02/23	(59,741)
	USD	5,568,067	CHF	5,110,000	03/02/23	(31,746)
	USD	1,451,254	DKK	10,110,000	02/02/23	(26,444)
	USD	17,397,300	EUR	16,300,000	02/02/23	(325,816)
	USD	8,097,060	GBP	6,730,000	02/02/23	(200,373)
	USD	273,127	ILS	960,000	02/02/23	(5,011)
	USD	11,967,995	JPY	1,594,000,000	02/02/23	(281,323)
	USD	12,280,029	JPY	1,594,000,000	03/02/23	(16,236)
	USD	95,008	NZD	150,000	02/02/23	(1,954)
	USD	713,228	SGD	960,000	02/02/23	(17,503)
JPMorgan Securities, Inc.	AUD	1,780,000	USD	1,263,518	02/02/23	(6,997)
	DKK	3,080,000	USD	450,535	02/02/23	(356)
	GBP	1,925,000	USD	2,379,841	02/02/23	(6,504)
	HKD	4,440,000	USD	567,227	02/02/23	(915)
	ILS	200,000	USD	58,583	02/02/23	(638)
	NOK	1,050,000	USD	106,139	02/02/23	(936)
	NZD	60,000	USD	38,834	02/02/23	(49)
	SEK	6,150,000	USD	595,617	02/02/23	(7,454)
	SGD	260,000	USD	197,933	02/02/23	(26)
	USD	1,201,473	AUD	1,780,000	02/02/23	(55,048)
	USD	1,826,626	CHF	1,690,000	02/02/23	(19,758)
	USD	1,841,494	CHF	1,690,000	03/02/23	(10,499)
	USD	442,123	DKK	3,080,000	02/02/23	(8,056)
	USD	5,539,386	EUR	5,190,000	02/02/23	(103,741)
	USD	2,316,024	GBP	1,925,000	02/02/23	(57,313)
	USD	56,901	ILS	200,000	02/02/23	(1,044)
	USD	3,573,881	JPY	476,000,000	02/02/23	(84,008)
	USD	3,667,060	JPY	476,000,000	03/02/23	(4,848)
	USD	38,003	NZD	60,000	02/02/23	(782)
	USD	193,166	SGD	260,000	02/02/23	(4,739)

TOTAL						$(1,612,782)

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At January 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	115	03/17/23	$23,517,500	$529,705
S&P Toronto Stock Exchange 60 Index	79	03/16/23	14,889,797	520,057

TOTAL FUTURES CONTRACTS				$1,049,762

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
GDR	— Global Depository Receipt
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 31.9%
Brazil Real – 2.5%
Brazil Letras do Tesouro Nacional
BRL	9,595,000	0.000	%(a)	01/01/24	$ 1,685,547
	8,745,413	6.000		08/15/50	1,627,100
Brazil Notas do Tesouro Nacional
	17,128,000	10.000		01/01/29	2,981,871
	81,238,000	10.000		01/01/25	15,283,736
	46,364,000	10.000		01/01/27	8,390,762

					29,969,016

Chilean Peso – 0.4%
Bonos de la Tesoreria de la Republica en Pesos
CLP	240,000,000	2.500		03/01/25	277,898
	560,000,000	5.000	(b)	10/01/28	685,773
	1,860,000,000	4.700	(b)	09/01/30	2,219,085
	550,000,000	5.000		03/01/35	663,655
	1,230,000,000	4.500		03/01/26	1,479,034
	70,575,000	2.000		03/01/35	89,014

					5,414,459

Chinese Yuan Renminbi – 2.0%
Agricultural Development Bank of China
CNY	12,610,000	2.250		04/22/25	1,848,650
China Government Bond
	16,210,000	3.220		12/06/25	2,452,677
	17,170,000	2.850		06/04/27	2,557,169
	37,780,000	3.280		12/03/27	5,763,507
	32,070,000	2.750		06/15/29	4,722,888
	49,260,000	3.270		11/19/30	7,558,998

					24,903,889

Colombia Peso – 1.2%
Republic of Colombia
COP	28,489,600,000	5.750		11/03/27	4,765,138
	19,820,400,000	7.000		06/30/32	3,029,274
	12,205,100,000	7.500		08/26/26	2,284,035
	10,522,500,000	6.000		04/28/28	1,743,789
	15,105,200,000	7.750		09/18/30	2,540,139

					14,362,375

Czech Republic Koruna – 1.1%
Czech Republic Government Bond
CZK	33,190,000	1.250		02/14/25	1,393,737
	20,360,000	2.400		09/17/25	862,972
	38,250,000	1.000		06/26/26	1,531,219
	34,680,000	0.950		05/15/30	1,220,819
	119,400,000	1.750		06/23/32	4,265,267
	83,360,000	2.000		10/13/33	2,967,194
	17,320,000	3.500		05/30/35	707,520

					12,948,728

Hungarian Forint – 1.1%
Hungary Government Bond
HUF	310,030,000	2.750		12/22/26	675,566
	712,700,000	4.750		11/24/32	1,549,196
	94,750,000	3.000		10/27/38	152,080

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Hungarian Forint – (continued)
Hungary Government Bond – (continued)
HUF	188,730,000	1.000%	11/26/25	$ 409,872
	2,336,180,000	3.000	06/26/24	5,750,172
	263,510,000	3.000	10/27/27	566,337
	861,020,000	3.250	10/22/31	1,694,772
	1,018,350,000	2.500	10/24/24	2,418,681

				13,216,676

Indonesia Rupiah – 2.4%
Indonesia Treasury Bond
IDR	40,311,000,000	8.375	09/15/26	2,863,990
	69,335,000,000	7.000	09/15/30	4,713,300
	41,055,000,000	6.375	04/15/32	2,678,024
	57,464,000,000	7.500	08/15/32	4,022,595
	6,810,000,000	7.500	06/15/35	477,278
	120,277,000,000	6.125	05/15/28	7,903,458
	61,685,000,000	9.000	03/15/29	4,616,252
	31,413,000,000	8.375	03/15/34	2,329,602

				29,604,499

Malaysia Ringgit – 2.5%
Malaysia Government Bond
MYR	21,800,000	3.885	08/15/29	5,139,347
	2,403,000	2.632	04/15/31	515,954
	22,605,000	3.582	07/15/32	5,197,812
	5,422,000	4.762	04/07/37	1,355,732
	5,250,000	3.757	05/22/40	1,164,668
	6,300,000	4.181	07/15/24	1,496,345
	12,182,000	3.955	09/15/25	2,889,182
	10,550,000	3.900	11/30/26	2,504,943
	18,732,000	3.899	11/16/27	4,449,923
	15,830,000	3.733	06/15/28	3,719,526
Malaysia Government Investment Issue
	6,994,000	3.465	10/15/30	1,593,040

				30,026,472

Mexican Peso – 2.8%
Mexican Bonos
MXN	129,488,600	5.000	03/06/25	6,238,290
United Mexican States
	92,463,400	10.000	12/05/24	4,913,369
	102,616,500	5.750	03/05/26	4,940,297
	132,879,500	8.500	05/31/29	6,980,522
	109,617,300	7.750	05/29/31	5,492,900
	20,609,500	10.000	11/20/36	1,209,734
	95,917,100	8.500	11/18/38	4,971,932

				34,747,044

Peru Nuevo Sol – 0.3%
Republic of Peru
PEN	3,110,000	6.350	08/12/28	758,189
	1,730,000	5.940	02/12/29	408,772
	4,216,000	6.950	08/12/31	1,027,658
	8,108,000	6.150	08/12/32	1,842,734

				4,037,353

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Polish Zloty – 1.3%
Republic of Poland
PLN	14,382,000	0.750%		04/25/25	$ 2,967,439
	6,754,000	1.750		04/25/32	1,102,949
	7,866,000	2.750		10/25/29	1,504,304
	23,173,000	2.500		07/25/26	4,765,131
	7,081,000	2.500		07/25/27	1,420,238
	12,364,000	1.250		10/25/30	2,047,452
Republic of Poland Government Bond
	11,725,000	2.250		10/25/24	2,541,188

					16,348,701

Romania New Leu – 0.9%
Republic of Romania
RON	3,840,000	5.850		04/26/23	846,578
	6,510,000	4.250		06/28/23	1,423,171
	8,305,000	3.250		04/29/24	1,755,941
	4,460,000	4.750		02/24/25	942,852
	13,700,000	3.250		06/24/26	2,660,678
	4,955,000	4.150		01/26/28	947,619
Romania Government Bond
	12,165,000	6.700		02/25/32	2,561,029

					11,137,868

South African Rand – 2.3%
Republic of South Africa
ZAR	26,000,000	10.500		12/21/26	1,609,238
	92,249,615	8.000		01/31/30	4,854,961
	105,494,578	7.000		02/28/31	5,038,294
	45,411,348	8.250		03/31/32	2,293,443
	89,582,879	8.875		02/28/35	4,442,639
	119,947,624	6.250		03/31/36	4,646,751
	124,037,587	8.500		01/31/37	5,781,189

					28,666,515

Thailand Baht – 1.9%
Thailand Government Bond
THB	23,061,000	0.750		06/17/24	689,874
	196,389,000	2.875		12/17/28	6,178,058
	87,913,000	1.600		12/17/29	2,550,036
	215,565,000	2.000		12/17/31	6,299,693
	33,574,000	3.350		06/17/33	1,090,507
	39,964,000	1.585		12/17/35	1,058,952
	45,283,000	3.300		06/17/38	1,424,954
	90,131,000	2.125		12/17/26	2,748,333
	16,409,000	3.775		06/25/32	549,442

					22,589,849

United States Dollar – 9.2%
Abu Dhabi Government International Bond
	$400,000	1.700		03/02/31	333,450
	608,000	1.625		06/02/28	540,474
	530,000	3.125		09/30/49	399,487
	454,000	3.000	(b)	09/15/51	332,498
Bahrain Government International Bonds
	549,000	4.250		01/25/28	511,188

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
China Government Bond
$1,387,000	3.250%		10/19/23	$ 1,374,767
1,427,000	0.400		10/21/23	1,386,002
888,000	0.550		10/21/25	802,246
Dominican Republic International Bond
939,000	4.500		01/30/30	816,226
920,000	7.050	(b)(c)	02/03/31	920,000
2,379,000	6.000	(c)	02/22/33	2,200,575
432,000	5.300		01/21/41	345,951
Ethiopia International Bond
200,000	6.625		12/11/24	133,538
Export-Import Bank of India
1,032,000	2.250		01/13/31	836,426
Georgia Government International Bond
329,000	2.750		04/22/26	301,405
Hazine Mustesarligi Varlik Kiralama AS
2,031,000	7.250	(b)	02/24/27	1,967,912
Honduras Government International Bond
409,000	5.625	(c)	06/24/30	333,156
Hong Kong Government International Bond(b)
630,000	4.375		01/11/26	634,215
844,000	4.500		01/11/28	865,885
Hungary Government Bond
1,139,000	2.125		09/22/31	888,420
2,313,000	3.125		09/21/51	1,462,972
Hungary Government International Bond
200,000	6.125	(b)	05/22/28	207,100
Jordan Government International Bond
420,000	7.750	(b)	01/15/28	432,600
200,000	5.850		07/07/30	183,500
Jordan Government International Bonds
591,000	7.375		10/10/47	531,826
Kingdom of Bahrain
3,273,000	5.450		09/16/32	2,962,065
Kuwait International Government Bond
424,000	3.500		03/20/27	417,057
Malaysia Wakala Sukuk Bhd
1,054,000	2.070		04/28/31	917,178
Mongolia Government International Bond
743,000	3.500		07/07/27	644,634
Morocco Government International Bond
482,000	4.000		12/15/50	328,965
Nigeria Government International Bond
1,830,000	8.375		03/24/29	1,523,475
Oman Government International Bond
601,000	7.000		01/25/51	607,761
Republic of Angola
460,000	9.500		11/12/25	480,125
227,000	8.000		11/26/29	210,543
603,000	8.750	(b)	04/14/32	557,775
Republic of Angolan
935,000	8.750		04/14/32	864,875
Republic of Argentina(c)(d)
1,785,000	1.500		07/09/35	549,780
3,438,411	3.500		07/09/41	1,167,341

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Republic of Armenia International Bond
$431,000	3.600%		02/02/31	$ 336,530
Republic of Azerbaijan
391,000	5.125		09/01/29	375,311
835,000	5.125		09/01/29	801,496
Republic of Brazil
2,057,000	2.875		06/06/25	1,955,178
1,310,000	4.750	(c)	01/14/50	961,049
Republic of Chile(c)
867,000	2.750		01/31/27	810,808
3,592,000	2.550		07/27/33	2,922,541
453,000	3.100		05/07/41	341,958
Republic of Colombia(c)
3,452,000	8.000		04/20/33	3,543,262
1,425,000	7.500		02/02/34	1,410,037
Republic of Costa Rica
656,000	6.125		02/19/31	642,183
568,000	7.000		04/04/44	549,469
Republic of Ecuador(d)
449,575	5.500		07/31/30	298,349
3,282,380	2.500		07/31/35	1,593,595
Republic of Egypt
400,000	7.500		01/31/27	360,000
1,071,000	7.300		09/30/33	781,830
2,306,000	7.625		05/29/32	1,753,713
710,000	7.903		02/21/48	472,150
Republic of El Salvador
1,025,000	9.500	(c)	07/15/52	534,153
Republic of Gabon
635,000	7.000	(b)(c)	11/24/31	534,987
Republic of Ghana
223,000	10.750		10/14/30	155,543
959,000	7.625		05/16/29	354,830
1,867,000	8.625		04/07/34	686,122
995,000	7.875		02/11/35	365,662
Republic of Guatemala(c)
821,000	5.250		08/10/29	796,011
397,000	4.900		06/01/30	378,217
Republic of Indonesia
299,000	4.150	(c)	09/20/27	294,922
842,000	3.500		01/11/28	804,268
1,474,000	4.550	(c)	01/11/28	1,472,320
1,609,000	2.850		02/14/30	1,458,156
1,843,000	2.150	(c)	07/28/31	1,546,019
586,000	4.625		04/15/43	553,102
299,000	3.050		03/12/51	223,535
377,000	5.650	(c)	01/11/53	394,949
Republic of Kazakhstan
1,637,000	4.875		10/14/44	1,485,577
Republic of Kenya
1,504,000	7.000		05/22/27	1,353,600
Republic of Lebanon(e)
464,000	7.000		03/20/28	29,522
1,259,000	6.650		11/03/28	78,688
4,703,000	6.100		10/04/22	293,938

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Republic of Morocco
$403,000	3.000%		12/15/32	$ 321,896
Republic of Mozambique
269,000	5.000	(d)	09/15/31	213,990
Republic of Nigeria
1,812,000	7.375		09/28/33	1,293,315
Republic of Oman
2,573,000	6.750		10/28/27	2,721,430
774,000	6.250		01/25/31	800,026
Republic of Pakistan
1,598,000	7.375		04/08/31	655,356
362,000	8.875		04/08/51	143,030
Republic of Panama (c)
914,000	3.750		03/16/25	886,751
1,813,000	6.400		02/14/35	1,912,488
803,000	3.870		07/23/60	535,400
1,152,000	4.500		01/19/63	856,296
Republic of Paraguay
598,000	2.739	(c)	01/29/33	480,568
Republic of Peru(c)
2,647,000	2.783		01/23/31	2,235,557
1,368,000	3.230	(e)(f)	07/28/21	821,484
Republic of Philippines
477,000	5.170		10/13/27	491,362
882,000	1.648		06/10/31	703,492
3,246,000	1.950		01/06/32	2,637,732
751,000	5.000		07/17/33	766,103
381,000	5.500		01/17/48	396,282
Republic of Poland(c)
739,000	5.500		11/16/27	762,803
664,000	5.750		11/16/32	713,793
Republic of Qatar
1,909,000	3.750		04/16/30	1,869,388
1,357,000	4.400		04/16/50	1,278,972
Republic of Romania
1,234,000	4.000		02/14/51	879,225
Republic of Senegal
592,000	6.750		03/13/48	442,520
Republic of Serbia(b)
289,000	6.250		05/26/28	294,058
351,000	6.500		09/26/33	353,633
Republic of South Africa
1,873,000	5.875		04/20/32	1,734,866
1,697,000	5.750		09/30/49	1,289,720
Republic of Sri Lanka(e)
339,000	5.750		04/18/23	115,430
2,236,000	6.750		04/18/28	743,716
Republic of Turkey
2,155,000	5.950		01/15/31	1,772,487
1,338,000	4.875		04/16/43	844,612
Republic of Uruguay
2,162,531	5.750	(c)	10/28/34	2,397,166
983,562	4.975		04/20/55	973,235
Republic of Uzbekistan
420,000	3.900		10/19/31	342,904

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Republic of Venezuela(e)
$110,000	7.750%		10/13/19	$ 8,800
85,000	6.000		12/09/20	6,800
203,000	9.000		05/07/23	16,240
175,000	8.250		10/13/24	14,000
165,000	9.250		09/15/27	13,200
145,000	9.250		05/07/28	11,600
152,000	9.375		01/13/34	12,160
140,000	12.750		08/23/22	11,200
199,000	7.650		04/21/25	15,920
205,000	11.750		10/21/26	16,400
205,000	11.950		08/05/31	16,400
190,000	7.000		03/31/38	15,200
Republic of Zambia
884,000	5.375	(e)	09/20/22	401,281
Romanian Government International Bond
634,000	5.250	(b)	11/25/27	623,697
124,000	5.250		11/25/27	121,985
1,250,000	7.125	(b)	01/17/33	1,325,000
186,000	7.625	(b)	01/17/53	201,984
Russian Federation Bond
2,400,000	4.375	(e)(g)	03/21/29	276,000
Saudi Government International Bond
1,097,000	4.750	(b)	01/18/28	1,109,615
2,525,000	4.375		04/16/29	2,525,000
512,000	3.250	(b)	11/17/51	374,336
300,000	3.250		11/17/51	219,338
790,000	5.000	(b)	01/18/53	752,475
State Agency of Roads of Ukraine
901,000	6.250	(h)	06/24/30	160,660
State of Israel
788,000	4.500		01/17/33	790,955
493,000	4.500	(i)	04/03/20	422,131
Tunisian Republic
200,000	5.750		01/30/25	129,850
Turkiye Ihracat Kredi Bankasi AS
357,000	9.375	(b)	01/31/26	357,000
425,000	5.750		07/06/26	381,916
Ukraine Government Bond
494,000	9.750		11/01/30	107,229
3,339,000	6.876		05/21/31	656,113
245,000	7.375		09/25/34	48,388
250,000	7.253		03/15/35	48,719
390,000	7.750		09/01/24	95,379
United Mexican States(c)
704,000	6.350		02/09/35	747,296
337,000	5.400		02/09/28	346,605
1,036,000	2.659		05/24/31	868,686

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Uzbekneftegaz JSC
	$222,000	4.750	%(b)(c)	11/16/28	$ 185,925

					112,793,542

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $404,254,055)					$ 390,766,986

Corporate Obligations – 31.1%
Advertising(c) – 0.3%
CMG Media Corp.
	$3,074,000	8.875	%(b)	12/15/27	$ 2,403,345
Summer BC Holdco B S.a.r.l.
EUR	543,000	5.750		10/31/26	531,096
	500,000	5.750	(b)	10/31/26	489,038

					3,423,479

Aerospace & Defense(c) – 0.4%
Bombardier, Inc.(b)
	$560,000	7.875		04/15/27	559,994
	816,000	6.000		02/15/28	774,661
	500,000	7.500		02/01/29	499,995
Raytheon Technologies Corp.
	650,000	2.820		09/01/51	458,744
	390,000	3.030		03/15/52	287,641
TransDigm, Inc.(b)
	10,000	8.000		12/15/25	10,206
	2,012,000	6.250		03/15/26	2,011,256

					4,602,497

Agriculture(b)(c) – 0.1%
Vector Group Ltd.
	1,835,000	5.750		02/01/29	1,601,625

Airlines – 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
	458,000	5.500	(b)	04/20/26	449,161
Avianca Midco 2 Ltd.
	2,243,873	9.000	(b)(c)	12/01/28	1,811,299
Delta Air Lines, Inc.
	71,000	4.375	(c)	04/19/28	66,005
Delta Air Lines, Inc./SkyMiles IP Ltd.
	181,000	4.750	(b)	10/20/28	175,977
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
	2,009,928	5.750	(b)(c)	01/20/26	1,921,069
United Airlines, Inc.(b)(c)
	670,000	4.375		04/15/26	636,447
	810,000	4.625		04/15/29	739,068

					5,799,026

Apparel(b)(c) – 0.1%
CT Investment GmbH
EUR	1,145,000	5.500		04/15/26	1,114,844

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Apparel(b)(c) – (continued)
Hanesbrands Finance Luxembourg SCA
EUR	300,000	3.500%		06/15/24	$ 320,656
Hanesbrands, Inc.
	$6,000	4.625		05/15/24	5,899
Wolverine World Wide, Inc.
	502,000	4.000		08/15/29	403,297

					1,844,696

Automotive(c) – 1.0%
Clarios Global LP/Clarios U.S. Finance Co.
EUR	225,000	4.375		05/15/26	233,895
	$386,000	6.250	(b)	05/15/26	383,734
	394,000	8.500	(b)	05/15/27	392,822
Dana Financing Luxembourg S.a.r.l.
EUR	200,000	3.000	(b)	07/15/29	176,399
Dana, Inc.
	$266,000	5.625		06/15/28	251,370
Dealer Tire LLC/DT Issuer LLC
	748,000	8.000	(b)	02/01/28	692,700
Ford Motor Co.
	591,000	6.100		08/19/32	579,919
Ford Motor Credit Co. LLC
	250,000	4.063		11/01/24	242,370
	711,000	4.125		08/17/27	655,108
	100,000	3.815		11/02/27	90,291
	115,000	2.900		02/16/28	99,210
	50,000	2.900		02/10/29	41,741
	1,710,000	5.113		05/03/29	1,620,191
	880,000	7.350		03/06/30	924,220
	1,390,000	4.000		11/13/30	1,213,484
Gestamp Automocion SA
EUR	150,000	3.250	(b)	04/30/26	154,175
Grupo Antolin-Irausa SA
	450,000	3.375	(b)	04/30/26	403,605
IHO Verwaltungs GmbH(b)(j)
	$335,000	6.000		05/15/27	310,153
	535,000	6.375		05/15/29	467,954
Jaguar Land Rover Automotive PLC(b)
EUR	1,100,000	4.500		07/15/28	970,564
	$729,000	5.500		07/15/29	569,021
Nissan Motor Acceptance Co. LLC
	1,390,000	1.850	(b)	09/16/26	1,200,362
Nissan Motor Co. Ltd.
	636,000	4.345	(b)	09/17/27	598,190

					12,271,478

Banks – 1.6%
Banca Monte dei Paschi di Siena SpA (5 year EUR Swap + 5.005%)
EUR	1,964,000	7.677	(c)(k)	01/18/28	1,868,524
Banco de Sabadell SA (-1X 5 year EUR Swap + 6.198%)
	800,000	5.750	(c)(k)	03/15/26	796,159
Barclays PLC(c)(k)
(5 year CMT + 5.431%)
	$521,000	8.000		03/15/29	522,527

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Barclays PLC(c)(k) – (continued)
(5 year CMT + 5.867%)
	$265,000	6.125%		12/15/25	$ 252,521
(5 year USD Swap + 4.842%)
	245,000	7.750		09/15/23	243,133
BNP Paribas SA (5 year CMT + 4.899%)
	839,000	7.750	(b)(c)(k)	08/16/29	861,729
CaixaBank SA (-1X 5 year EUR Swap + 3.857%)
EUR	800,000	3.625	(c)(k)	09/14/28	644,411
Commerzbank AG (-1X 5 year EUR Swap + 6.363%)
	600,000	6.125	(c)(k)	10/09/25	625,383
Cooperatieve Rabobank UA (5 year EUR Swap + 3.717%)
	1,000,000	4.875	(c)(k)	06/29/29	983,849
Credit Suisse Group AG(b)(c)(k)
(5 year CMT + 6.383%)
	$750,000	9.750		06/23/27	724,230
(SOFR + 3.700%)
	1,240,000	6.442		08/11/28	1,199,712
(SOFR + 5.020%)
	873,000	9.016		11/15/33	981,566
Deutsche Bank AG (-1X 5 year EUR Swap + 4.747%)
EUR	1,600,000	4.625	(c)(k)	10/30/27	1,403,085
Freedom Mortgage Corp.(b)(c)
	$575,000	8.125		11/15/24	555,686
	975,000	8.250		04/15/25	929,604
	656,750	6.625		01/15/27	546,567
Ibercaja Banco SA (-1X 5 year EUR Swap + 2.882%)
EUR	700,000	2.750	(c)(k)	07/23/30	693,542
Intesa Sanpaolo SpA
	$625,000	5.710	(b)	01/15/26	613,025
(5 year EUR Swap + 7.192%)
EUR	851,000	7.750	(c)(k)	01/11/27	915,923
Lloyds Banking Group PLC (5 year USD Swap + 4.496%)
	$740,000	7.500	(c)(k)	09/27/25	732,363
Novo Banco SA/Luxembourg
EUR	95,000	3.500		01/02/43	81,571
	1,015,000	3.500		01/23/43	876,035
UniCredit SpA(c)(k)
(-1X 5 year EUR Swap + 4.606%)
	1,137,000	4.450		12/03/27	986,091
(5 year USD ICE Swap + 3.703%)
	$2,075,000	5.861	(b)	06/19/32	1,914,042

					19,951,278

Beverages – 0.0%
The Coca-Cola Co.
	254,000	2.750		06/01/60	184,861

Biotechnology(c) – 0.1%
Cidron Aida Finco Sarl
EUR	1,123,000	5.000		04/01/28	1,104,326

Building Materials – 0.4%
Builders FirstSource, Inc.
	$575,000	4.250	(b)(c)	02/01/32	494,787
CEMEX Materials LLC
	1,098,000	7.700	(b)	07/21/25	1,100,196

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Building Materials – (continued)
CP Atlas Buyer, Inc.
	$538,000	7.000	%(b)(c)	12/01/28	$ 415,573
Griffon Corp.
	815,000	5.750	(c)	03/01/28	771,658
Martin Marietta Materials, Inc.
	782,000	2.400	(c)	07/15/31	651,367
PCF GmbH
EUR	400,000	4.750	(b)(c)	04/15/26	368,631
SRM Escrow Issuer LLC
	$1,349,000	6.000	(b)(c)	11/01/28	1,227,968
Summit Materials LLC/Summit Materials Finance Corp.
	522,000	5.250	(b)(c)	01/15/29	490,393

					5,520,573

Capital Goods(b)(c) – 0.0%
Cirsa Finance International S.a.r.l.
EUR	100,000	10.375		11/30/27	114,187

Chemicals – 1.4%
ASP Unifrax Holdings, Inc.
	$1,377,000	5.250	(b)(c)	09/30/28	1,175,999
Axalta Coating Systems LLC
	680,000	3.375	(b)(c)	02/15/29	584,650
Cerdia Finanz GmbH
	1,000,000	10.500	(b)(c)	02/15/27	848,270
CF Industries, Inc.
	692,000	5.150		03/15/34	683,606
Cornerstone Chemical Co.
	5,195,000	6.750	(b)(c)	08/15/24	4,150,182
GPD Cos., Inc.
	893,000	10.125	(b)(c)	04/01/26	800,601
Innophos Holdings, Inc.
	965,000	9.375	(b)(c)	02/15/28	952,426
Iris Holdings, Inc.(j)
	615,000	8.750	(b)(c)	02/15/26	535,782
Nobian Finance BV
EUR	450,000	3.625	(b)(c)	07/15/26	422,410
NOVA Chemicals Corp.
	$1,815,000	4.250	(b)(c)	05/15/29	1,558,722
OCI NV
	490,000	4.625	(b)(c)	10/15/25	477,329
Rain CII Carbon LLC/CII Carbon Corp.
	1,605,000	7.250	(b)(c)	04/01/25	1,513,033
Rayonier AM Products, Inc.
	1,418,000	7.625	(b)(c)	01/15/26	1,322,455
SCIH Salt Holdings, Inc.(b)(c)
	198,000	4.875		05/01/28	174,282
	366,000	6.625		05/01/29	311,642
The Chemours Co.(b)(c)
	202,000	5.750		11/15/28	184,064
	445,000	4.625		11/15/29	371,660
Tronox, Inc.
	654,000	4.625	(b)(c)	03/15/29	559,170

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
Vibrantz Technologies, Inc.
	$789,000	9.000	%(b)(c)	02/15/30	$ 610,757

					17,237,040

Commercial Services(c) – 1.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
	750,000	6.625	(b)	07/15/26	722,167
BCP V Modular Services Finance II PLC
EUR	450,000	4.750	(b)	11/30/28	427,219
BCP V Modular Services Finance PLC
	150,000	6.750	(b)	11/30/29	129,403
Castor SpA
	450,000	6.000	(b)	02/15/29	459,850
CoreLogic, Inc.
	$275,000	4.500	(b)	05/01/28	218,433
CPI CG, Inc.
	538,000	8.625	(b)	03/15/26	530,974
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC
	1,461,000	7.125	(b)	07/31/26	1,437,076
Kapla Holding SAS
EUR	400,000	3.375	(b)	12/15/26	390,287
Korn Ferry
	$980,000	4.625	(b)	12/15/27	921,484
Loxam SAS
EUR	450,000	4.500	(b)	04/15/27	430,771
Metis Merger Sub LLC
	$578,000	6.500	(b)	05/15/29	492,757
Movida Europe SA
	979,000	5.250	(b)	02/08/31	710,950
Neptune Bidco US, Inc.
	1,599,000	9.290	(b)	04/15/29	1,556,099
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
	543,000	4.000	(b)	06/15/29	431,685
StoneMor, Inc.
	975,000	8.500	(b)	05/15/29	793,650
The ADT Security Corp.
	651,000	4.125	(b)	08/01/29	579,592
United Rentals North America, Inc.
	316,000	6.000	(b)	12/15/29	321,476
	610,000	5.250		01/15/30	590,370
Verisure Holding AB
EUR	470,000	9.250		10/15/27	547,944
Villa Dutch Bidco BV
	200,000	9.000	(b)	11/03/29	207,811
WW International, Inc.
	$730,000	4.500	(b)	04/15/29	391,827

					12,291,825

Commercial Services & Supplies(l) – 0.0%
Chesapeake Energy Corp.
	195,000	0.000		10/01/24	3,607
	935,000	0.000		10/01/26	18,934

					22,541

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(c) – 0.5%
Ahead DB Holdings LLC
	$723,000	6.625	%(b)	05/01/28	$ 611,239
Apple, Inc.
	180,000	2.375		02/08/41	134,114
	1,280,000	2.650		05/11/50	905,766
	285,000	2.650		02/08/51	201,652
	145,000	2.700		08/05/51	103,226
CA Magnum Holdings
	1,570,000	5.375	(b)	10/31/26	1,444,400
Centurion Bidco SpA
EUR	450,000	5.875	(b)	09/30/26	446,690
Condor Merger Sub, Inc.
	$1,073,000	7.375	(b)	02/15/30	887,307
Libra Groupco SpA
EUR	450,000	5.000	(b)	05/15/27	399,764
Science Applications International Corp.
	$479,000	4.875	(b)	04/01/28	448,909
Seagate HDD Cayman
	225,000	3.375		07/15/31	169,591

					5,752,658

Cosmetics & Personal Care(b)(c) – 0.0%
Coty, Inc.
	189,000	5.000		04/15/26	181,049

Distribution & Wholesale(b)(c) – 0.1%
American Builders & Contractors Supply Co., Inc.
	255,000	3.875		11/15/29	217,385
H&E Equipment Services, Inc.
	618,000	3.875		12/15/28	545,051

					762,436

Diversified Financial Services – 1.3%
Armor Holdco, Inc.
	865,000	8.500	(b)(c)	11/15/29	738,641
Bread Financial Holdings, Inc.
	575,000	7.000	(b)(c)	01/15/26	527,430
Coinbase Global, Inc.
	859,000	3.375	(b)(c)	10/01/28	554,021
Finance of America Funding LLC
	1,960,000	7.875	(b)(c)	11/15/25	1,204,812
Global Aircraft Leasing Co. Ltd.(j) (PIK 7.250%, Cash 6.500%)
	1,700,656	6.500	(b)(c)	09/15/24	1,559,400
Home Point Capital, Inc.
	990,000	5.000	(b)(c)	02/01/26	717,839
Jefferies Finance LLC/JFIN Co-Issuer Corp.
	984,000	5.000	(b)(c)	08/15/28	840,395
LD Holdings Group LLC(b)(c)
	360,000	6.500		11/01/25	275,990
	1,420,000	6.125		04/01/28	924,718
LPL Holdings, Inc.
	957,000	4.625	(b)(c)	11/15/27	910,691
Midcap Financial Issuer Trust(b)(c)
	1,497,000	6.500		05/01/28	1,319,291
	720,000	5.625		01/15/30	581,076

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Navient Corp.(c)
	$331,000	5.000%		03/15/27	$ 302,342
	52,000	4.875		03/15/28	46,002
	470,000	5.500		03/15/29	416,058
OneMain Finance Corp.
	240,000	7.125		03/15/26	238,685
	122,000	3.500	(c)	01/15/27	106,565
	515,000	3.875	(c)	09/15/28	433,568
	400,000	5.375	(c)	11/15/29	350,132
PennyMac Financial Services, Inc.
	730,000	4.250	(b)(c)	02/15/29	599,972
PRA Group, Inc.
	557,000	7.375	(b)(c)	09/01/25	553,374
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
	951,000	3.625	(b)(c)	03/01/29	802,444
VistaJet Malta Finance PLC/XO Management Holding, Inc.
	709,000	6.375	(b)(c)	02/01/30	625,849
Voyager Aviation Holdings LLC
	1,020,000	8.500	(b)(c)	05/09/26	836,196

					15,465,491

Electrical – 0.5%
Calpine Corp.
	308,000	4.500	(b)(c)	02/15/28	284,450
Electricite de France SA(c)(k)
(13 yr. GBP SONIA Linked ICE Swap + 4.235%)
GBP	400,000	6.000		01/29/26	455,188
(-1X 5 year EUR Swap + 3.198%)
EUR	1,000,000	3.000		09/03/27	921,958
(-1X 5 year EUR Swap + 3.970%)
	1,000,000	3.375		06/15/30	861,153
Eskom Holdings SOC Ltd.(h)
	$667,000	4.314		07/23/27	603,341
Mercury Chile Holdco LLC
	1,479,000	6.500	(c)	01/24/27	1,420,949
NPC Ukrenergo(h)
	263,000	6.875		11/09/28	45,828
NRG Energy, Inc.
	460,000	3.625	(b)(c)	02/15/31	364,665
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
	508,000	4.500	(b)(c)	08/15/28	466,151
Vistra Corp. (5 year CMT + 5.740%)
	501,000	7.000	(b)(c)(k)	12/15/26	471,621
Vistra Operations Co. LLC(b)(c)
	385,000	5.625		02/15/27	373,077
	140,000	5.000		07/31/27	131,684
	19,000	4.300		07/15/29	17,588

					6,417,653

Electrical Components & Equipment(b)(c) – 0.1%
Belden, Inc.
EUR	756,000	3.375		07/15/31	698,973

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electronics(b)(c) – 0.1%
II-VI, Inc.
	$1,116,000	5.000%		12/15/29	$ 1,020,348

Energy-Alternate Sources(b)(c) – 0.1%
Cullinan Holdco Scsp
EUR	600,000	4.625		10/15/26	585,633
Enviva Partners LP/Enviva Partners Finance Corp.
	$401,000	6.500		01/15/26	375,524
TerraForm Power Operating LLC
	435,000	5.000		01/31/28	408,878

					1,370,035

Engineering & Construction – 0.3%
Abertis Infraestructuras Finance BV (-1X 5 year EUR Swap + 3.694%)
EUR	900,000	3.248	(c)(k)	11/24/25	881,375
Artera Services LLC
	$331,737	9.033	(b)(c)	12/04/25	283,665
Bioceanico Sovereign Certificate Ltd.
	1,082,243	0.000	(a)	06/05/34	774,480
Global Infrastructure Solutions, Inc.
	866,000	5.625	(b)(c)	06/01/29	712,432
Tutor Perini Corp.
	1,154,000	6.875	(b)(c)	05/01/25	1,027,960

					3,679,912

Entertainment(c) – 1.1%
888 Acquisitions Ltd.
EUR	600,000	7.558	(b)	07/15/27	566,442
AMC Entertainment Holdings, Inc.
	$235,000	6.125		05/15/27	85,054
Banijay Group SAS
EUR	919,000	6.500		03/01/26	965,732
Caesars Entertainment, Inc.(b)
	$375,000	8.125		07/01/27	380,625
	74,000	4.625		10/15/29	63,215
	600,000	7.000		02/15/30	611,412
Caesars Resort Collection LLC/CRC Finco, Inc.
	130,000	5.750	(b)	07/01/25	130,078
Cirsa Finance International S.a.r.l.(b)
EUR	600,000	4.750		05/22/25	620,928
	1,495,000	4.500		03/15/27	1,435,180
Empire Resorts, Inc.
	$1,515,000	7.750	(b)	11/01/26	1,237,225
Gamma Bidco SpA
EUR	450,000	6.250	(b)	07/15/25	485,196
International Game Technology PLC(b)
	$410,000	6.250		01/15/27	411,665
	260,000	5.250		01/15/29	249,332
Jacobs Entertainment, Inc.
	770,000	6.750	(b)	02/15/29	717,463
Live Nation Entertainment, Inc.(b)
	650,000	5.625		03/15/26	630,812
	825,000	4.750		10/15/27	763,084

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(c) – (continued)
Loarre Investments S.a.r.l.
EUR	600,000	6.500	%(b)	05/15/29	$ 616,766
Merlin Entertainments Ltd.
	$250,000	5.750	(b)	06/15/26	238,310
Raptor Acquisition Corp./Raptor Co.-Issuer LLC
	840,000	4.875	(b)	11/01/26	781,318
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
	595,000	6.625	(b)	03/01/30	530,472
Six Flags Entertainment Corp.
	1,164,000	4.875	(b)	07/31/24	1,139,125
WMG Acquisition Corp.
EUR	600,000	2.250	(b)	08/15/31	510,417

					13,169,851

Environmental(b)(c) – 0.1%
Clean Harbors, Inc.
	$307,000	4.875		07/15/27	296,144
GFL Environmental, Inc.
	460,000	4.375		08/15/29	407,841

					703,985

Food & Drug Retailing – 0.4%
Chobani LLC/Chobani Finance Corp., Inc.
	689,000	7.500	(b)(c)	04/15/25	676,205
Iceland Bondco PLC
GBP	375,000	4.625	(b)(c)	03/15/25	402,421
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
	$664,000	5.500	(b)(c)	01/15/30	644,538
MARB BondCo PLC
	1,228,000	3.950	(c)	01/29/31	963,679
New Albertsons LP
	1,015,000	8.700		05/01/30	1,098,240
	375,000	8.000		05/01/31	387,604
Nomad Foods Bondco PLC
EUR	600,000	2.500	(b)(c)	06/24/28	557,923
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
	$348,000	4.625	(b)(c)	03/01/29	295,296

					5,025,906

Forest Products&Paper(b)(c) – 0.3%
Domtar Corp.
	2,852,000	6.750		10/01/28	2,627,804
Sylvamo Corp.
	1,231,000	7.000		09/01/29	1,179,298

					3,807,102

Gaming(c) – 0.2%
MGM Resorts International
	149,000	6.750		05/01/25	149,945
Station Casinos LLC
	710,000	4.500	(b)	02/15/28	639,177
Wynn Macau Ltd.(b)
	365,000	5.500		01/15/26	341,275
	135,000	5.500		10/01/27	120,825

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Gaming(c) – (continued)
Wynn Macau Ltd.(b) – (continued)
	$35,000	5.625%		08/26/28	$ 30,975
	730,000	5.125		12/15/29	604,988

					1,887,185

Healthcare Providers & Services(c) – 1.0%
Acadia Healthcare Co., Inc.
	616,000	5.000	(b)	04/15/29	576,182
Air Methods Corp.
	252,000	8.000	(b)	05/15/25	11,620
Akumin, Inc.
	3,076,000	7.000	(b)	11/01/25	2,384,023
Avantor Funding, Inc.
EUR	600,000	2.625	(b)	11/01/25	626,414
Centene Corp.
	$655,000	2.500		03/01/31	536,065
	645,000	2.625		08/01/31	528,461
Embecta Corp.
	690,000	5.000	(b)	02/15/30	568,222
Envision Healthcare Corp.
	835,000	8.750	(b)	10/15/26	221,617
Global Medical Response, Inc.
	400,000	6.500	(b)	10/01/25	281,712
HCA, Inc.
	871,000	3.500		09/01/30	780,825
IQVIA, Inc.(b)
EUR	200,000	2.250		01/15/28	189,121
	400,000	2.875		06/15/28	387,304
Legacy LifePoint Health LLC
	$250,000	4.375	(b)	02/15/27	218,562
LifePoint Health, Inc.
	71,000	5.375	(b)	01/15/29	47,568
Medline Borrower LP(b)
	725,000	3.875		04/01/29	620,339
	220,000	5.250		10/01/29	184,628
Molina Healthcare, Inc.
	723,000	4.375	(b)	06/15/28	668,862
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health,
Inc.
	520,000	9.750	(b)	12/01/26	455,484
Syneos Health, Inc.
	476,000	3.625	(b)	01/15/29	385,027
Team Health Holdings, Inc.
	1,226,000	6.375	(b)	02/01/25	817,889
Tenet Healthcare Corp.
	19,000	4.625		07/15/24	18,742
	1,071,000	6.125	(b)	10/01/28	997,433
	582,000	6.125	(b)	06/15/30	565,291

					12,071,391

Home Builders(b)(c) – 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
	321,000	4.625		08/01/29	267,836
Mattamy Group Corp.
	605,000	4.625		03/01/30	510,699

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Home Builders(b)(c) – (continued)
Meritage Homes Corp.
	$242,000	3.875%		04/15/29	$ 214,409

					992,944

Household Products(b)(c) – 0.0%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
	761,000	7.000		12/31/27	662,519

Housewares(b)(c) – 0.0%
American Greetings Corp.
	590,000	8.750		04/15/25	584,082

Insurance(c) – 0.5%
Acrisure LLC/Acrisure Finance, Inc.(b)
	500,000	7.000		11/15/25	476,160
	365,000	10.125		08/01/26	366,716
	866,000	4.250		02/15/29	718,945
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
	631,000	6.750	(b)	10/15/27	590,887
AssuredPartners, Inc.
	875,000	7.000	(b)	08/15/25	863,450
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co.-Issuer, Inc.(j)
	1,851,875	7.625	(b)	10/15/25	1,715,947
HUB International Ltd.
	750,000	7.000	(b)	05/01/26	746,062
Ryan Specialty Group LLC
	500,000	4.375	(b)	02/01/30	450,565
Sagicor Financial Co. Ltd.
	264,000	5.300	(b)	05/13/28	255,156
	200,000	5.300		05/13/28	194,200

					6,378,088

Internet – 0.6%
ANGI Group LLC
	511,000	3.875	(b)(c)	08/15/28	391,743
Cablevision Lightpath LLC
	880,000	5.625	(b)(c)	09/15/28	674,511
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
	355,000	5.250	(b)(c)	12/01/27	343,867
HSE Finance S.a.r.l
EUR	150,000	5.625	(b)(c)	10/15/26	86,958
Netflix, Inc.
	529,000	4.625		05/15/29	585,334
	607,000	3.875		11/15/29	645,138
	1,020,000	3.625	(c)	06/15/30	1,062,320
NortonLifeLock, Inc.(b)(c)
	$660,000	6.750		09/30/27	669,247
	580,000	7.125		09/30/30	588,659
Uber Technologies, Inc.(b)(c)
	500,000	7.500		05/15/25	507,590
	500,000	8.000		11/01/26	510,850
United Group B.V.
EUR	870,000	5.250	(b)(c)	02/01/30	748,557

					6,814,774

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Investment Companies(c) – 0.2%
Blackstone Private Credit Fund
	$990,000	2.625%		12/15/26	$ 851,618
MDGH GMTN RSC Ltd.
	821,000	5.500	(b)	04/28/33	876,828
Owl Rock Capital Corp.
	615,000	3.400		07/15/26	556,421

					2,284,867

Iron/Steel(c) – 0.7%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
	3,830,000	8.750	(b)	07/15/26	3,735,131
CSN Resources SA
	328,000	5.875		04/08/32	297,660
Mineral Resources Ltd.(b)
	3,220,000	8.125		05/01/27	3,246,822
	387,000	8.000		11/01/27	397,526
	393,000	8.500		05/01/30	407,054
Tacora Resources, Inc.
	615,000	8.250	(b)	05/15/26	472,351

					8,556,544

Leisure Time(c) – 0.4%
Carnival Corp.(b)
	40,000	10.500		02/01/26	41,817
	1,814,000	9.875		08/01/27	1,864,538
Pinnacle Bidco PLC
EUR	491,000	5.500		02/15/25	488,419
Royal Caribbean Cruises Ltd.(b)
	$395,000	5.500		08/31/26	353,351
	525,000	5.500		04/01/28	451,636
TUI Cruises GmbH
EUR	350,000	6.500	(b)	05/15/26	342,410
Viking Cruises Ltd.
	$450,000	5.875	(b)	09/15/27	383,738
VOC Escrow Ltd.
	765,000	5.000	(b)	02/15/28	673,254

					4,599,163

Lodging(b)(c) – 0.1%
Hilton Domestic Operating Co., Inc.
	705,000	3.750		05/01/29	626,470
	240,000	4.000		05/01/31	208,323

					834,793

Machinery - Construction & Mining(b)(c) – 0.0%
BWX Technologies, Inc.
	445,000	4.125		06/30/28	403,499

Machinery-Diversified(b)(c) – 0.2%
Chart Industries, Inc.
	540,000	7.500		01/01/30	551,621
	1,058,000	9.500		01/01/31	1,104,203
Novafives SAS
EUR	300,000	5.000		06/15/25	269,477

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Machinery-Diversified(b)(c) – (continued)
OT Merger Corp.
$984,000	7.875%		10/15/29	$ 632,141

				2,557,442

Media – 3.5%
Altice Financing SA(b)(c)
635,000	5.000		01/15/28	539,833
2,295,000	5.750		08/15/29	1,932,849
Audacy Capital Corp.(b)(c)
585,000	6.500		05/01/27	96,344
760,000	6.750		03/31/29	134,018
Beasley Mezzanine Holdings LLC
1,610,000	8.625	(b)(c)	02/01/26	1,047,369
CCO Holdings LLC/CCO Holdings Capital Corp.(b)(c)
1,013,000	5.125		05/01/27	965,298
1,155,000	5.375		06/01/29	1,068,156
1,192,000	6.375		09/01/29	1,150,066
1,360,000	4.500		08/15/30	1,162,773
450,000	4.250		02/01/31	374,801
1,000,000	7.375		03/01/31	998,710
Charter Communications Operating LLC / Charter Communications Operating Capital(c)
200,000	3.900		06/01/52	136,038
100,000	4.400		12/01/61	69,818
90,000	3.950		06/30/62	57,810
Comcast Corp.(c)
725,000	2.937		11/01/56	495,269
1,090,000	2.987		11/01/63	727,564
CSC Holdings LLC(b)(c)
847,000	5.500		04/15/27	745,665
545,000	7.500		04/01/28	398,144
265,000	6.500		02/01/29	229,551
941,000	5.750		01/15/30	593,404
Diamond Sports Group LLC/Diamond Sports Finance Co.(b)(c)
2,069,000	5.375		08/15/26	150,809
1,274,000	6.625		08/15/27	25,926
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
755,000	5.875	(b)(c)	08/15/27	683,849
DISH DBS Corp.
180,000	5.875		11/15/24	169,961
673,000	7.750		07/01/26	545,958
1,675,000	5.250	(b)(c)	12/01/26	1,443,264
1,378,000	5.750	(b)(c)	12/01/28	1,130,194
683,000	5.125		06/01/29	434,354
DISH Network Corp.
800,000	11.750	(b)(c)	11/15/27	829,688
Gray Escrow II, Inc.
350,000	5.375	(b)(c)	11/15/31	269,178
Gray Television, Inc.
1,941,000	7.000	(b)(c)	05/15/27	1,763,961
iHeartCommunications, Inc.
137,309	8.375	(c)	05/01/27	123,096
LCPR Senior Secured Financing DAC
1,474,000	6.750	(b)(c)	10/15/27	1,435,956

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Liberty Interactive LLC(c)
	$3,947,699	4.000%		11/15/29	$ 1,322,479
	341,479	3.750		02/15/30	116,103
McGraw-Hill Education, Inc.
	1,250,000	5.750	(b)(c)	08/01/28	1,101,113
News Corp.
	1,123,000	3.875	(b)(c)	05/15/29	1,006,073
Nexstar Media, Inc.
	543,000	5.625	(b)(c)	07/15/27	517,305
Paramount Global (5 year CMT + 3.999%)
	1,284,000	6.375	(c)(k)	03/30/62	1,117,555
Salem Media Group, Inc.
	847,000	6.750	(b)(c)	06/01/24	819,506
Scripps Escrow II, Inc.
	432,000	3.875	(b)(c)	01/15/29	362,401
Sinclair Television Group, Inc.(b)(c)
	1,601,000	5.500		03/01/30	1,276,702
	1,117,000	4.125		12/01/30	888,071
Sirius XM Radio, Inc.(b)(c)
	997,000	5.000		08/01/27	943,501
	260,000	5.500		07/01/29	243,781
	310,000	3.875		09/01/31	255,062
Spanish Broadcasting System, Inc.
	1,120,000	9.750	(b)(c)	03/01/26	660,654
Summer BidCo B.V.(j)
EUR	550,000	9.000	(b)(c)	11/15/25	448,402
TEGNA, Inc.(c)
	$813,000	4.625		03/15/28	763,545
	1,796,000	5.000		09/15/29	1,691,365
Tele Columbus AG
EUR	100,000	3.875	(b)(c)	05/02/25	87,598
Telenet Finance Luxembourg Notes S.a.r.l.
	$2,400,000	5.500	(b)(c)	03/01/28	2,229,648
Univision Communications, Inc.(b)(c)
	787,000	6.625		06/01/27	771,063
	450,000	7.375		06/30/30	441,140
Urban One, Inc.
	1,285,000	7.375	(b)(c)	02/01/28	1,160,252
Virgin Media Finance PLC
	104,000	5.000	(b)(c)	07/15/30	87,341
Virgin Media Vendor Financing Notes IV DAC
	855,000	5.000	(b)(c)	07/15/28	775,827
VTR Finance NV
	1,145,000	6.375	(b)(c)	07/15/28	473,320
VZ Secured Financing B.V.
	955,000	5.000	(b)(c)	01/15/32	817,814

					42,307,295

Mining – 0.7%
Corp. Nacional del Cobre de Chile
	860,000	5.125	(b)(c)	02/02/33	862,150
First Quantum Minerals Ltd.(b)(c)
	323,000	6.500		03/01/24	319,972
	330,000	7.500		04/01/25	325,067
	900,000	6.875		03/01/26	865,136

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining – (continued)
FMG Resources August Pty. Ltd.
$1,148,000	5.875	%(b)(c)	04/15/30	$ 1,119,426
Freeport Indonesia PT
256,000	5.315	(b)(c)	04/14/32	242,588
Freeport-McMoRan, Inc.(c)
220,000	4.625		08/01/30	211,334
637,000	5.400		11/14/34	635,032
925,000	5.450		03/15/43	900,025
Mountain Province Diamonds, Inc.
3,152,000	9.000	(b)	12/15/25	3,339,449
Northwest Acquisitions ULC/Dominion Finco, Inc.
1,260,000	7.125	(b)(c)(e)	11/01/22	13

				8,820,192

Miscellaneous Manufacturing(b)(c) – 0.1%
LSB Industries, Inc.
745,000	6.250		10/15/28	671,297

Office & Business Equipment(b) – 0.0%
Pitney Bowes, Inc.(c)
70,000	6.875		03/15/27	58,795
25,000	7.250		03/15/29	19,653

				78,448

Oil Field Services – 3.4%
Antero Resources Corp.(b)(c)
127,000	7.625		02/01/29	130,090
603,000	5.375		03/01/30	562,364
Apache Corp.
705,000	5.100	(c)	09/01/40	614,908
Archrock Partners LP/Archrock Partners Finance Corp.
620,000	6.250	(b)(c)	04/01/28	589,093
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)(c)
230,000	7.000		11/01/26	220,020
605,000	5.875		06/30/29	532,642
Citgo Holding, Inc.
625,000	9.250	(b)(c)	08/01/24	629,656
CITGO Petroleum Corp.(b)(c)
1,171,000	7.000		06/15/25	1,161,632
150,000	6.375		06/15/26	147,060
Colgate Energy Partners III LLC(b)(c)
464,000	7.750		02/15/26	464,111
853,000	5.875		07/01/29	801,257
Earthstone Energy Holdings LLC
1,563,000	8.000	(b)(c)	04/15/27	1,524,581
Ecopetrol SA
1,144,000	8.875	(c)	01/13/33	1,171,227
Enerflex Ltd.
160,000	9.000	(b)(c)	10/15/27	162,882
EQT Corp.
56,000	7.000	(c)	02/01/30	59,560
Guara Norte S.a.r.l.
646,505	5.198	(b)	06/15/34	583,875
Kosmos Energy Ltd.(c)
671,000	7.125		04/04/26	603,809

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Kosmos Energy Ltd.(c) – (continued)
	$1,142,000	7.750	%(b)	05/01/27	$ 1,009,842
Matador Resources Co.
	1,263,000	5.875	(c)	09/15/26	1,243,158
MEG Energy Corp.
	580,000	7.125	(b)(c)	02/01/27	595,034
Moss Creek Resources Holdings, Inc.
	748,000	7.500	(b)(c)	01/15/26	690,875
Northern Oil & Gas, Inc.
	595,000	8.125	(b)(c)	03/01/28	592,953
NuVista Energy Ltd.
CAD	1,025,000	7.875	(b)(c)	07/23/26	782,876
Occidental Petroleum Corp.(c)
	$645,000	6.125		01/01/31	674,277
	660,000	7.500		05/01/31	734,065
	965,000	4.625		06/15/45	810,774
Penn Virginia Holdings LLC
	1,304,000	9.250	(b)(c)	08/15/26	1,321,161
Petroleos de Venezuela SA
	700,000	6.000	(e)	11/15/26	31,500
Petroleos del Peru SA
	992,000	5.625		06/19/47	664,144
Petroleos Mexicanos
	1,323,000	6.840	(c)	01/23/30	1,147,173
	1,994,000	5.950	(c)	01/28/31	1,592,010
	2,408,000	6.700	(c)	02/16/32	1,992,620
	3,991,000	10.000	(b)(c)	02/07/33	3,899,207
	623,000	6.375		01/23/45	419,591
	559,000	6.750		09/21/47	386,409
Petronas Capital Ltd.(c)
	1,400,000	3.500		04/21/30	1,306,956
	596,000	2.480		01/28/32	504,109
	1,009,000	4.550		04/21/50	939,820
Qatar Energy
	1,655,000	2.250	(c)	07/12/31	1,402,923
Rockcliff Energy II LLC
	839,000	5.500	(b)(c)	10/15/29	798,275
Shelf Drilling Holdings Ltd.
	1,595,000	8.250	(b)(c)	02/15/25	1,503,288
Strathcona Resources Ltd.
	1,670,000	6.875	(b)(c)	08/01/26	1,438,070
Transocean Pontus Ltd.
	889,280	6.125	(b)(c)	08/01/25	914,402
Transocean Titan Financing Ltd.
	490,000	8.375	(b)(c)	02/01/28	508,498
Transocean, Inc.
	444,000	7.250	(b)(c)	11/01/25	422,013
	1,192,000	11.500	(b)(c)	01/30/27	1,244,663
	330,000	7.500		04/15/31	253,618
Var Energi ASA
	1,230,000	7.500	(b)(c)	01/15/28	1,295,879
Wintershall Dea Finance 2 BV Series NC8 (-1X 5 year EUR Swap + 3.319%)
EUR	1,100,000	3.000	(c)(k)	07/20/28	954,360

					42,033,310

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging(c) – 0.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
EUR	300,000	2.000%		09/01/28	$ 271,588
	300,000	3.000		09/01/29	253,565
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(b)
	$630,000	5.250		04/30/25	616,997
	116,000	4.125		08/15/26	105,889
	227,000	5.250		08/15/27	187,134
Ball Corp.
	962,000	2.875		08/15/30	790,456
Canpack SA / Canpack US LLC
EUR	600,000	2.375	(b)	11/01/27	547,591
Guala Closures SpA
	550,000	3.250	(b)	06/15/28	517,379
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC
	$1,637,000	6.000	(b)	09/15/28	1,459,975
Kleopatra Finco S.a.r.l.
EUR	250,000	4.250	(b)	03/01/26	227,644
Mauser Packaging Solutions Holding Co.(b)
	400,000	4.750		04/15/24	434,064
	$263,000	7.250		04/15/25	255,804
OI European Group BV
	445,000	4.750	(b)	02/15/30	399,868
Owens-Brockway Glass Container, Inc.
	386,000	6.625	(b)	05/13/27	379,469
Trident TPI Holdings, Inc.
	832,000	9.250	(b)	08/01/24	817,332

					7,264,755

Pharmaceuticals(c) – 0.5%
Almirall SA
EUR	600,000	2.125	(b)	09/30/26	605,443
Bausch Health Cos., Inc.
	$1,500,000	5.250	(b)	01/30/30	657,435
Bristol-Myers Squibb Co.
	705,000	2.550		11/13/50	480,436
Cheplapharm Arzneimittel GmbH
	1,401,000	5.500	(b)	01/15/28	1,248,557
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(b)(e)
	1,183,000	9.500		07/31/27	192,391
	946,000	6.000		06/30/28	56,524
Gruenenthal GmbH
EUR	620,000	4.125		05/15/28	613,498
Lannett Co., Inc.
	$2,355,000	7.750	(b)	04/15/26	605,895
Nidda BondCo GmbH
EUR	450,000	5.000	(b)	09/30/25	455,838
Nidda Healthcare Holding GmbH
	150,000	7.500	(b)	08/21/26	159,051
Organon & Co./Organon Foreign Debt Co.-Issuer BV
	$645,000	5.125	(b)	04/30/31	580,694
Par Pharmaceutical, Inc.
	344,000	7.500	(b)(e)	04/01/27	269,658

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(c) – (continued)
Teva Pharmaceutical Finance Netherlands II BV
EUR	560,000	4.375%		05/09/30	$ 525,593

					6,451,013

Pipelines – 2.0%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
	$519,000	7.625	(b)(c)	12/15/25	526,977
Cheniere Energy Partners LP
	741,000	4.500	(c)	10/01/29	695,451
CQP Holdco LP/BIP-V Chinook Holdco LLC
	1,010,000	5.500	(b)(c)	06/15/31	920,554
DCP Midstream Operating LP
	350,000	8.125		08/16/30	400,435
EIG Pearl Holdings S.a.r.l(b)
	672,000	3.545		08/31/36	581,280
	841,000	4.387		11/30/46	664,548
EnLink Midstream LLC
	1,142,000	5.375	(c)	06/01/29	1,101,082
EQM Midstream Partners LP(c)
	729,000	7.500	(b)	06/01/27	731,012
	729,000	7.500	(b)	06/01/30	727,797
	984,000	6.500		07/15/48	763,141
Galaxy Pipeline Assets Bidco Ltd.
	1,260,311	2.160		03/31/34	1,088,594
	2,085,772	2.940		09/30/40	1,706,422
Genesis Energy LP/Genesis Energy Finance Corp.(c)
	160,000	8.000		01/15/27	157,955
	1,350,000	7.750		02/01/28	1,307,137
Global Partners LP/GLP Finance Corp.
	1,202,000	7.000	(c)	08/01/27	1,159,894
Howard Midstream Energy Partners LLC
	760,000	6.750	(b)(c)	01/15/27	740,962
ITT Holdings LLC
	2,246,000	6.500	(b)(c)	08/01/29	1,952,538
KazTransGas JSC
	390,000	4.375		09/26/27	355,583
New Fortress Energy, Inc.
	787,000	6.500	(b)(c)	09/30/26	726,551
NGL Energy Partners LP/NGL Energy Finance Corp.(c)
	2,102,000	6.125		03/01/25	1,865,525
	900,000	7.500		04/15/26	768,744
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
	278,000	8.500	(b)(c)	10/15/26	270,552
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)(c)
	800,000	6.000		03/01/27	760,784
	1,577,000	6.000		12/31/30	1,436,395
Venture Global Calcasieu Pass LLC(b)(c)
	973,000	6.250		01/15/30	991,506
	710,000	4.125		08/15/31	629,969
Western Midstream Operating LP
	1,224,000	5.500	(c)	02/01/50	1,062,028

					24,093,416

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate – 0.1%
Country Garden Holdings Co. Ltd.(c)
$700,000	5.125%		01/14/27	$ 474,250
700,000	5.625		01/14/30	449,750
WeWork Cos., Inc.
1,780,000	7.875	(b)	05/01/25	960,773

				1,884,773

Real Estate Investment Trust – 0.8%
American Tower Corp.(c)
90,000	3.700		10/15/49	67,792
345,000	3.100		06/15/50	232,802
265,000	2.950		01/15/51	174,487
Brandywine Operating Partnership LP
950,000	7.550	(c)	03/15/28	953,610
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
983,000	4.500	(b)(c)	04/01/27	865,345
Crown Castle, Inc.(c)
795,000	2.900		04/01/41	582,973
135,000	3.250		01/15/51	96,351
Diversified Healthcare Trust(c)
200,000	9.750		06/15/25	196,276
680,000	4.375		03/01/31	461,387
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
721,000	3.750	(b)(c)	12/15/27	608,827
HAT Holdings I LLC/HAT Holdings II LLC(b)
251,000	6.000	(c)	04/15/25	245,435
251,000	3.375	(c)	06/15/26	222,833
417,000	3.750		09/15/30	321,328
Iron Mountain, Inc.(b)(c)
835,000	5.250		03/15/28	793,851
136,000	4.875		09/15/29	122,926
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
842,000	4.250	(b)(c)	02/01/27	742,004
Rithm Capital Corp.
485,000	6.250	(b)(c)	10/15/25	451,642
Service Properties Trust(c)
490,000	4.950		02/15/27	402,888
645,000	5.500		12/15/27	571,838
125,000	4.950		10/01/29	93,890
770,000	4.375		02/15/30	561,730
VICI Properties LP/VICI Note Co., Inc.
968,000	3.750	(b)(c)	02/15/27	894,616

				9,664,831

Retailing – 1.2%
1011778 BC ULC/New Red Finance, Inc.(b)(c)
125,000	3.875		01/15/28	114,250
580,000	4.375		01/15/28	535,334
Asbury Automotive Group, Inc.(c)
775,000	4.500		03/01/28	705,630
695,000	4.625	(b)	11/15/29	614,074

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Bath & Body Works, Inc.
	$176,000	9.375	%(b)	07/01/25	$ 188,473
	100,000	5.250		02/01/28	94,520
	275,000	6.875		11/01/35	252,359
	575,000	6.750		07/01/36	519,857
BCPE Ulysses Intermediate, Inc.(j)
	1,094,667	7.750	(b)(c)	04/01/27	817,300
Carvana Co.(b)(c)
	90,000	5.625		10/01/25	45,024
	10,000	10.250		05/01/30	5,352
Doman Building Materials Group Ltd.
CAD	2,040,000	5.250	(b)(c)	05/15/26	1,395,213
eG Global Finance PLC(b)(c)
EUR	300,000	3.625		02/07/24	311,488
	$301,000	6.750		02/07/25	279,132
EUR	150,000	6.250		10/30/25	146,041
Ferrellgas LP/Ferrellgas Finance Corp.
	$1,660,000	5.375	(b)(c)	04/01/26	1,526,934
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
	95,000	4.750	(b)(c)	06/01/27	92,707
LBM Acquisition LLC
	1,296,000	6.250	(b)(c)	01/15/29	984,675
LCM Investments Holdings II LLC
	933,000	4.875	(b)(c)	05/01/29	769,949
Lithia Motors, Inc.
	480,000	3.875	(b)(c)	06/01/29	408,077
Mobilux Finance SAS
EUR	400,000	4.250	(b)(c)	07/15/28	342,031
Neiman Marcus Group Ltd. LLC(g)
	$605,000	0.000	(l)	10/15/21	151,916
Rite Aid Corp.
	388,000	8.000	(b)(c)	11/15/26	216,283
Shiba Bidco SpA
EUR	450,000	4.500	(b)(c)	10/31/28	421,236
Specialty Building Products Holdings LLC/SBP Finance Corp.
	$1,405,000	6.375	(b)(c)	09/30/26	1,265,301
SRS Distribution, Inc.(b)(c)
	231,000	4.625		07/01/28	212,381
	36,000	6.125		07/01/29	30,956
Stonegate Pub Co. Financing 2019 PLC
GBP	778,000	8.250	(c)	07/31/25	890,002
The Gap, Inc.
	$680,000	3.625	(b)(c)	10/01/29	522,451
White Cap Parent LLC(j)
	650,000	8.250	(b)(c)	03/15/26	592,683
Yum! Brands, Inc.
	615,000	6.875		11/15/37	656,463

					15,108,092

Semiconductors(c) – 0.1%
Entegris Escrow Corp.
	300,000	4.750	(b)	04/15/29	281,466
Entegris, Inc.
	100,000	3.625	(b)	05/01/29	85,601

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(c) – (continued)
Intel Corp.
	$445,000	3.100%		02/15/60	$ 295,378
	465,000	3.200		08/12/61	313,661
Synaptics, Inc.
	672,000	4.000	(b)	06/15/29	583,625

					1,559,731

Software(b)(c) – 0.3%
Castle U.S. Holding Corp.
	750,000	9.500		02/15/28	292,808
Central Parent, Inc./CDK Global, Inc.
	1,250,000	7.250		06/15/29	1,247,363
Elastic NV
	531,000	4.125		07/15/29	454,940
Open Text Holdings, Inc.
	652,000	4.125		02/15/30	548,032
PTC, Inc.
	351,000	4.000		02/15/28	327,086
SS&C Technologies, Inc.
	795,000	5.500		09/30/27	764,249
Veritas US, Inc./Veritas Bermuda Ltd.
	335,000	7.500		09/01/25	220,986

					3,855,464

Telecommunication Services – 1.8%
Altice France Holding SA
	527,000	10.500	(b)(c)	05/15/27	452,329
Altice France SA
	2,595,000	5.500	(b)(c)	10/15/29	2,049,687
America Movil SAB de CV
	1,675,000	5.375	(b)(c)	04/04/32	1,555,656
Avaya, Inc.
	1,836,000	6.125	(b)(c)	09/15/28	542,758
Ciena Corp.
	625,000	4.000	(b)(c)	01/31/30	551,175
CommScope, Inc.(b)(c)
	2,593,000	8.250		03/01/27	2,204,698
	300,000	7.125		07/01/28	235,638
DKT Finance ApS
EUR	500,000	7.000	(b)(c)	06/17/23	543,733
Frontier Communications Holdings LLC(c)
	$130,000	5.875		11/01/29	106,116
	310,000	8.750	(b)	05/15/30	321,132
Iliad Holding SASU(b)(c)
	2,488,000	6.500		10/15/26	2,354,917
EUR	450,000	5.625		10/15/28	456,059
	$1,420,000	7.000		10/15/28	1,333,281
Level 3 Financing, Inc.(b)(c)
	149,000	4.625		09/15/27	126,374
	200,000	4.250		07/01/28	158,446
	96,000	3.625		01/15/29	71,416
Lumen Technologies, Inc.(b)(c)
	270,000	4.000		02/15/27	227,885
	1,380,000	4.500		01/15/29	927,305

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Maxar Technologies, Inc.
	$970,000	7.750	%(b)(c)	06/15/27	$ 1,013,747
SoftBank Group Corp.
EUR	1,144,000	3.375	(c)	07/06/29	1,007,397
Sprint Capital Corp.
	$600,000	8.750		03/15/32	740,808
Telecom Italia Capital SA
	376,000	6.000		09/30/34	301,778
Telecom Italia SpA
	245,000	5.303	(b)	05/30/24	238,424
EUR	401,000	2.375	(c)	10/12/27	365,285
Telesat Canada/Telesat LLC(b)(c)
	$299,000	5.625		12/06/26	137,965
	211,000	6.500		10/15/27	58,789
Total Play Telecomunicaciones SA de CV(b)(c)
	496,000	7.500		11/12/25	462,619
	1,102,000	6.375		09/20/28	926,523
Verizon Communications, Inc.(c)
	580,000	2.987		10/30/56	385,926
	95,000	3.000		11/20/60	61,802
Vmed O2 U.K. Financing I PLC
	1,545,000	4.250	(b)(c)	01/31/31	1,296,240
Windstream Escrow LLC/Windstream Escrow Finance Corp.
	580,000	7.750	(b)(c)	08/15/28	469,179

					21,685,087

Transportation(b) – 0.1%
Cargo Aircraft Management, Inc.
	69,000	4.750	(c)	02/01/28	62,426
Transnet SOC Ltd.
	727,000	8.250		02/06/28	728,817
Western Global Airlines LLC
	610,000	10.375	(c)	08/15/25	426,872

					1,218,115

Trucking & Leasing(b)(c) – 0.0%
Fortress Transportation & Infrastructure Investors LLC
	645,000	5.500		05/01/28	568,264

Water Utilities(b)(c) – 0.1%
Aegea Finance S.a.r.l.
	906,000	6.750		05/20/29	896,215

TOTAL CORPORATE OBLIGATIONS (Cost $422,434,289)					$ 380,812,420

Bank Loans(m) – 23.3%
Advertising(k) – 0.2%
Clear Channel Outdoor Holdings, Inc. (3M USD LIBOR + 3.500%)
	$2,140,841	8.198%		08/21/26	$ 2,032,793
Dotdash Meredith, Inc. (1M USD SOFR + 4.000%)
	64,674	8.434		12/01/28	54,757

					2,087,550

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Aerospace & Defense – 0.4%
Dynasty Acquisition Co., Inc.(k)
(1M USD LIBOR + 3.500%)
$1,131,752	8.161%		04/06/26	$ 1,109,547
(1M USD SOFR + 3.500%)
608,018	8.161		04/06/26	596,089
TransDigm, Inc.
(3M USD SOFR + 2.25%)
14,923	0.000			14,233
(3M USD SOFR + 3.250%)
1,750,000	7.830	(k)	02/22/27	1,752,187
(3M USD SOFR + 3.250%)
240,635	7.830	(k)	02/22/27	240,936
WP CPP Holdings LLC (3M USD LIBOR + 3.750%)
870,063	8.450	(k)	04/30/25	787,772

				4,500,764

Airlines(k) – 0.9%
Air Canada (3M USD LIBOR + 3.500%)
995,000	8.130		08/11/28	993,398
American Airlines, Inc.
(3M USD LIBOR + 4.750%)
2,098,000	9.558		04/20/28	2,152,737
(3M USD LIBOR + 4.750%)
200,000	9.558		04/20/28	205,218
Kestrel Bidco, Inc. (1M USD LIBOR + 3.000%)
2,117,060	7.508		12/11/26	2,028,546
Mileage Plus Holdings LLC (3M USD LIBOR + 5.250%)
936,000	9.996		06/21/27	974,844
SkyMiles IP Ltd. (3M USD LIBOR + 3.750%)
1,296,750	8.558		10/20/27	1,339,711
United Airlines, Inc.
(3M USD LIBOR + 3.750%)
1,617,111	8.568		04/21/28	1,613,489
(3M USD LIBOR + 3.750%)
1,968,703	8.568		04/21/28	1,964,293

				11,272,236

Apparel(k) – 0.1%
Birkenstock GmbH & Co. KG (3M USD LIBOR + 3.250%)
1,108,434	7.690		04/28/28	1,104,621
Boardriders, Inc. (3M USD LIBOR + 8.000%)
524,699	7.029		04/23/24	450,585

				1,555,206

Beverages – 0.1%
City Brewing Co. LLC (3M USD LIBOR + 3.500%)
238,397	8.330	(k)	04/05/28	106,087
Naked Juice LLC (3M USD TSFR)
250,000	7.916		01/24/29	231,250
Triton Water Holdings, Inc. (3M USD LIBOR + 3.500%)
648,613	8.230	(k)	03/31/28	616,591

				953,928

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Building Materials – 0.1%
Flynn Canada
$371,039	0.000	%(g)(n)	07/31/28	$ 339,501
Ingersoll-Rand Services Co. (1M USD SOFR + 1.750%)
93,576	6.411	(k)	03/01/27	93,191
Solis IV B.V. (3M USD SOFR + 3.500%)
796,000	7.859	(k)	02/26/29	727,847
Wilsonart LLC (3M USD LIBOR + 3.250%)
267,177	8.017	(k)	12/19/26	259,244

				1,419,783

Chemicals(k) – 0.3%
Avient Corp. (3M USD SOFR + 3.250%)
41,919	7.926		08/29/29	41,981
H.B. Fuller Co. (1M USD LIBOR + 2.000%)
251,028	6.486		10/20/24	251,028
Lonza Group AG (3M USD LIBOR + 4.000%)
1,242,528	8.730		07/03/28	1,191,498
Messer Industries GmbH (3M USD LIBOR + 2.500%)
209,065	7.230		03/02/26	208,434
PMHC II, Inc. (3M USD SOFR + 4.250%)
1,172,500	9.076		04/23/29	1,023,006
Trinseo Materials Operating SCA (1M USD LIBOR + 2.000%)
287,841	6.570		09/06/24	280,467
Vantage Specialty Chemicals, Inc. (3M USD LIBOR + 3.500%)
693,418	8.278		10/28/24	684,029

				3,680,443

Commercial Services – 1.2%
Allied Universal Holdco LLC (1M USD LIBOR + 3.750%)
1,989,972	8.173	(k)	05/12/28	1,916,104
Avis Budget Car Rental LLC(k)
(1M USD LIBOR + 1.750%)
627,535	6.320		08/06/27	618,593
(1M USD SOFR + 3.500%)
59,699	8.161		03/16/29	59,550
CHG Healthcare Services, Inc. (1M USD LIBOR + 3.25%)
365,966	7.820	(k)	09/29/28	363,261
CoreLogic, Inc.
500,000	0.000	(n)	06/04/29	360,750
(1M USD LIBOR + 3.500%)
1,494,987	8.125	(k)	06/02/28	1,265,447
Fly Funding II S.a.r.l. (3M USD LIBOR + 1.750%)
783,824	6.310	(k)	08/11/25	670,561
Mavis Tire Express Services Corp. (1M USD SOFR + 4.000%)
1,863,992	8.625	(k)	05/04/28	1,824,383
PECF USS Intermediate Holding III Corp. (1M USD LIBOR)
213,388	8.720	(k)	12/15/28	181,887
Prime Security Services Borrower LLC (3M USD LIBOR + 2.750%)
1,963,742	7.517	(k)	09/23/26	1,961,091
Sabert Corp. (1M USD LIBOR + 4.500%)
179,968	9.125	(k)	12/10/26	179,068
Spin Holdco, Inc.(k)
(3M USD LIBOR + 4.000%)
1,117,435	8.765		03/04/28	877,891

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Commercial Services – (continued)
Spin Holdco, Inc.(k) – (continued)
(3M USD LIBOR + 4.000%)
$243,144	8.765%		03/04/28	$ 191,021
Syniverse Holdings, Inc. (3M USD SOFR + 7.000%)
598,500	11.580	(k)	05/13/27	534,909
Team Health Holdings, Inc.(k)
(1M USD LIBOR + 2.750%)
875,832	7.320		02/06/24	804,128
(1M USD SOFR + 5.250%)
1,278,687	9.811		03/02/27	1,058,114
(1M USD SOFR + 5.250%)
1,890,673	9.811		03/02/27	1,564,532

				14,431,290

Computers(k) – 0.4%
Ahead DB Holdings LLC (3M USD LIBOR + 3.750%)
499,813	8.480		10/18/27	491,066
iQor US, Inc.
(1M USD LIBOR + 7.500%)
59,677	12.047		11/19/24	59,080
(1M USD LIBOR + 7.500%)
164,827	12.047	(g)	11/19/25	115,379
McAfee, LLC (1M USD SOFR + 3.750%)
926,093	8.184		03/01/29	872,269
NCR Corp. (3M USD LIBOR + 2.500%)
613,950	7.330		08/28/26	610,113
Peraton Corp.
(1M USD LIBOR + 3.750%)
1,234,017	8.320		02/01/28	1,226,304
(1M USD LIBOR + 7.750%)
617,702	12.220		02/01/29	597,009
Perforce Software, Inc. (1M USD LIBOR + 3.750%)
242,500	8.320		07/01/26	224,919
Tempo Acquisition LLC (1M USD LIBOR + 2.750%)
75,162	7.320		05/01/24	74,998
Virtusa Corp. (1M USD LIBOR + 3.750%)
1,859	8.320		02/11/28	1,838
Vision Solutions, Inc. (3M USD LIBOR + 4.000%)
251,228	8.818		04/24/28	220,201

				4,493,176

Consumer Cyclical Services(k) – 0.1%
The Hertz Corp.
(1M USD LIBOR + 3.250%)
1,473,400	7.820		06/30/28	1,465,694
(1M USD LIBOR + 3.250%)
281,807	7.820		06/30/28	280,334

				1,746,028

Cosmetics & Personal Care(k) – 0.0%
Coty, Inc. (1M USD LIBOR + 2.250%)
69,316	6.645		04/07/25	69,056
Revlon Consumer Products Corp. (1M USD LIBOR + 3.500%)
1,377,827	6.646	(l)	09/07/23	209,430

				278,486

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Distribution & Wholesale(k) – 0.1%
BCPE Empire Holdings, Inc.
(1M USD LIBOR + 4.000%)
$512,646	8.570%		06/11/26	$ 505,489
(1M USD SOFR + 4.625%)
497,494	9.286		06/11/26	493,673
Core & Main LP (1M USD LIBOR + 2.500%)
489,408	7.017		07/27/28	487,113

				1,486,275

Diversified Financial Services – 0.6%
Apex Group Treasury LLC
(1M USD TSFR)
750,000	9.512		07/27/28	732,500
(3M USD LIBOR + 3.750%)
1,739,962	4.250	(k)	07/27/28	1,702,988
Astra Acquisition Corp. (1M USD LIBOR + 5.250%)
554,111	9.820	(k)	10/25/28	487,618
Deerfield Dakota Holding LLC(k)
(1M USD SOFR + 3.750%)
2,457,922	8.311		04/09/27	2,373,640
(1M USD LIBOR + 6.750%)
1,750,000	11.320		04/07/28	1,647,187
Delos Finance S.a.r.l. (3M USD LIBOR + 1.750%)
130,000	6.480	(k)	10/06/23	129,953
Ditech Holding Corp. (3M USD LIBOR)
213,611	0.000	(e)(g)(k)	06/30/23	21,361

				7,095,247

Electrical – 0.2%
Pacific Gas & Electric Co. (1M USD LIBOR + 3.000%)
1,744,924	7.625	(k)	06/23/25	1,741,434
Talen Energy Supply LLC
(3M USD SOFR + 4.750%)
453,000	9.141		11/10/23	456,171
(1M USD LIBOR + 3.750%)
829,000	8.320	(k)	07/08/26	839,363

				3,036,968

Electronics(k) – 0.0%
Ingram Micro, Inc. (3M USD LIBOR + 3.500%)
351,994	8.230		06/30/28	350,382
TTM Technologies, Inc. (1M USD LIBOR + 2.500%)
110,401	6.869		09/28/24	109,987

				460,369

Engineering & Construction(k) – 0.4%
Artera Services LLC (3M USD LIBOR + 3.500%)
247,487	8.230		03/06/25	206,189
Brown Group Holding LLC (1M USD SOFR + 3.750%)
997,500	7.419		07/02/29	996,812
Covetrus INC. (1M USD SOFR + 4.000%)
2,000,000	8.553		09/22/28	2,000,620
KKR Apple Bidco LLC
(3M USD SOFR + 5.000%)
406,000	9.580		10/13/29	387,137

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Engineering & Construction(k) – (continued)
KKR Apple Bidco LLC – (continued)
(1M USD LIBOR + 2.750%)
$247,500	7.320%		09/23/28	$ 246,418
(1M USD LIBOR + 5.750%)
940,852	10.320	(g)	09/21/29	922,035
USIC Holdings, Inc.
(1M USD LIBOR + 3.500%)
494,988	8.070		05/12/28	480,242
(1M USD LIBOR + 6.500%)
275,984	11.070		05/14/29	258,995

				5,498,448

Entertainment – 0.7%
AMC Entertainment Holdings, Inc. (1M USD LIBOR + 3.000%)
1,387,991	7.430	(k)	04/22/26	818,915
Bally’s Corp. (1M USD LIBOR + 3.250%)
728,869	7.709	(k)	10/02/28	700,173
Churchill Downs, Inc.(k)
(1M USD LIBOR + 2.000%)
186,527	6.570		12/27/24	186,119
(1M USD LIBOR + 2.000%)
33,828	6.570		03/17/28	33,574
Crown Finance US, Inc.(k)
(3M USD LIBOR + 2.500%)
1,278,461	0.000	(e)	02/28/25	210,793
(3M USD LIBOR + 2.750%)
223,853	0.000	(e)	09/30/26	33,914
(3M USD SOFR + 10.000%)
867,831	14.578		09/07/23	874,261
East Valley Tourist Development Authority (3M USD LIBOR + 7.500%)
1,195,882	11.481	(g)(k)	11/23/26	1,160,006
Everi Holdings, Inc. (1M USD LIBOR + 2.500%)
731,900	7.070	(k)	08/03/28	730,070
GVC Holdings (Gibraltar) Ltd.
150,000	0.000	(n)	10/31/29	150,112
Motion Finco S.a.r.l.(n)
87,321	0.000		11/12/26	85,975
12,429	0.000		11/12/26	12,237
NASCAR Holdings, Inc. (1M USD LIBOR + 2.500%)
825,209	7.070	(k)	10/19/26	824,863
Scientific Games Holdings LP (3M USD SOFR + 3.500%)
249,375	8.103	(k)	04/04/29	244,983
Scientific Games International, Inc. (1M USD SOFR + 3.000%)
64,675	7.578	(k)	04/14/29	64,432
SeaWorld Parks & Entertainment, Inc. (1M USD LIBOR + 3.000%)
493,750	7.625	(k)	08/25/28	491,898
The Stars Group Holdings B.V. (3M USD SOFR + 3.250%)
997,500	8.092	(k)	07/22/28	998,877
William Morris Endeavor Entertainment LLC (1M USD LIBOR + 2.750%)
939,906	7.320	(k)	05/18/25	933,195

				8,554,397

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Environmental – 0.2%
Covanta Holding Corp.(n)
$74,000	0.000%		11/30/28	$ 74,027
6,000	0.000		11/30/28	6,002
GFL Environmental, Inc.
1,000,000	0.000	(n)	05/31/27	1,001,670
(1M USD SOFR + 3.000%)
989,899	7.661	(k)	05/30/25	991,552
Madison IAQ LLC (3M USD LIBOR + 3.250%)
148,120	7.988	(k)	06/21/28	141,486

				2,214,737

Food & Drug Retailing – 0.1%
8th Avenue Food & Provisions, Inc.
275,000	0.000	(n)	10/01/26	165,000
(1M USD LIBOR + 3.750%)
750,037	8.320	(k)	10/01/25	647,709
US Foods, Inc.
70,952	0.000	(n)	09/13/26	70,735
UTZ Quality Foods LLC (1M USD SOFR + 3.000%)
8,982	7.668	(k)	01/20/28	8,961

				892,405

Forest Products&Paper(n) – 0.0%
Asplundh Tree Expert LLC
62,839	0.000		09/07/27	62,741

Gaming(k) – 0.8%
Caesars Resort Collection LLC
(1M USD LIBOR + 2.750%)
3,002,389	7.320		12/23/24	2,998,426
(1Week USD LIBOR + 3.500%)
1,863,696	8.070		07/21/25	1,862,242
Fertitta Entertainment LLC
(1M USD SOFR + 4.000%)
1,816,305	8.561		01/27/29	1,793,347
(1M USD SOFR + 4.000%)
2,073,277	8.561		01/27/29	2,047,071
Station Casinos LLC (1M USD LIBOR + 2.250%)
95,360	6.820		02/08/27	94,571
The Stars Group Holdings B.V. (3M USD LIBOR + 2.250%)
516,391	6.980		07/21/26	515,219

				9,310,876

Hand/Machine Tools(k) – 0.0%
Alliance Laundry Systems LLC (3M USD LIBOR + 3.500%)
223,781	8.306		10/08/27	223,083

Health Care - Services(k) – 0.1%
ICON Luxembourg S.a.r.l. (3M USD LIBOR + 2.250%)
456,251	2.750		07/03/28	456,082
Verscend Holding Corp. (1M USD LIBOR + 4.000%)
1,230,524	8.570		08/27/25	1,227,005

				1,683,087

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Health Care Products(k) – 0.4%
Bausch & Lomb, Inc.
(3M USD SOFR + 3.250%)
$1,620,310	7.842%	05/10/27	$ 1,575,492
(3M USD SOFR + 3.250%)
1,741,499	7.842	05/10/27	1,693,330
Carestream Dental Equipment, Inc. (1M USD LIBOR + 3.250%)
241,377	7.820	09/01/24	221,263
Carestream Health, Inc. (3M USD SOFR + 7.500%)
1,272,491	12.180	09/30/27	907,706
Viant Medical Holdings, Inc. (1M USD LIBOR + 4.750%)
878,298	8.320	07/02/25	792,348
Vyaire Medical, Inc. (3M USD LIBOR + 4.750%)
368,733	9.517	04/16/25	263,415

			5,453,554

Health Care Services(k) – 0.1%
Envision Healthcare Corp.
(3M USD SOFR + 7.880%)
330,790	12.605	03/31/27	288,614
(3M USD SOFR + 4.250%)
2,311,674	8.830	03/31/27	918,890

			1,207,504

Healthcare Providers & Services(k) – 1.4%
DaVita, Inc. (1M USD LIBOR + 1.750%)
186,614	6.320	08/12/26	184,281
Global Medical Response, Inc. (1M USD LIBOR + 4.250%)
1,581,236	8.651	10/02/25	1,166,507
Heartland Dental LLC
(1M USD LIBOR + 3.500%)
1,367,234	8.320	04/30/25	1,306,844
(1M USD LIBOR + 4.000%)
124,369	8.547	04/30/25	119,394
Lifescan Global Corp. (3M USD LIBOR + 6.000%)
3,614,092	10.754	10/01/24	2,627,011
Medline Borrower, LP (1M USD LIBOR + 3.250%)
2,925,362	7.820	10/23/28	2,837,192
Onex TSG Intermediate Corp. (3M USD LIBOR + 4.750%)
492,500	9.575	02/28/28	435,863
Parexel International Corp. (1M USD LIBOR + 3.250%)
2,570,550	7.820	11/15/28	2,547,467
Phoenix Guarantor, Inc.
(1M USD LIBOR + 3.250%)
339,500	7.820	03/05/26	333,912
(1M USD LIBOR + 3.500%)
232,927	8.070	03/05/26	229,361
PRA Health Sciences, Inc. (3M USD LIBOR + 2.250%)
113,675	7.000	07/03/28	113,633
Quorum Health Corp. (3M USD LIBOR + 8.250%)
57,648	12.976	04/29/25	39,536
RegionalCare Hospital Partners Holdings, Inc. (3M USD PRIME + 2.750%)
1,031,556	8.575	11/16/25	1,000,898
Select Medical Corp. (1M USD LIBOR + 2.500%)
914,077	7.070	03/06/25	907,980

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Healthcare Providers & Services(k) – (continued)
Surgery Center Holdings, Inc. (3M USD LIBOR + 3.750%)
$2,786,046	8.210%	08/31/26	$ 2,778,384

			16,628,263

Home Furnishings(k) – 0.2%
AI Aqua Merger Sub, Inc. (1M USD SOFR + 3.750%)
870,625	8.147	07/31/28	849,948
Herman Miller, Inc. (1M USD SOFR + 2.000%)
492,200	6.687	07/19/28	485,127
Weber-Stephen Products LLC (1M USD LIBOR + 3.250%)
770,661	7.820	10/30/27	672,787

			2,007,862

Household Products(k) – 0.0%
Kronos Acquisition Holdings, Inc. (3M USD LIBOR + 3.750%)
220,253	8.485	12/22/26	213,773

Housewares(k) – 0.2%
Springs Windows Fashions LLC
(1M USD LIBOR + 4.000%)
1,115,521	8.570	10/05/27	1,075,786
(3M USD LIBOR + 4.000%)
996,250	8.753	10/06/28	848,994

			1,924,780

Industrial Services(k) – 0.1%
LaserShip, Inc. (3M USD LIBOR + 4.500%)
1,094,358	9.230	05/07/28	808,118

Insurance(k) – 1.7%
Acrisure LLC (1M USD LIBOR + 4.250%)
2,865,597	8.820	02/15/27	2,784,414
Alliant Holdings Intermediate LLC
(1M USD LIBOR + 3.500%)
246,872	8.008	11/06/27	246,311
(1M USD LIBOR + 3.250%)
2,366,851	7.820	05/09/25	2,363,395
(1M USD LIBOR + 3.250%)
972,368	7.820	05/09/25	970,949
AssuredPartners, Inc.
(1M USD SOFR + 4.250%)
1,247,500	8.811	02/12/27	1,246,465
(1M USD LIBOR + 3.500%)
496,154	8.070	02/12/27	490,364
(1M USD LIBOR + 3.500%)
1,622,788	8.070	02/12/27	1,602,097
(1M USD SOFR + 3.500%)
496,250	8.061	02/12/27	490,201
Asurion LLC
(1M USD LIBOR + 5.250%)
486,000	9.820	01/20/29	405,509
(1M USD LIBOR + 3.000%)
1,474,281	7.570	11/03/24	1,457,460
(1M USD LIBOR + 3.250%)
503,655	7.820	07/31/27	474,957

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Insurance(k) – (continued)
Broadstreet Partners, Inc.
(1M USD LIBOR + 3.000%)
$772,770	7.570%		01/27/27	$ 760,537
(1M USD LIBOR + 3.250%)
486,307	7.820		01/27/27	478,404
HUB International Ltd.
(3M USD LIBOR + 3.000%)
0	8.003		04/25/25	0
(3M USD LIBOR + 3.250%)
2,484,521	4.000		04/25/25	2,481,192
(3M USD LIBOR + 3.250%)
1,224,275	8.057		04/25/25	1,222,634
(3M USD SOFR + 4.000%)
765,942	8.220		11/10/29	765,031
OneDigital Borrower LLC (1M USD SOFR + 4.250%)
890,742	8.911		11/16/27	864,020
USI, Inc.
(3M USD LIBOR + 3.250%)
244,958	7.980		12/02/26	244,651
(3M USD SOFR + 3.750%)
976,579	8.330		11/22/29	976,335

				20,324,926

Internet(k) – 0.8%
Arches Buyer, Inc. (1M USD LIBOR + 3.250%)
1,444,949	7.820		12/06/27	1,393,480
CNT Holdings I Corp.
(3M USD SOFR + 3.500%)
243,712	8.125		11/08/27	240,322
(3M USD SOFR + 3.500%)
123,430	8.125		11/08/27	121,713
(3M USD LIBOR + 6.750%)
1,368,000	11.375		11/06/28	1,307,575
Hunter Holdco 3 Ltd. (3M USD LIBOR + 4.250%)
375,000	8.980	(g)	08/19/28	371,250
MH Sub I LLC
(1M USD LIBOR + 3.750%)
500,000	8.320		09/13/24	493,985
(1M USD LIBOR + 3.750%)
744,284	8.320		09/13/24	735,777
Proofpoint, Inc. (3M USD LIBOR + 3.250%)
326,778	7.985		08/31/28	320,089
PUG LLC
(1M USD LIBOR + 3.500%)
742,980	8.070		02/12/27	622,246
(1M USD LIBOR + 3.500%)
307,359	8.070		02/12/27	257,413
(1M USD LIBOR + 4.250%)
1,122,481	8.820		02/12/27	942,884
(1M USD LIBOR + 4.250%)
496,634	8.820		02/12/27	417,173
Uber Technologies, Inc.
(3M USD LIBOR + 3.500%)
1,496,084	8.235		04/04/25	1,496,113

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Internet(k) – (continued)
Uber Technologies, Inc. – (continued)
(3M USD LIBOR + 3.500%)
$750,000	8.235%		02/25/27	$ 749,685

				9,469,705

Leisure Time – 1.1%
Alterra Mountain Co.(k)
(1M USD LIBOR + 2.750%)
1,994,751	7.320		07/31/24	1,988,108
(1M USD LIBOR + 2.750%)
701,515	7.320		07/31/24	699,179
(1M USD LIBOR + 3.500%)
494,987	8.070		08/17/28	493,131
Bombardier Recreational Products, Inc. (1M USD SOFR + 3.500%)
249,375	8.061		12/13/29	247,505
Carnival Corp.(k)
(1M USD LIBOR + 3.000%)
868,011	7.695		06/30/25	853,133
(1M USD LIBOR + 3.000%)
1,393,985	7.695		06/30/25	1,370,092
(1M USD LIBOR + 3.250%)
1,241,241	7.820		10/18/28	1,210,210
(1M USD LIBOR + 3.250%)
261,829	7.820		10/18/28	255,283
ClubCorp Holdings, Inc.(k)
(3M USD LIBOR + 2.750%)
1,989,854	7.480		09/18/24	1,833,611
(3M USD LIBOR + 2.750%)
2,947,280	7.480		09/18/24	2,715,860
Equinox Holdings, Inc. (3M USD LIBOR + 3.000%)
1,232,948	7.730	(k)	03/08/24	952,452
Hornblower Sub LLC (3M USD LIBOR + 4.500%)
45,575	8.670	(k)	04/27/25	30,051
Life Time Fitness, Inc. (3M USD LIBOR + 4.750%)
482,868	9.485	(k)	12/16/24	482,868

				13,131,483

Machinery(k) – 0.0%
Brown Group Holding LLC (1M USD LIBOR + 2.500%)
244,677	6.884		06/07/28	243,263

Machinery-Diversified(k) – 0.4%
Ali Group North America Corp. (1M USD SOFR + 2.000%)
441,111	6.676		07/30/29	439,664
Chart Industries, Inc. (1M USD TSFR)
500,000	8.323		12/08/29	500,210
Engineered Machinery Holdings, Inc. (3M USD LIBOR + 6.500%)
300,000	11.230		05/21/29	270,999
Granite Holdings US Acquisition Co. (3M USD LIBOR + 4.000%)
745,596	8.750		09/30/26	744,432
Pro Mach Group, Inc. (1M USD LIBOR + 4.000%)
990,279	8.570		08/31/28	986,566

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Machinery-Diversified(k) – (continued)
SPX Flow, Inc. (1M USD SOFR + 4.500%)
$1,323,420	9.073%		04/05/29	$ 1,273,315
Star US Bidco LLC (3M USD LIBOR + 4.250%)
493,487	8.980		03/17/27	483,618
Vertical US Newco, Inc. (6M USD LIBOR + 3.500%)
52,935	6.871		07/30/27	51,935

				4,750,739

Media(k) – 0.5%
Cengage Learning, Inc. (3M USD LIBOR + 4.750%)
1,094,817	9.880		07/14/26	1,041,719
CSC Holdings LLC
(3M USD SOFR + 4.500%)
653,500	8.823		01/17/28	618,786
(1M USD LIBOR + 2.250%)
32,640	6.709		01/15/26	31,321
(1M USD LIBOR + 4.500%)
184,649	6.709		07/17/25	177,877
Diamond Sports Group LLC (3M USD SOFR + 3.250%)
1,261,611	8.026		08/24/26	95,151
DirecTV Financing LLC (1M USD LIBOR + 5.000%)
1,304,713	9.384		08/02/27	1,281,202
iHeartCommunications, Inc. (1M USD LIBOR + 3.000%)
2,075,431	7.570		05/01/26	2,040,833
LCPR Loan Financing LLC (1M USD LIBOR + 3.750%)
454,208	8.209		10/16/28	453,640
McGraw-Hill Global Education Holdings LLC (6M USD LIBOR + 4.750%)
142,047	8.316		07/28/28	135,655
Sinclair Television Group, Inc. (1M USD LIBOR + 2.500%)
15,936	7.070		09/30/26	15,524
Ziggo Financing Partnership (1M USD LIBOR + 2.500%)
740,000	6.959		04/30/28	733,296

				6,625,004

Media - Broadcasting & Radio(k) – 0.0%
Grinding Media, Inc. (3M USD LIBOR + 4.000%)
494,369	4.750		10/12/28	482,010

Media - Non Cable(k) – 0.0%
Lions Gate Capital Holdings LLC (1M USD LIBOR + 2.250%)
498,135	6.820		03/24/25	489,004

Metal Fabricate & Hardware(g)(k) – 0.0%
Crosby U.S. Acquisition Corp. (3M USD SOFR + 5.000%)
250,000	9.321		06/27/26	242,500

Mining(g) – 0.1%
Arctic Canadian Diamond Co. Ltd. (3M USD LIBOR + 1.000%)
735,622	5.000		12/31/27	732,312

Miscellaneous Manufacturing – 0.2%
Cenveo Worldwide, Ltd. (1M USD SOFR + 7.600%)
228,589	12.167	(g)	12/31/24	228,588
Gates Global LLC (1M USD LIBOR + 2.500%)
239,427	7.070	(k)	03/31/27	238,321

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Miscellaneous Manufacturing – (continued)
LTI Holdings, Inc. (1M USD LIBOR + 3.500%)
$1,492,557	8.070	%(k)	09/06/25	$ 1,442,422

				1,909,331

Oil Field Services(k) – 0.3%
Gulf Finance LLC (1M USD LIBOR + 6.750%)
2,850,506	11.344		08/25/26	2,772,117
QuarterNorth Energy Holding, Inc. (1M USD LIBOR + 8.000%)
1,002,843	12.570		08/27/26	994,901

				3,767,018

Packaging(k) – 0.8%
BWAY Holding Co. (1M USD LIBOR + 3.250%)
2,612,280	7.619		04/03/24	2,586,157
Charter NEX US, Inc. (1M USD LIBOR + 3.750%)
742,424	8.320		12/01/27	737,517
Clydesdale Acquisition Holdings, Inc. (1M USD SOFR CME + 4.175%)
373,125	8.836		04/13/29	366,066
Graham Packaging Co., Inc. (1M USD LIBOR + 3.000%)
368,089	7.570		08/04/27	366,249
Klockner-Pentaplast of America, Inc.
(6M USD SOFR + 4.750%)
371,212	8.259		02/12/26	328,523
(6M USD SOFR + 4.750%)
297,157	8.259		02/12/26	262,983
LABL, Inc. (1M USD LIBOR + 5.000%)
1,740,614	9.570		10/29/28	1,695,236
Pregis TopCo Corp. (1M USD SOFR + 3.750%)
494,898	8.426		07/31/26	488,534
Pretium PKG Holdings, Inc.
(3M USD LIBOR + 4.000%)
720,000	7.741		10/02/28	631,699
(3M USD LIBOR + 6.750%)
250,000	11.512		10/01/29	152,553
Proampac PG Borrower LLC (3M USD LIBOR + 3.750%)
1,867,169	8.534		11/03/25	1,823,290
Reynolds Group Holdings, Inc. (1M USD LIBOR + 3.250%)
675,592	3.343		02/05/26	674,113
TricorBraun Holdings, Inc. (1M USD LIBOR + 3.250%)
234,168	7.820		03/03/28	227,330

				10,340,250

Pharmaceuticals(k) – 1.6%
Curium BidCo S.a r.l. (3M USD LIBOR + 4.250%)
372,188	8.980		12/02/27	371,257
Gainwell Acquisition Corp.
(3M USD LIBOR + 4.000%)
1,839,263	8.730		10/01/27	1,793,134
(3M USD LIBOR + 4.000%)
605,926	8.730		10/01/27	590,729
Grifols Worldwide Operations USA, Inc. (1M USD LIBOR + 2.000%)
448,754	6.570		11/15/27	440,403

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Pharmaceuticals(k) – (continued)
Jazz Financing Lux S.a.r.l.
(1M USD LIBOR + 3.500%)
$671,203	8.070%		05/05/28	$ 670,257
(1M USD LIBOR + 3.500%)
2,047,656	8.070		05/05/28	2,044,769
Mallinckrodt International Finance S.A.
(3M USD LIBOR + 5.250%)
197,985	9.986		09/30/27	151,098
(3M USD LIBOR + 5.500%)
2,140,367	10.236		09/30/27	1,633,635
Midwest Veterinary Partners LLC (1M USD LIBOR + 4.000%)
1,241,209	8.570		04/27/28	1,110,882
Organon & Co. (3M USD LIBOR + 3.000%)
1,044,873	7.750		06/02/28	1,041,697
Packaging Coordinators Midco, Inc.
(3M USD LIBOR + 3.500%)
1,115,229	8.230		11/30/27	1,092,724
(3M USD LIBOR + 3.500%)
3,769	8.230		11/30/27	3,693
Pathway Vet Alliance LLC (1M USD LIBOR + 3.750%)
2,601,876	8.320		03/31/27	2,162,341
Pearl Intermediate Parent LLC (1M USD LIBOR + 6.250%)
1,000,000	10.820		02/13/26	900,000
PetVet Care Centers, LLC (1M USD LIBOR + 3.500%)
3,037,885	8.070		02/14/25	2,879,155
Sunshine Luxembourg VII S.a.r.l. (3M USD LIBOR + 3.750%)
2,834,352	8.480		10/01/26	2,774,122

			19,659,896

Pipelines(k) – 0.7%
Epic Y-Grade Services LP (3M USD LIBOR + 6.000%)
2,186,384	10.700		06/30/27	1,978,677
Freeport LNG Investments LLLP
(3M USD LIBOR + 3.000%)
415,768	7.808		11/17/26	403,120
(3M USD LIBOR + 3.000%)
1,203,895	7.808		11/17/26	1,167,272
Mashantucket (Western) Pequot Tribe (1M USD LIBOR + 7.125%)
806,058	11.695		02/16/25	795,983
TransMontaigne Operating Company LP (1M USD LIBOR + 3.500%)
990,000	8.028		11/17/28	985,822
Traverse Midstream Partners LLC
(3M USD SOFR + 4.250%)
1,642,810	8.800		09/27/24	1,641,578
(3M USD SOFR + 4.250%)
1,149,146	8.800		09/27/24	1,148,285

				8,120,737

Real Estate – 0.2%
Cushman & Wakefield U.S. Borrower LLC
259,166	0.000	(n)		249,102
(1M USD LIBOR + 2.750%)
2,500,000	7.320	(k)	08/21/25	2,487,500

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Real Estate – (continued)
Cushman & Wakefield U.S. Borrower LLC – (continued)
(1M USD LIBOR + 2.750%)
$205,466	7.320	%(k)	08/21/25	$ 204,439

				2,941,041

Retailers(k) – 0.1%
IRB Holding Corp. (1M USD LIBOR + 2.750%)
546,806	7.320		02/05/25	545,526
Jo-Ann Stores, Inc. (3M USD LIBOR + 4.750%)
290,525	9.572		07/07/28	165,599

				711,125

Retailing – 0.6%
1011778 B.C. Unlimited Liability Co. (1M USD LIBOR + 1.750%)
856,705	6.320	(k)	11/19/26	846,304
Academy Ltd. (1M USD LIBOR + 3.75%)
811,866	8.119	(k)	11/05/27	810,600
Belk, Inc.
(3M USD LIBOR + 7.500%)
112,852	12.199	(k)	07/31/25	95,572
(3M USD LIBOR + 13.000%)
550,597	13.000		07/31/25	82,132
EG Group Ltd. (3M USD LIBOR + 4.000%)
388,776	9.151	(k)	02/07/25	373,773
Great Outdoors Group LLC (1M USD LIBOR + 3.750%)
540,480	8.320	(k)	03/06/28	530,616
IRB Holding Corp.
600,000	0.000	(n)	12/15/27	593,250
Medical Solutions Holdings, Inc. (1M USD LIBOR + 3.500%)
119,442	8.070	(k)	11/01/28	115,219
PetSmart, Inc.(k)
(1M USD SOFR + 3.750%)
492,793	8.411		02/11/28	488,791
(1M USD SOFR + 3.750%)
1,569,292	8.411		02/11/28	1,556,550
Restoration Hardware, Inc. (1M USD LIBOR + 2.500%)
221,079	7.070	(k)	10/20/28	212,283
SRS Distribution, Inc. (1M USD LIBOR + 3.500%)
1,387,391	8.070	(k)	06/02/28	1,336,113
Staples, Inc.(k)
(3M USD LIBOR + 4.500%)
279,144	8.940		09/12/24	277,645
(3M USD LIBOR + 5.000%)
237,933	9.440		04/16/26	222,329

				7,541,177

Semiconductors(k) – 0.1%
Bright Bidco B.V.
(3M USD SOFR + 9.000%)
547	13.676		10/31/27	473
(3M USD SOFR + 8.000%)
328,303	12.359		02/28/23	328,304
(1M USD LIBOR + 3.500%)
2,802,409	7.884		06/30/24	917,789

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Semiconductors(k) – (continued)
Entegris, Inc. (3M USD SOFRTE + 3.000%)
$100,000	7.571%		07/06/29	$ 100,313
MACOM Technology Solutions Holdings, Inc. (1M USD LIBOR + 2.250%)
89,956	6.820		05/17/24	89,590

				1,436,469

Services Cyclical - Business Services(k) – 0.0%
Travelport Finance (Luxembourg) S.a.r.l. (3M USD LIBOR + 1.500%)
446,628	6.740		02/28/25	457,794

Software – 3.7%
Applied Systems, Inc.(k)
(3M USD SOFR + 4.500%)
3,000,000	9.080		09/18/26	3,005,010
(3M USD SOFR + 6.750%)
1,000,000	11.330		09/17/27	997,500
Apttus Corp. (3M USD LIBOR + 4.250%)
374,609	9.075	(k)	05/08/28	363,139
Athenahealth, Inc.(k)
(1M USD SOFR + 3.500%)
331,686	5.653		02/15/29	313,718
(1M USD SOFR + 3.500%)
4,397	7.983		02/15/29	5,438
(1M USD SOFR + 3.500%)
103,254	8.012		02/15/29	97,661
Avaya, Inc. (1M USD SOFR + 10.000%)
655,000	14.478	(k)	12/15/27	370,894
Banff Merger Sub, Inc. (1M USD LIBOR + 3.750%)
732,123	6.122	(k)	10/02/25	718,491
Camelot U.S. Acquisition LLC(k)
(1M USD LIBOR + 3.000%)
222,621	7.517		10/30/26	222,273
(1M USD LIBOR + 3.000%)
926,973	7.517		10/30/26	924,655
CDK Global, Inc. (3M USD SOFR + 4.500%)
2,025,000	9.080	(k)	07/06/29	2,019,310
Ceridian HCM Holding, Inc. (1M USD LIBOR + 2.500%)
1,705,851	6.884	(k)	04/30/25	1,696,043
Emerald TopCo, Inc. (1M USD LIBOR)
375,000	8.047	(k)	07/25/26	357,772
Epicor Software Corp.(k)
(1M USD LIBOR + 3.250%)
2,773,890	7.820		07/30/27	2,721,352
(1M USD LIBOR + 7.750%)
2,950,000	12.320		07/31/28	2,938,318
Finastra USA, Inc.(k)
(3M USD LIBOR + 3.500%)
1,987,602	8.325		06/13/24	1,863,377
(3M USD LIBOR + 3.500%)
2,668,892	8.325		06/13/24	2,502,086
Greenway Health LLC (3M USD LIBOR + 3.750%)
122,489	8.480	(k)	02/16/24	83,170

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Software – (continued)
Hyland Software, Inc. (1M USD LIBOR + 3.500%)
$459,708	7.343	%(k)	07/01/24	$ 458,090
Informatica LLC (1M USD LIBOR + 2.750%)
1,240,625	7.375	(k)	10/27/28	1,236,357
Open Text Corp. (1M USD TSFR)
1,890,000	8.038	(k)	08/25/29	1,885,747
Polaris Newco LLC (3M USD LIBOR + 4.000%)
2,735,256	8.730	(k)	06/02/28	2,595,922
Press Ganey Holdings, Inc. (1M USD SOFR + 3.750%)
148,875	8.411	(k)	07/24/26	142,176
Project Ruby Ultimate Parent Corp. (1M USD LIBOR + 3.250%)
870,279	7.820	(k)	03/10/28	838,871
Quest Software US Holdings, Inc. (3M USD SOFR + 7.500%)
100,000	12.326	(k)	02/01/30	64,375
Rackspace Technology Global, Inc. (3M USD LIBOR + 2.750%)
2,689,311	7.380	(k)	02/15/28	1,682,218
RealPage, Inc. (1M USD LIBOR + 6.500%)
2,750,000	11.070	(k)	04/23/29	2,637,250
Riverbed Technology, Inc. (3M USD PIK + 2%)
1,232,288	6.270	(k)	12/07/26	530,500
Sophia, LP
250,000	0.000	(n)	10/07/28	248,125
(3M USD LIBOR + 3.500%)
621,851	8.230	(k)	10/07/27	612,461
(3M USD LIBOR + 3.500%)
1,223,874	8.230	(k)	10/07/27	1,205,393
Sovos Compliance LLC (1M USD LIBOR + 4.500%)
2,213,349	9.070	(k)	08/11/28	2,132,318
SS&C Holdings Europe S.a.r.l.
558,705	0.000	(n)	04/16/25	557,308
SS&C Technologies, Inc.
633,030	0.000	(n)	04/16/25	631,447
The Dun & Bradstreet Corp. (1M USD LIBOR + 3.250%)
714,383	7.767	(k)	02/06/26	712,469
The Ultimate Software Group, Inc.(k)
(1M USD LIBOR + 3.750%)
1,991,029	8.575		05/04/26	1,969,745
(3M USD LIBOR + 3.250%)
2,095,072	8.032		05/04/26	2,058,681
(3M USD LIBOR + 5.250%)
1,272,530	10.032		05/03/27	1,213,218
Zelis Healthcare Corp. (1M USD LIBOR + 3.500%)
493,703	8.070	(k)	09/30/26	492,138

				45,105,016

Telecommunication Services – 0.8%
Altice France SA(k)
(3M USD LIBOR + 3.688%)
234,257	8.517		01/31/26	224,887
(3M USD LIBOR + 4.000%)
215,418	8.650		08/14/26	207,339
Avaya, Inc.(k)
(1M USD LIBOR + 4.000%)
2,043,498	8.459		12/15/27	515,983

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Telecommunication Services – (continued)
Avaya, Inc.(k) – (continued)
(1M USD LIBOR + 4.250%)
$630,689	8.709%		12/15/27	$ 159,249
Cincinnati Bell, Inc. (1M USD SOFR + 3.250%)
264,000	7.911	(k)	11/22/28	262,461
CommScope, Inc. (1M USD LIBOR + 3.250%)
532,137	7.820	(k)	04/06/26	520,297
Cyxtera DC Holdings, Inc. (3M USD LIBOR + 3.000%)
1,160,581	7.820	(k)	05/01/24	942,763
Dawn Acquisition LLC (3M USD LIBOR + 3.750%)
1,290,282	8.480	(k)	12/31/25	827,561
Delta TopCo, Inc.(k)
(3M USD LIBOR + 3.750%)
406,680	8.154		12/01/27	376,614
(3M USD LIBOR + 7.250%)
142,514	11.654		12/01/28	118,643
EOS Finco Sarl (3M USD SOFR + 6.000%)
500,000	10.604	(k)	10/08/29	488,750
Frontier Communications Corp. (3M USD LIBOR + 3.750%)
1,478,712	8.500	(k)	05/01/28	1,446,831
GOGO Intermediate Holdings LLC (3M USD LIBOR + 3.750%)
1,231,867	8.575	(k)	04/30/28	1,229,884
Intrado Corp. (3M USD LIBOR + 4.000%)
732,052	8.825	(k)	10/10/24	683,246
MLN US HoldCo LLC
547,835	0.000	(g)	11/01/27	383,484
(3M USD LIBOR + 8.750%)
250,000	12.502	(k)	11/30/26	37,708
MLN US Holding Co. LLC (3M USD LIBOR + 4.500%)
889,178	8.252	(k)	11/30/25	229,337
West Corp. (3M USD LIBOR + 3.250%)
76,295	8.075	(k)	10/10/24	71,431
Xplornet Communications, Inc. (1M USD LIBOR + 4.000%)
758,404	8.570	(k)	10/02/28	599,815

				9,326,283

Telecommunications(k) – 0.1%
Intelsat Jackson Holdings S.A. (6M USD SOFR + 4.500%)
1,461,973	4.920		02/01/29	1,437,807

Transportation(k) – 0.1%
First Student Bidco, Inc.
(3M USD LIBOR + 3.000%)
169,371	7.726		07/21/28	159,704
(3M USD LIBOR + 3.000%)
454,254	7.726		07/21/28	428,325
Kenan Advantage Group, Inc. (1M USD LIBOR + 3.750%)
249,364	8.320		03/24/26	246,107

				834,136

TOTAL BANK LOANS (Cost $300,733,016)				$ 285,260,403

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 0.5%
Commerical Services & Supplies(e) – 0.0%
65,182	Monitronics International, Inc.	$ 9,777

Diversified Consumer Services(e) – 0.0%
7,679	Premier Brands Group Holdings LLC	4,131

Diversified Financial Services(e)(g) – 0.0%
5,500	Copper Earnout Trust(l)	27,500
240	Voyager Aviation Holdings LLC	—

		27,500

Energy Equipment & Services(e) – 0.0%
17,933	Parker Drilling Co.	103,115

Media(e) – 0.0%
33,365	Clear Channel Outdoor Holdings, Inc.*	63,727
3,675	Cumulus Media, Inc. Class A Class A	24,623

		88,350

Metals & Mining(e)(g) – 0.0%
627	Arctic Canadian Diamond Co. Ltd	—

Multiline Retail(e) – 0.0%
68	Belk, Inc.	595

Oil, Gas & Consumable Fuels – 0.2%
304	California Resources Corp.	12,990
18,456	Fieldwood Energy, Inc.(e)	2,516,162

		2,529,152

Professional Services(e) – 0.0%
17,300	Skillsoft Corp.	33,216

Real Estate – 0.1%
41,250	Copper Property CTL Pass Through Trust	517,687

Specialty Retail(e)(g) – 0.2%
11,476	Guitar Center, Inc.	1,732,641

Wireless Telecommunication Services(e) – 0.0%
5,606	iQor US Inc.(g)	21,023
45,384	Windstream Corp.	462,372

		483,395

TOTAL COMMON STOCKS (Cost $6,426,498)		$ 5,529,559

Shares	Dividend Rate	Value

Preferred Stocks(e) – 0.0%
Post Secondary Education – 0.0%
Riverbed Technology, Inc.
10,686	0.000%	$ 107
Voyager Aviation Holdings LLC (g)
1,441	0.000	180,125

		180,232

Specialty Retail(g) – 0.0%
Guitar Center, Inc.
103	0.000	9,412

TOTAL PREFERRED STOCKS (Cost $319,238)		$ 189,644

Units	Expiration Date	Value

Warrants(e) – 0.0%
Avation PLC
20,511	10/31/26	$ 9,862
California Resources Corp.
670	10/27/24	7,337
Fieldwood Energy, Inc.
6,687	08/01/29	49,178

TOTAL WARRANTS (Cost $250,297)		$ 66,377

Shares	Dividend Rate	Value

Investment Company(o) – 6.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
76,442,153	4.237%	$ 76,442,153
(Cost $76,442,152)

TOTAL INVESTMENTS – 93.1% (Cost $1,210,859,545)		$1,139,067,542

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.9%		84,853,343

NET ASSETS – 100.0%		$1,223,920,885

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on January 31, 2023.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

(e)	Security is currently in default and/or non-income producing.

(f)	Actual maturity date is July 28, 2121.

(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(h)	Guaranteed by a foreign government until maturity.

(i)	Actual maturity date is April 03, 2120.

(j)	Pay-in-kind securities.

(k)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on January 31, 2023.

(l)	Restricted securities are not registered under the Securities Act of 1933, as amended, and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of Restricted securities amounts to $84,284, which represents approximately 0.0% of the Fund’s net assets as of May 31, 2021. See additional details below:

Restricted Security	Acquisition Date	Cost
Chesapeake Energy Corp.	06/21/19	$42,991
Chesapeake Energy Corp.	06/21/19	316,924
Copper Earnout Trust	12/07/20	39,600
Neiman Marcus Group Ltd. LLC	10/15/21	605,000
Revlon Consumer Products Corp.	12/31/20	1,334,567

(m)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on January 31, 2023. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(n)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(o)	Represents an Affiliated Issuer.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At January 31, 2023, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Athenahealth, Inc., due 02/15/29	$53,836	$48,102	$(2,843)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	CZK	2,767,496	USD	110,000	02/07/23	$16,481
	EUR	27,329,000	USD	27,283,579	02/03/23	2,433,604
	EUR	584,581	USD	631,508	04/03/23	6,555
	EUR	26,831,000	USD	29,275,803	04/27/23	48,405
	GBP	1,627,000	USD	1,878,153	02/03/23	127,822
	GBP	2,988,000	USD	3,686,640	04/27/23	3,916
	IDR	14,611,008,815	USD	964,359	02/17/23	8,859
	IDR	15,371,602,701	USD	980,895	06/06/23	42,300
	MXN	52,864,000	USD	2,560,000	02/21/23	237,566
	THB	42,521,460	USD	1,203,500	02/28/23	88,415
	TRY	47,038,942	USD	2,387,400	03/23/23	44,687
BNP Paribas SA	CZK	116,645,405	USD	5,038,833	02/07/23	292,127
BofA Securities LLC	CNH	25,781,645	USD	3,830,000	04/13/23	3,856
	IDR	27,546,899,638	USD	1,815,641	02/17/23	19,219
	IDR	54,077,026,852	USD	3,459,380	06/06/23	140,201
	PLN	11,650,458	USD	2,594,540	03/06/23	88,095
Citibank NA	CAD	1,391,429	USD	1,036,944	04/19/23	9,486
	EUR	7,137,779	USD	7,718,335	04/19/23	79,287
	GBP	2,083,713	USD	2,531,818	04/19/23	41,445
	USD	620,541	GBP	500,000	04/19/23	3,070
JPMorgan Securities, Inc.	CLP	1,110,336,985	USD	1,229,609	03/02/23	158,626
	IDR	12,942,122,000	USD	818,500	06/06/23	42,979
	THB	91,836,605	USD	2,780,000	02/17/23	6,831
	THB	28,754,931	USD	858,100	04/10/23	19,143
	USD	604,800	ZAR	10,528,661	03/02/23	1,307
	ZAR	10,528,661	USD	602,855	03/02/23	638
MS & Co. Int. PLC	CAD	694,059	USD	517,425	02/16/23	4,259
	EUR	6,059,113	USD	6,566,949	02/16/23	26,924
	GBP	1,832,583	USD	2,236,173	02/16/23	23,875
	IDR	9,200,696,000	USD	590,000	06/06/23	22,435
	PLN	13,574,804	USD	3,091,705	03/06/23	34,030
	USD	490,524	EUR	450,000	02/16/23	808
	USD	4,975,059	IDR	74,327,381,206	06/06/23	27,534

TOTAL						$4,104,785

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	USD	29,666,433	EUR	27,329,000	02/03/23	$(50,750)
	USD	627,500	EUR	584,581	04/03/23	(10,563)
	USD	2,003,822	GBP	1,627,000	02/03/23	(2,153)
	ZAR	5,521,694	USD	320,000	03/23/23	(4,104)
BNP Paribas SA	ZAR	30,056,397	USD	1,723,358	03/23/23	(3,832)
BofA Securities LLC	USD	2,792,284	IDR	42,157,908,453	02/17/23	(15,794)
	USD	2,542,944	MXN	52,864,000	02/21/23	(254,622)
Citibank NA	USD	252,804	EUR	231,942	04/19/23	(579)
JPMorgan Securities, Inc.	EGP	75,826,355	USD	2,958,500	02/15/23	(477,068)
	HUF	1,025,715,360	USD	2,804,800	04/27/23	(28,889)
	THB	220,218,795	USD	6,761,874	04/10/23	(43,534)
	USD	1,547,152	CZK	34,833,295	02/07/23	(44,809)
	USD	1,142,408	IDR	17,264,066,347	06/06/23	(6,757)
MS & Co. Int. PLC	GBP	110,000	USD	136,450	02/16/23	(791)
	USD	1,620,308	EUR	1,490,000	02/16/23	(1,197)

TOTAL						$(945,442)

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At January 31, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at January 31, 2023(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 39	5.000%	6.080%	12/20/27	$29,090	$1,001,313	$(1,123,323)	$2,124,636

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
BRL	— Brazil Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EGP	— Egypt Pound
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesia Rupiah
MXN	— Mexican Peso
MYR	— Malaysia Ringgit
PEN	— Peru Nuevo Sol
PLN	— Polish Zloty
RON	— Romania New Leu
THB	— Thailand Baht
TRY	— Turkish Lira
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
CPI	— Consumer Price Index
ICE	— Inter-Continental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PIK	— Payment in kind
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Funding Rate
SONIA	— Sterling Overnight Index Average
TSFR	— Term Secured Overnight Financing Rate

Abbreviations:
BOFA	— BofA Securities LLC
CDX.NA.HY Ind 39	— CDX North America Investment Grade Index 39
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 96.5%
Australia – 4.2%
160,732	APA Group (Gas Utilities)	$ 1,202,904
358,212	Atlas Arteria Ltd. (Transportation Infrastructure)	1,742,137
50,702	Charter Hall Group (Equity Real Estate Investment Trusts (REITs))	499,241
108,975	Goodman Group (Equity Real Estate Investment Trusts (REITs))	1,554,373
209,958	Ingenia Communities Group (Equity Real Estate Investment Trusts (REITs))	691,450
1,028,918	National Storage REIT (Equity Real Estate Investment Trusts (REITs))	1,693,328
94,387	NEXTDC Ltd.* (IT Services)	667,041
549,627	Qube Holdings Ltd. (Transportation Infrastructure)	1,195,151
550,005	Region RE Ltd. (Equity Real Estate Investment Trusts (REITs))	1,055,402
1,197,560	Scentre Group (Equity Real Estate Investment Trusts (REITs))	2,598,473
272,150	Stockland (Equity Real Estate Investment Trusts (REITs))	760,460
307,910	The GPT Group (Equity Real Estate Investment Trusts (REITs))	998,101
567,099	Transurban Group (Transportation Infrastructure)	5,559,916

		20,217,977

Belgium – 0.4%
21,203	Aedifica SA (Equity Real Estate Investment Trusts (REITs))	1,860,606
2,942	Cofinimmo SA (Equity Real Estate Investment Trusts (REITs))	267,602

		2,128,208

Brazil – 0.2%
600,524	Santos Brasil Participacoes SA (Transportation Infrastructure)	1,042,219

Canada – 8.1%
56,120	Allied Properties Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,251,844
24,814	Boardwalk Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,048,471
30,825	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts (REITs))	1,139,822
7,680	Canadian Pacific Railway Ltd. (Road & Rail)	606,181
104,356	Chartwell Retirement Residences (Health Care Providers & Services)	769,405
283,485	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	11,607,428
116,060	Gibson Energy, Inc. (Oil, Gas & Consumable Fuels)	2,078,621
46,190	Hydro One Ltd.(a) (Electric Utilities)	1,262,930

Shares	Description	Value

Common Stocks (continued)
Canada (continued)
175,095	InterRent Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	$ 1,896,298
17,480	Keyera Corp. (Oil, Gas & Consumable Fuels)	398,721
194,777	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	6,910,993
53,164	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	922,194
67,717	Summit Industrial Income REIT (Equity Real Estate Investment Trusts (REITs))	1,164,455
184,376	TC Energy Corp. (Oil, Gas & Consumable Fuels)	7,944,291

		39,001,654

China – 0.9%
9,790,000	China Tower Corp. Ltd. Class H(a) (Diversified Telecommunication Services)	1,112,348
173,400	ENN Energy Holdings Ltd. (Gas Utilities)	2,612,569
752,000	Zhejiang Expressway Co. Ltd. Class H (Transportation Infrastructure)	649,374

		4,374,291

Denmark(a) – 0.3%
14,714	Orsted A/S (Electric Utilities)	1,310,311

Finland – 0.2%
72,879	Kojamo Oyj (Real Estate Management & Development)	1,119,029

France – 2.9%
8,229	Gecina SA (Equity Real Estate Investment Trusts (REITs))	974,722
25,001	Getlink SE (Transportation Infrastructure)	422,861
88,030	Klepierre SA (Equity Real Estate Investment Trusts (REITs))	2,234,232
92,515	Vinci SA (Construction & Engineering)	10,453,228

		14,085,043

Germany – 1.3%
91,357	E.ON SE (Multi-Utilities)	996,057
55,786	RWE AG (Independent Power and Renewable Electricity Producers)	2,483,530
106,704	Vonovia SE (Real Estate Management & Development)	3,014,164

		6,493,751

Hong Kong – 4.0%
482,400	China Gas Holdings Ltd. (Gas Utilities)	751,009

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
Hong Kong (continued)
285,500	China Resources Gas Group Ltd. (Gas Utilities)	$ 1,200,595
334,765	CK Asset Holdings Ltd. (Real Estate Management & Development)	2,140,323
850,000	Guangdong Investment Ltd. (Water Utilities)	923,456
1,545,200	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	1,551,412
14,234	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	69,587
428,000	Kunlun Energy Co. Ltd. (Gas Utilities)	337,544
534,322	Link REIT (Equity Real Estate Investment Trusts (REITs))	4,276,906
58,500	Power Assets Holdings Ltd. (Electric Utilities)	331,003
402,340	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	5,705,833
258,181	Swire Properties Ltd. (Real Estate Management & Development)	725,632
213,461	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	1,221,992

		19,235,292

Italy – 1.1%
328,663	Enel SpA (Electric Utilities)	1,935,207
65,838	Snam SpA (Gas Utilities)	335,348
398,709	Terna - Rete Elettrica Nazionale (Electric Utilities)	3,154,530

		5,425,085

Japan – 5.6%
423	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	920,335
203	Daiwa Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	955,927
24,800	East Japan Railway Co. (Road & Rail)	1,382,803
1,956	GLP J-REIT (Equity Real Estate Investment Trusts (REITs))	2,213,333
168	Hoshino Resorts REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	962,465
771	Industrial & Infrastructure Fund Investment Corp. (Equity Real Estate Investment Trusts (REITs))	854,453
2,708	Invincible Investment Corp. (Equity Real Estate Investment Trusts (REITs))	1,154,884
1,562	Japan Hotel REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	989,818

Shares	Description	Value

Common Stocks (continued)
Japan (continued)
2,716	Japan Metropolitan Fund Investment Corp. (Equity Real Estate Investment Trusts (REITs))	$ 2,099,696
161,649	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	2,077,694
292,296	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	5,478,692
432	Mori Hills REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	490,898
158	Nippon Accommodations Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	709,171
254	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	1,110,072
565	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,282,065
1,010	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	1,181,159
987	Sekisui House Reit, Inc. (Equity Real Estate Investment Trusts (REITs))	539,557
5,900	Toho Gas Co. Ltd. (Gas Utilities)	115,709
31,700	Tokyo Gas Co. Ltd. (Gas Utilities)	663,788
225,572	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	1,144,605
18,400	West Japan Railway Co. (Road & Rail)	770,564

		27,097,688

Luxembourg – 0.6%
211,109	SES SA (Media)	1,638,233
22,548	Shurgard Self Storage SA (Real Estate Management & Development)	1,088,034
1,388	VGP NV (Real Estate Management & Development)	138,691

		2,864,958

Mexico – 0.8%
6,805	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation Infrastructure)	1,174,339
29,443	Grupo Aeroportuario del Pacifico SAB de CV Class B (Transportation Infrastructure)	508,304
2,460	Grupo Aeroportuario del Sureste SAB de CV ADR (Transportation Infrastructure)	669,120
42,866	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation Infrastructure)	1,164,272
179,370	Prologis Property Mexico SA de CV (Equity Real Estate Investment Trusts (REITs))	583,342

		4,099,377

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
New Zealand* – 0.1%
99,292	Auckland International Airport Ltd. (Transportation Infrastructure)	$ 546,457

Philippines – 0.1%
88,320	International Container Terminal Services, Inc. (Transportation Infrastructure)	335,752

Singapore – 2.2%
1,252,116	CapitaLand Ascott Trust (Equity Real Estate Investment Trusts (REITs))	1,061,462
1,867,415	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts (REITs))	3,055,340
1,079,344	Capitaland Investment Ltd. (Real Estate Management & Development)	3,269,992
621,310	CapLand Ascendas REIT (Equity Real Estate Investment Trusts (REITs))	1,367,273
284,773	Frasers Logistics & Commercial Trust (Equity Real Estate Investment Trusts (REITs))	274,093
1,373,239	Lendlease Global Commercial Reit (Equity Real Estate Investment Trusts (REITs))	760,507
379,100	Mapletree Industrial Trust (Equity Real Estate Investment Trusts (REITs))	688,958

		10,477,625

Spain – 3.2%
13,052	Aena SME SA*(a) (Transportation Infrastructure)	1,961,050
230,754	Cellnex Telecom SA(a) (Diversified Telecommunication Services)	9,042,784
92,301	Ferrovial SA (Construction & Engineering)	2,723,641
120,343	Inmobiliaria Colonial Socimi SA (Equity Real Estate Investment Trusts (REITs))	877,752
105,003	Merlin Properties Socimi SA (Equity Real Estate Investment Trusts (REITs))	1,026,160

		15,631,387

Sweden – 0.9%
62,679	Castellum AB (Real Estate Management & Development)	860,023
9,495	Catena AB (Real Estate Management & Development)	397,233
58,627	Fabege AB (Real Estate Management & Development)	554,095
120,546	Fastighets AB Balder Class B* (Real Estate Management & Development)	621,082
47,380	Pandox AB * (Real Estate Management & Development)	652,324
39,163	Sagax AB Class B (Real Estate Management & Development)	974,179

Shares	Description	Value

Common Stocks (continued)
Sweden (continued)
53,938	Wihlborgs Fastigheter AB (Real Estate Management & Development)	$ 444,078

		4,503,014

Switzerland – 0.2%
2,752	PSP Swiss Property AG (Real Estate Management & Development)	343,075
5,566	Swiss Prime Site AG (Real Estate Management & Development)	495,976

		839,051

Thailand* – 0.1%
231,700	Airports of Thailand PCL (Transportation Infrastructure)	522,510

United Kingdom – 4.8%
115,314	Big Yellow Group PLC (Equity Real Estate Investment Trusts (REITs))	1,719,931
384,114	Grainger PLC (Real Estate Management & Development)	1,229,348
77,060	Great Portland Estates PLC (Equity Real Estate Investment Trusts (REITs))	541,044
85,210	Land Securities Group PLC (Equity Real Estate Investment Trusts (REITs))	746,508
859,848	National Grid PLC (Multi-Utilities)	10,931,157
87,288	Safestore Holdings PLC (Equity Real Estate Investment Trusts (REITs))	1,086,883
393,488	Segro PLC (Equity Real Estate Investment Trusts (REITs))	4,050,404
49,970	SSE PLC (Electric Utilities)	1,066,593
93,886	The UNITE Group PLC (Equity Real Estate Investment Trusts (REITs))	1,156,594
329,310	Tritax Big Box REIT PLC (Equity Real Estate Investment Trusts (REITs))	634,504

		23,162,966

United States – 54.3%
35,605	Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	2,657,201
17,477	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	2,809,253
32,409	Ameren Corp. (Multi-Utilities)	2,815,370
106,014	American Homes 4 Rent Class A Class A (Equity Real Estate Investment Trusts (REITs))	3,635,220
61,924	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	13,833,202
19,292	American Water Works Co., Inc. (Water Utilities)	3,019,005
92,174	Americold Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,895,185

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
United States (continued)
34,686	Apartment Income REIT Corp. (Equity Real Estate Investment Trusts (REITs))	$ 1,327,086
34,887	Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	618,547
35,460	Atmos Energy Corp. (Gas Utilities)	4,167,968
20,573	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	3,650,473
899	Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	67,011
58,626	Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	1,379,470
62,662	Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts (REITs))	1,134,809
18,491	Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	2,278,276
204,128	CenterPoint Energy, Inc. (Multi-Utilities)	6,148,335
31,400	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	4,797,606
44,400	Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,903,872
17,399	Consolidated Edison, Inc. (Multi-Utilities)	1,658,299
7,024	Constellation Energy Corp. (Electric Utilities)	599,569
35,713	Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	979,250
60,289	Crown Castle, Inc. (Equity Real Estate Investment Trusts (REITs))	8,929,404
38,446	CSX Corp. (Road & Rail)	1,188,750
65,983	CubeSmart (Equity Real Estate Investment Trusts (REITs))	3,021,362
68,025	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	7,797,026
7,244	DTE Energy Co. (Multi-Utilities)	842,984
26,194	DTE Midstream, Inc.* (Oil, Gas & Consumable Fuels)	1,431,764
11,605	Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	8,565,999
55,073	Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	399,279
42,653	Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	3,061,632
77,046	Equity Residential (Equity Real Estate Investment Trusts (REITs))	4,903,978
71,362	Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,818,304
21,780	Essential Utilities, Inc. (Water Utilities)	1,017,779

Shares	Description	Value

Common Stocks (continued)
United States (continued)
12,450	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 2,814,572
15,921	Evergy, Inc. (Electric Utilities)	997,451
9,396	Eversource Energy (Electric Utilities)	773,573
165,516	Exelon Corp. (Electric Utilities)	6,983,120
29,237	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	4,614,476
40,712	First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,171,985
25,572	Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,369,636
54,453	Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,172,373
138,344	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	2,607,784
73,825	Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,390,125
112,906	Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	3,669,445
26,245	Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,077,095
31,465	Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	706,704
92,920	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,700,436
42,503	Kite Realty Group Trust (Equity Real Estate Investment Trusts (REITs))	922,315
5,149	Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	556,298
5,068	Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	811,083
141,500	Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,832,425
2,130	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	355,114
27,147	National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,285,410
17,946	National Storage Affiliates Trust (Equity Real Estate Investment Trusts (REITs))	732,197
55,918	NETSTREIT Corp. (Equity Real Estate Investment Trusts (REITs))	1,125,629
5,353	NextEra Energy, Inc. (Electric Utilities)	399,494
202,885	NiSource, Inc. (Multi-Utilities)	5,630,059
77,099	Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	2,269,795

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks (continued)
United States (continued)
87,582	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	$ 5,997,615
273,384	PG&E Corp.* (Electric Utilities)	4,346,806
44,550	PPL Corp. (Electric Utilities)	1,318,680
136,985	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	17,709,421
11,789	Public Storage (Equity Real Estate Investment Trusts (REITs))	3,587,864
40,634	Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	2,756,204
53,690	Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	3,577,365
94,017	Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	5,967,259
55,039	Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	743,027
35,135	SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	10,453,717
61,575	Sempra Energy (Multi-Utilities)	9,872,320
19,269	Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	2,475,296
45,187	Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	1,982,806
37,011	Sun Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	5,805,545
91,288	Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	1,003,255
30,061	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	2,255,176
9,852	Terreno Realty Corp. (Equity Real Estate Investment Trusts (REITs))	634,764
115,981	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	3,739,227
70,170	UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	2,988,540
100,058	Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	5,184,005
59,050	Veris Residential, Inc.* (Equity Real Estate Investment Trusts (REITs))	1,021,565
138,433	VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	4,731,640
118,879	Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	8,920,680

Shares	Description	Value

Common Stocks (continued)
United States (continued)
30,240	Xcel Energy, Inc. (Electric Utilities)	$ 2,079,605

		262,474,244

TOTAL COMMON STOCKS (Cost $420,019,827)		$466,987,889

Shares	Dividend Rate	Value

Investment Company(b) – 2.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
11,415,563	4.237%	$ 11,415,563
(Cost $11,415,563)

TOTAL INVESTMENTS – 98.9% (Cost $431,435,390)		$478,403,452

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		5,377,275

NET ASSETS – 100.0%		$483,780,727

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an Affiliated Issuer.

SECTOR ALLOCATION AS OF JANUARY 31, 2023

Sector	% of Total Market Value
Real Estate	59.2%
Utilities	17.9
Energy	10.3
Industrials	7.2
Communication Services	2.5
Investment Company	2.4
Consumer Discretionary	0.2
Health Care	0.2
Information Technology	0.1
100.0%

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Dow Jones U.S. Real Estate Index	228	03/17/23	$8,217,120	$452,167

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Multi-Manager Non-Core Fixed Income Fund may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. The Fund is obligated to fund these commitments at the borrower’s discretion. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investment are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2023:

MULTI-MANAGER GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$325,795	$945,767	$—
Asia	5,897,650	73,090,936	88,186	(b)
Australia and Oceania	—	2,959,561	—
Europe	9,257,683	98,109,744	1,073
North America	303,303,909	182,957	—
South America	3,329,177	69,655	—
Exchange Traded Funds	2,032,930	—	—
Preferred Stocks	—	411,439	—
Investment Companies	43,786,038	—	—

Total	$367,933,182	$175,770,059	$89,259

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(c)	$—	$196,165	$—
Futures Contracts(c)	1,049,762	—	—

Total	$1,049,762	$196,165	$—

Liabilities
Forward Foreign Currency Exchange Contracts(c)	$—	$(1,612,782)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount represents valuations of Russian investments for which GSAM has determined include significant unobservable inputs as of January 31, 2023.
(c)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER NON-CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$390,490,986	$276,000
Corporate Obligations	—	380,660,504	151,916
Bank Loans	—	280,743,987	4,516,416
Common Stock and/or Other Equity Investments(a)
North America	662,020	3,086,375	1,781,164
Preferred Stocks	—	107	189,537
Warrants	—	66,377	—
Investment Company	76,442,153	—	—

Total	$77,104,173	$1,055,048,336	$6,915,033

Liabilities
Fixed Income
Unfunded Loan Committment	$—	$(2,843)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$4,104,785	$—
Credit Default Swap Contracts(b)	—	2,124,636	—

Total	$—	$6,229,421	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(945,442)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER REAL ASSETS STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$62,043,158	$—
Australia and Oceania	—	20,764,434	—
Europe	1,770,392	75,792,411	—
North America	305,575,275	—	—
South America	1,042,219	—	—
Investment Company	11,415,563	—	—

Total	$319,803,449	$158,600,003	$—

Derivative Type

Assets
Futures Contracts(b)	$452,167	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively, referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — The Fund’s investments in dividend-paying securities could cause a Fund to underperform other portfolios. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of the Fund to produce current income.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Overnight Financing Rate, London Interbank Offered Rate (“LIBOR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Industry Concentration Risk — The Multi-Manager Real Assets Strategy Fund concentrates its investments in the real estate group of industries, which has historically experienced substantial price volatility. Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Because transactions in many loans are subject to extended trade settlement periods, the Fundmay not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.